Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Australia (4.8%)
	Commonwealth Bank of Australia	3,377,443	333,293
	BHP Group Ltd.	10,164,204	249,630
	CSL Ltd.	972,724	167,934
	National Australia Bank Ltd.	6,261,669	154,298
	Westpac Banking Corp.	7,002,266	145,289
	ANZ Group Holdings Ltd.	6,068,173	114,589
	Wesfarmers Ltd.	2,283,413	107,559
	Macquarie Group Ltd.	706,881	104,571
	Goodman Group	3,759,403	83,835
	Aristocrat Leisure Ltd.	1,280,269	59,532
	Woodside Energy Group Ltd.	3,810,427	58,074
	Rio Tinto Ltd.	748,916	53,938
	Transurban Group	6,237,776	51,381
	Woolworths Group Ltd.	2,462,783	46,304
	QBE Insurance Group Ltd.	3,026,471	39,065
	Fortescue Ltd.	3,207,251	37,561
	Brambles Ltd.	2,808,818	34,325
*	Xero Ltd.	303,958	34,212
	Suncorp Group Ltd.	2,565,506	32,892
	Coles Group Ltd.	2,623,373	31,622
*	James Hardie Industries plc GDR	873,929	29,374
	WiseTech Global Ltd.	385,128	29,155
	Santos Ltd.	6,534,460	28,294
	Amcor plc GDR	2,894,697	28,022
	Insurance Australia Group Ltd.	4,813,126	27,296
	Cochlear Ltd.	128,565	25,304
	Computershare Ltd. (XASX)	1,162,370	25,268
	Northern Star Resources Ltd.	2,265,801	23,981
	Scentre Group	10,473,201	23,702
	Origin Energy Ltd.	3,464,274	22,342
	Telstra Group Ltd.	8,159,686	19,921
	South32 Ltd.	9,137,477	18,762
	CAR Group Ltd.	740,661	18,457
	Pro Medicus Ltd.	102,444	17,532
	Sonic Healthcare Ltd.	963,658	16,929
	REA Group Ltd.	101,471	15,563
	ASX Ltd.	390,650	15,317
	Stockland	4,808,121	15,232
	Lottery Corp. Ltd.	4,474,595	13,911
	JB Hi-Fi Ltd.	219,377	13,687
	Medibank Pvt Ltd.	5,537,054	13,653
	Evolution Mining Ltd.	3,764,656	13,083
	SGH Ltd.	397,851	11,738
*	NEXTDC Ltd.	1,288,805	11,720
	BlueScope Steel Ltd.	892,570	11,655
	GPT Group	3,856,266	10,947
	APA Group	2,586,549	10,908
	Treasury Wine Estates Ltd.	1,632,335	10,829
	Orica Ltd.	973,534	10,553
	Washington H Soul Pattinson & Co. Ltd.	495,225	10,449
	Vicinity Ltd.	7,575,447	10,267
	SEEK Ltd.	707,842	9,952
	ALS Ltd.	966,574	9,745
	Dexus	2,157,311	9,622
	Mirvac Group	7,922,490	9,584
	Bendigo & Adelaide Bank Ltd.	1,134,686	9,522
	Charter Hall Group	946,552	9,101
	Qube Holdings Ltd.	3,511,020	9,010
*	Qantas Airways Ltd.	1,531,077	8,872
*	Pilbara Minerals Ltd.	6,196,893	8,692

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Ampol Ltd.	480,944	8,630
	AGL Energy Ltd.	1,197,571	8,519
	Worley Ltd.	955,758	8,493
	Steadfast Group Ltd.	2,230,896	8,014
	Cleanaway Waste Management Ltd.	4,474,996	7,662
	Endeavour Group Ltd.	2,901,023	7,567
	Ramsay Health Care Ltd.	355,735	7,390
	Mineral Resources Ltd.	346,410	7,390
*	Lynas Rare Earths Ltd.	1,870,401	7,250
	Atlas Arteria Ltd.	2,295,605	7,168
	Aurizon Holdings Ltd.	3,523,131	7,130
	Ansell Ltd.	294,240	6,397
	Incitec Pivot Ltd.	3,439,950	6,354
	Reece Ltd.	431,799	6,326
	Bank of Queensland Ltd.	1,326,966	5,716
	AMP Ltd.	5,153,874	5,679
	Lendlease Corp. Ltd.	1,388,327	5,531
	Whitehaven Coal Ltd.	1,409,107	5,295
	Downer EDI Ltd.	1,348,361	4,746
	IDP Education Ltd.	570,150	4,671
	Flight Centre Travel Group Ltd.	418,769	4,616
	Metcash Ltd.	2,233,409	4,363
	Challenger Ltd.	1,036,433	4,026
	Orora Ltd.	2,753,799	4,008
	Harvey Norman Holdings Ltd.	1,214,425	3,887
	IGO Ltd.	1,274,861	3,833
	Insignia Financial Ltd.	1,369,056	3,721
	Beach Energy Ltd.	3,625,734	3,399
[1]	New Hope Corp. Ltd.	1,044,765	3,115
	Region RE Ltd.	2,306,081	3,097
	Perpetual Ltd.	231,825	3,062
	Yancoal Australia Ltd.	673,237	2,684
	Sims Ltd.	325,677	2,645
	Domino's Pizza Enterprises Ltd.	131,851	2,439
	Iluka Resources Ltd.	873,234	2,359
	Magellan Financial Group Ltd.	360,584	2,323
	Deterra Royalties Ltd.	856,436	2,142
	TPG Telecom Ltd.	754,372	2,044
	Tabcorp Holdings Ltd.	4,678,168	1,954
	GQG Partners Inc. GDR	1,311,264	1,733
	Nufarm Ltd.	762,190	1,706
*,1	Liontown Resources Ltd.	3,242,204	1,331
	Domain Holdings Australia Ltd.	522,571	882
*,1	Star Entertainment Group Ltd.	5,213,197	382
			2,779,534
Austria (0.1%)
	Erste Group Bank AG	620,272	38,133
	OMV AG	284,880	11,731
	Verbund AG	133,096	10,218
[1]	ANDRITZ AG	139,240	7,884
	Raiffeisen Bank International AG	259,803	5,876
	voestalpine AG	226,436	4,736
	Telekom Austria AG	181,094	1,511
			80,089
Belgium (0.6%)
	Anheuser-Busch InBev SA	1,831,870	90,268
*	Argenx SE	119,901	79,151
	UCB SA	244,286	47,527
	KBC Group NV	470,662	36,103
	Ageas SA	332,128	17,109
	Groupe Bruxelles Lambert NV	169,890	11,794
	Syensqo SA	141,839	11,176
	Lotus Bakeries NV	811	8,651
	Sofina SA	34,272	8,542
	Ackermans & van Haaren NV	43,983	8,536
	D'ieteren Group	44,845	7,522
	Warehouses De Pauw CVA	346,462	7,442
	Elia Group SA	76,155	5,139
			338,960

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
Brazil (1.0%)
	Vale SA	7,357,850	68,202
	Petroleo Brasileiro SA	5,415,189	38,594
	Itau Unibanco Holding SA ADR	5,280,882	30,629
	Petroleo Brasileiro SA ADR	2,309,694	29,795
	Weg SA	2,990,093	28,161
	B3 SA - Brasil Bolsa Balcao	10,860,343	20,795
	Banco Do Brasil SA	3,456,878	16,373
	Centrais Eletricas Brasileiras SA	2,593,177	16,014
*	Embraer SA	1,486,999	15,190
	Cia de Saneamento Basico do Estado de Sao Paulo	926,407	14,991
	Suzano SA	1,363,738	14,554
	Petroleo Brasileiro SA ADR (XNYS)	995,895	14,152
	JBS SA	2,288,532	13,878
	Banco BTG Pactual SA	2,372,534	13,223
	Banco Bradesco SA ADR	5,940,252	12,534
*	PRIO SA	1,612,975	11,313
	Ambev SA	5,812,011	11,039
	Localiza Rent a Car SA (BVMF)	2,000,452	10,567
	Raia Drogasil SA	2,836,660	10,237
	Equatorial Energia SA	1,974,667	10,187
	BB Seguridade Participacoes SA	1,346,751	8,881
[2]	Rede D'Or Sao Luiz SA	1,756,253	8,400
	Rumo SA	2,524,369	7,948
	Klabin SA	1,807,308	6,940
	Vibra Energia SA	2,249,004	6,488
	Telefonica Brasil SA	692,627	6,148
	Totvs SA	1,024,291	5,970
	Ambev SA ADR	3,187,795	5,897
	Banco Bradesco SA	3,051,902	5,755
	BRF SA	1,326,659	4,969
	Lojas Renner SA	2,105,370	4,918
	Ultrapar Participacoes SA	1,631,322	4,617
	Energisa SA	671,679	4,558
	Itau Unibanco Holding SA	869,639	4,436
	CCR SA	2,292,151	4,405
	Natura & Co. Holding SA	1,941,462	4,193
	TIM SA	1,553,430	4,149
*,2	Hapvida Participacoes e Investimentos SA	9,531,349	3,947
	Banco Santander Brasil SA	755,653	3,357
	Cosan SA	2,457,771	3,255
	Gerdau SA ADR	1,061,992	3,090
	Allos SA	949,600	3,087
	Santos Brasil Participacoes SA	1,327,400	2,994
	Hypera SA	833,083	2,606
	Transmissora Alianca de Energia Eletrica SA	452,556	2,595
	Porto Seguro SA	376,524	2,577
[2]	GPS Participacoes e Empreendimentos SA	982,300	2,520
	Multiplan Empreendimentos Imobiliarios SA	650,917	2,495
	Sendas Distribuidora SA	2,158,570	2,490
	Cia Paranaense de Energia - Copel	1,605,565	2,382
	Caixa Seguridade Participacoes SA	910,700	2,288
	CPFL Energia SA	379,500	2,233
	Engie Brasil Energia SA	343,710	2,164
	Cia Energetica de Minas Gerais ADR	980,613	1,834
	Marfrig Global Foods SA	656,900	1,786
	Telefonica Brasil SA ADR	180,057	1,590
	Neoenergia SA	460,600	1,478
	SLC Agricola SA	414,040	1,230
	Atacadao SA	1,115,212	1,181
*	Eneva SA	573,235	1,157
	Alupar Investimento SA	234,108	1,137
	Cia Siderurgica Nacional SA	715,851	1,113
	Sao Martinho SA	281,900	1,094
	CSN Mineracao SA	1,059,900	990
*	Magazine Luiza SA	768,988	982
	M Dias Branco SA	244,686	966
	Grupo Mateus SA	809,900	926
	Auren Energia SA	585,084	812
	Cia Siderurgica Nacional SA ADR	509,830	806

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	949,852	787
	Smartfit Escola de Ginastica e Danca SA	231,000	770
	Cia Paranaense de Energia - Copel ADR (XYNS)	112,597	750
[1]	Sendas Distribuidora SA ADR	111,075	639
	Cia Paranaense de Energia - Copel ADR	63,132	371
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	141,500	347
	Cia Energetica de Minas Gerais	127,394	328
	Usinas Siderurgicas de Minas Gerais SA Usiminas	350,700	326
	TIM SA ADR	21,923	290
*	Braskem SA Class A ADR	60,561	281
*	Automob Participacoes SA	947,978	50
			567,201
Canada (6.7%)
	Royal Bank of Canada	2,843,553	346,662
*	Shopify Inc. Class A	2,433,322	283,975
	Toronto-Dominion Bank	3,558,170	202,985
	Enbridge Inc.	4,360,075	188,551
	Brookfield Corp.	2,997,198	183,253
	Canadian Pacific Kansas City Ltd.	1,881,786	149,548
	Bank of Montreal	1,463,403	144,875
	Constellation Software Inc.	39,999	130,812
	Canadian Natural Resources Ltd.	4,167,438	126,599
	Bank of Nova Scotia	2,465,883	126,166
	Canadian Imperial Bank of Commerce	1,891,056	119,122
	Canadian National Railway Co.	1,122,357	117,244
	Manulife Financial Corp.	3,548,892	106,124
	Suncor Energy Inc.	2,561,088	96,093
	Waste Connections Inc.	519,332	95,426
	TC Energy Corp.	2,091,752	94,257
	Agnico Eagle Mines Ltd.	1,003,461	93,266
	Alimentation Couche-Tard Inc.	1,558,912	82,325
	Sun Life Financial Inc.	1,163,288	67,083
	Intact Financial Corp.	359,245	63,811
	National Bank of Canada	683,984	60,706
	Fairfax Financial Holdings Ltd.	43,116	58,036
	Wheaton Precious Metals Corp.	912,553	56,938
	Dollarama Inc.	554,536	52,475
	Franco-Nevada Corp.	385,152	52,358
	Nutrien Ltd.	997,082	51,461
	Brookfield Asset Management Ltd. Class A (XTSE)	823,618	49,292
	CGI Inc.	410,673	48,413
	Thomson Reuters Corp.	277,916	46,703
	Cameco Corp.	874,186	43,230
	Fortis Inc. (XTSE)	994,532	42,358
	Pembina Pipeline Corp.	1,168,576	42,181
	Barrick Gold Corp.	2,516,256	41,137
	Teck Resources Ltd. Class B	1,007,015	41,137
	Restaurant Brands International Inc.	643,631	39,574
	Cenovus Energy Inc.	2,570,082	37,171
	Loblaw Cos. Ltd.	291,758	36,532
	Power Corp. of Canada	1,099,892	33,337
	Tourmaline Oil Corp.	705,082	32,121
	Metro Inc.	406,582	25,405
	Magna International Inc.	539,582	21,392
	Imperial Oil Ltd.	320,519	21,319
[2]	Hydro One Ltd.	638,956	19,881
	Great-West Lifeco Inc.	554,418	17,926
	George Weston Ltd.	111,723	17,269
	Barrick Gold Corp. (XLON)	1,025,962	17,033
[1]	BCE Inc.	612,831	14,594
	TELUS Corp.	999,659	14,499
	South Bow Corp.	416,281	9,962
	Enbridge Inc. (XTSE)	30,400	1,314
*	Shopify Inc. Class A (XTSE)	141	16
			3,863,947
Chile (0.1%)
	Banco De Chile	89,374,811	11,064
	Cencosud SA	2,711,527	6,908
	Empresas COPEC SA	1,001,486	6,692

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Latam Airlines Group SA	413,303,310	6,256
	Falabella SA	1,627,798	6,165
	Banco de Credito e Inversiones SA	193,790	5,921
	Banco Santander Chile ADR	224,429	4,581
	Empresas CMPC SA	2,469,857	4,214
[1]	Sociedad Quimica y Minera de Chile SA ADR	98,978	3,914
	Enel Americas SA	39,402,199	3,545
	Plaza SA	1,847,934	3,310
	Enel Chile SA	37,250,257	2,212
	Cia Sud Americana de Vapores SA	39,360,515	2,194
	Colbun SA	14,801,750	1,992
	Quinenco SA	532,530	1,902
	Banco Santander Chile	35,414,429	1,827
	Aguas Andinas SA Class A	5,715,025	1,826
	Banco Itau Chile SA	156,646	1,758
	Cia Cervecerias Unidas SA	266,410	1,623
	Cencosud Shopping SA	967,439	1,618
	Enel Chile SA ADR	288,934	878
			80,400
China (8.3%)
	Tencent Holdings Ltd.	12,489,904	657,159
	Alibaba Group Holding Ltd.	34,197,940	419,488
*,2	Meituan Class B	11,098,478	211,232
*,2	Xiaomi Corp. Class B	32,808,768	164,439
*	PDD Holdings Inc. ADR	1,425,276	159,503
	China Construction Bank Corp. Class H	188,329,517	153,247
	Industrial & Commercial Bank of China Ltd. Class H	158,731,655	108,045
	JD.com Inc. Class A	5,136,763	104,486
*	Trip.com Group Ltd.	1,253,235	88,020
	Bank of China Ltd. Class H	168,970,284	87,413
	BYD Co. Ltd. Class H	2,208,655	77,613
	NetEase Inc.	3,629,582	74,607
	Ping An Insurance Group Co. of China Ltd. Class H	13,128,362	73,922
*	Baidu Inc. Class A	4,481,112	50,666
	China Merchants Bank Co. Ltd. Class H	7,665,841	42,163
	Kweichow Moutai Co. Ltd. Class A	177,235	35,213
	Agricultural Bank of China Ltd. Class H	61,968,835	34,130
	Yum China Holdings Inc.	742,493	33,863
	PetroChina Co. Ltd. Class H	42,472,969	32,472
*,2	Kuaishou Technology	5,674,500	31,054
*	Li Auto Inc. Class A	2,379,273	28,004
	China Life Insurance Co. Ltd. Class H	14,994,183	27,835
	China Shenhua Energy Co. Ltd. Class H	6,838,360	27,576
*	BeiGene Ltd.	1,570,600	27,272
	ANTA Sports Products Ltd.	2,522,273	26,835
	China Petroleum & Chemical Corp. Class H	48,966,731	26,780
	Zijin Mining Group Co. Ltd. Class H	11,876,882	22,452
	Contemporary Amperex Technology Co. Ltd. Class A	620,299	22,116
	PICC Property & Casualty Co. Ltd. Class H	13,546,470	22,009
	Geely Automobile Holdings Ltd.	11,861,097	21,960
	KE Holdings Inc. ADR	1,205,636	21,014
*	XPeng Inc. Class A	2,619,016	19,904
	Tencent Music Entertainment Group ADR	1,476,759	17,692
	Full Truck Alliance Co. Ltd. ADR	1,502,017	16,913
	China Resources Land Ltd.	5,538,816	16,860
*,2	Wuxi Biologics Cayman Inc.	7,028,612	16,824
[2]	Pop Mart International Group Ltd.	1,377,400	16,706
[2]	Nongfu Spring Co. Ltd. Class H	3,511,200	16,565
	China Merchants Bank Co. Ltd. Class A	2,874,109	16,148
	China Pacific Insurance Group Co. Ltd. Class H	5,224,625	15,563
	Haier Smart Home Co. Ltd. Class H	4,619,701	15,280
	New Oriental Education & Technology Group Inc.	3,061,250	14,912
	CITIC Ltd.	12,780,697	14,480
	China Yangtze Power Co. Ltd. Class A	3,443,757	13,707
[2]	China Tower Corp. Ltd. Class H	93,733,053	13,502
	China CITIC Bank Corp. Ltd. Class H	18,679,749	13,342
*	NIO Inc. Class A	3,044,639	13,175
[2]	Postal Savings Bank of China Co. Ltd. Class H	21,849,351	13,044
*,2	Innovent Biologics Inc.	2,950,347	12,555

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	China Mengniu Dairy Co. Ltd.	6,163,504	12,355
	H World Group Ltd.	3,812,610	12,343
	China Overseas Land & Investment Ltd.	7,700,629	12,273
	Bank of Communications Co. Ltd. Class H	14,520,099	11,746
	Sunny Optical Technology Group Co. Ltd.	1,303,918	11,736
	Yangzijiang Shipbuilding Holdings Ltd.	5,105,296	11,433
*,2	Akeso Inc.	1,424,000	11,144
*	J&T Global Express Ltd.	13,729,200	10,962
	Ping An Insurance Group Co. of China Ltd. Class A	1,519,821	10,701
*	Kanzhun Ltd. ADR	732,437	10,554
	ENN Energy Holdings Ltd.	1,526,218	10,389
	Industrial & Commercial Bank of China Ltd. Class A	10,970,997	10,313
	CSPC Pharmaceutical Group Ltd.	17,762,869	10,240
*	TAL Education Group ADR	833,265	10,191
*,1,2	SenseTime Group Inc. Class B	48,439,000	10,096
	Vipshop Holdings Ltd. ADR	687,215	9,875
	BYD Co. Ltd. Class A	256,255	9,728
	Wuliangye Yibin Co. Ltd. Class A	545,271	9,616
*	Bilibili Inc. Class Z	571,043	9,577
	China Resources Beer Holdings Co. Ltd.	3,151,130	9,553
	China Hongqiao Group Ltd.	5,656,567	9,509
	Li Ning Co. Ltd.	4,530,302	9,368
	CITIC Securities Co. Ltd. Class H	3,302,265	8,997
	Qifu Technology Inc. ADR	219,132	8,743
	China Resources Power Holdings Co. Ltd.	3,929,843	8,740
*,2	JD Health International Inc.	2,094,523	8,673
	Agricultural Bank of China Ltd. Class A	12,167,329	8,654
	COSCO SHIPPING Holdings Co. Ltd. Class H	5,689,990	8,540
	BYD Electronic International Co. Ltd.	1,550,091	8,464
	People's Insurance Co. Group of China Ltd. Class H	16,503,882	8,446
	Kingsoft Corp. Ltd.	1,653,123	8,357
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,230,365	8,309
	Industrial Bank Co. Ltd. Class A	2,903,228	8,143
*	Kingdee International Software Group Co. Ltd.	5,850,303	7,764
	Great Wall Motor Co. Ltd. Class H	4,701,716	7,684
	Tsingtao Brewery Co. Ltd. Class H	1,243,057	7,635
[2]	CGN Power Co. Ltd. Class H	22,622,536	7,322
	Sino Biopharmaceutical Ltd.	19,647,718	7,143
	East Money Information Co. Ltd. Class A	2,235,514	7,094
	Kunlun Energy Co. Ltd.	7,419,356	7,084
	Zijin Mining Group Co. Ltd. Class A	3,018,174	6,825
*	Midea Group Co. Ltd.	700,202	6,807
	Weichai Power Co. Ltd. Class H	3,905,334	6,796
	China Galaxy Securities Co. Ltd. Class H	7,444,117	6,781
[2]	Giant Biogene Holding Co. Ltd.	902,800	6,704
	Sinopharm Group Co. Ltd. Class H	2,514,506	6,650
	Yankuang Energy Group Co. Ltd. Class H	6,253,178	6,615
*	GCL Technology Holdings Ltd.	41,108,000	6,489
	Anhui Conch Cement Co. Ltd. Class H	2,389,937	6,443
	CITIC Securities Co. Ltd. Class A	1,716,786	6,383
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,198,862	6,175
	China Minsheng Banking Corp. Ltd. Class H	12,903,169	6,156
	China Resources Gas Group Ltd.	1,801,189	6,123
[2]	Longfor Group Holdings Ltd.	4,780,835	6,077
	Tongcheng-Elong Holdings Ltd.	2,368,918	5,972
	Haitong Securities Co. Ltd. Class H	6,794,010	5,946
[2]	Smoore International Holdings Ltd.	3,654,350	5,916
	CMOC Group Ltd. Class H	7,938,984	5,865
	Hygon Information Technology Co. Ltd. Class A	327,795	5,829
*,2	JD Logistics Inc.	3,384,017	5,827
[2]	Haidilao International Holding Ltd.	3,077,237	5,773
	Tingyi Cayman Islands Holding Corp.	3,754,367	5,724
*,2	Zhejiang Leapmotor Technologies Ltd.	1,365,900	5,705
	Luxshare Precision Industry Co. Ltd. Class A	1,012,439	5,642
	Bank of Communications Co. Ltd. Class A	5,621,620	5,620
[2]	China Feihe Ltd.	8,107,745	5,581
	Jiangsu Hengrui Medicine Co. Ltd. Class A	900,022	5,551
*	Alibaba Health Information Technology Ltd.	11,786,719	5,504
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	170,973	5,499
	MINISO Group Holding Ltd.	952,752	5,489

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	China Shenhua Energy Co. Ltd. Class A	974,020	5,367
*	Zai Lab Ltd.	1,959,710	5,322
	ZTE Corp. Class H	1,513,112	5,290
	Want Want China Holdings Ltd.	8,585,807	5,247
	China State Construction International Holdings Ltd.	3,561,767	5,228
	Foxconn Industrial Internet Co. Ltd. Class A	1,760,600	5,226
	China Petroleum & Chemical Corp. Class A	6,212,800	5,213
	CRRC Corp. Ltd. Class H	8,201,000	5,192
*	China Ruyi Holdings Ltd.	16,223,840	5,188
	Aluminum Corp. of China Ltd. Class H	7,965,642	5,127
[2]	China International Capital Corp. Ltd. Class H	2,979,227	4,960
	China Longyuan Power Group Corp. Ltd. Class H	6,688,086	4,931
	China Gas Holdings Ltd.	5,864,192	4,861
	China Coal Energy Co. Ltd. Class H	4,217,041	4,847
	Zhaojin Mining Industry Co. Ltd. Class H	2,990,137	4,742
	New China Life Insurance Co. Ltd. Class H	1,498,089	4,688
*	Cambricon Technologies Corp. Ltd. Class A	58,798	4,685
[2]	Huatai Securities Co. Ltd. Class H	2,696,785	4,644
	China State Construction Engineering Corp. Ltd. Class A	5,955,829	4,638
	Bank of China Ltd. Class A	6,141,059	4,612
	Guangdong Investment Ltd.	5,982,664	4,529
[2]	China Resources Mixc Lifestyle Services Ltd.	1,189,200	4,503
	China National Building Material Co. Ltd. Class H	9,349,670	4,472
[2]	Hansoh Pharmaceutical Group Co. Ltd.	1,932,608	4,448
	Huaneng Power International Inc. Class H	8,456,226	4,437
[2]	WuXi AppTec Co. Ltd. Class H	622,198	4,428
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,098,114	4,358
	China Taiping Insurance Holdings Co. Ltd.	2,910,072	4,344
	China Merchants Port Holdings Co. Ltd.	2,524,229	4,292
*	Gds Holdings Ltd. Class A	1,578,327	4,267
	Wanhua Chemical Group Co. Ltd. Class A	450,220	4,262
	China Pacific Insurance Group Co. Ltd. Class A	944,466	4,224
	Ping An Bank Co. Ltd. Class A	2,661,939	4,216
	Shaanxi Coal Industry Co. Ltd. Class A	1,391,200	4,168
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	171,860	4,097
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,059,325	4,083
	Muyuan Foods Co. Ltd. Class A	784,137	4,034
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	698,905	3,966
	NAURA Technology Group Co. Ltd. Class A	76,000	3,965
	Sinotruk Hong Kong Ltd.	1,358,884	3,960
	China Railway Group Ltd. Class H	8,103,299	3,924
[2]	Yadea Group Holdings Ltd.	2,362,000	3,923
	Seres Group Co. Ltd. Class A	211,900	3,899
	Bosideng International Holdings Ltd.	8,044,931	3,894
	PetroChina Co. Ltd. Class A	3,407,502	3,890
	Kingboard Holdings Ltd.	1,490,813	3,799
	SF Holding Co. Ltd. Class A	688,955	3,742
	NARI Technology Co. Ltd. Class A	1,153,087	3,674
	Jiangxi Copper Co. Ltd. Class H	2,300,392	3,651
	Bank of Jiangsu Co. Ltd. Class A	2,641,590	3,618
*,1	Genscript Biotech Corp.	2,627,596	3,615
	Xinyi Solar Holdings Ltd.	8,748,220	3,607
[2]	Hua Hong Semiconductor Ltd.	1,216,633	3,605
	Gree Electric Appliances Inc. of Zhuhai Class A	581,023	3,604
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,825,980	3,601
	CRRC Corp. Ltd. Class A	3,410,997	3,507
	China Everbright Bank Co. Ltd. Class A	6,564,026	3,506
	Autohome Inc. ADR	125,088	3,505
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	904,200	3,484
	Anhui Gujing Distillery Co. Ltd. Class B	239,250	3,475
	Bank of Ningbo Co. Ltd. Class A	952,370	3,469
	Haier Smart Home Co. Ltd. Class A	902,796	3,461
	China Power International Development Ltd.	9,120,326	3,404
	Luzhou Laojiao Co. Ltd. Class A	211,688	3,390
	Hengan International Group Co. Ltd.	1,231,293	3,371
	Beijing Enterprises Holdings Ltd.	974,088	3,346
*,1	China Vanke Co. Ltd. Class H	4,430,539	3,310
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	4,098,693	3,230
	Shenzhen Inovance Technology Co. Ltd. Class A	387,100	3,223
	RLX Technology Inc. ADR	1,440,676	3,198

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	China CITIC Bank Corp. Ltd. Class A	3,485,935	3,196
	ZTE Corp. Class A	577,479	3,187
	China National Nuclear Power Co. Ltd. Class A	2,363,000	3,179
	China Everbright Environment Group Ltd.	7,214,484	3,156
	WuXi AppTec Co. Ltd. Class A	409,921	3,136
	Haitian International Holdings Ltd.	1,147,947	3,052
	Hithink RoyalFlush Information Network Co. Ltd. Class A	77,366	3,008
	China Oilfield Services Ltd. Class H	3,352,706	3,001
	Sungrow Power Supply Co. Ltd. Class A	299,766	2,980
	China CSSC Holdings Ltd. Class A	641,200	2,970
	GF Securities Co. Ltd. Class H	2,183,597	2,961
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,713,546	2,942
	Brilliance China Automotive Holdings Ltd.	5,996,000	2,934
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,730,181	2,895
*	Minth Group Ltd.	1,441,714	2,879
	BOE Technology Group Co. Ltd. Class A	4,676,800	2,878
	Beijing Kingsoft Office Software Inc. Class A	65,832	2,876
	Hisense Home Appliances Group Co. Ltd. Class H	820,000	2,857
[2]	3SBio Inc.	3,642,269	2,811
	Far East Horizon Ltd.	3,802,301	2,804
	SAIC Motor Corp. Ltd. Class A	1,181,615	2,797
*,2	China Literature Ltd.	824,029	2,775
	China Everbright Bank Co. Ltd. Class H	7,064,063	2,762
	China Minsheng Banking Corp. Ltd. Class A	4,817,152	2,759
	Greentown China Holdings Ltd.	2,488,297	2,758
	Jiangsu Expressway Co. Ltd. Class H	2,471,275	2,752
	Country Garden Services Holdings Co. Ltd.	4,203,727	2,741
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	30,739,000	2,741
	China Communications Services Corp. Ltd. Class H	4,799,205	2,731
	Sany Heavy Industry Co. Ltd. Class A	1,206,800	2,682
	China Cinda Asset Management Co. Ltd. Class H	17,435,916	2,661
	China United Network Communications Ltd. Class A	3,913,600	2,640
	Bank of Shanghai Co. Ltd. Class A	2,054,791	2,634
[2]	CSC Financial Co. Ltd. Class H	2,108,748	2,624
*	JOYY Inc. ADR	59,827	2,594
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,632,619	2,594
	Lens Technology Co. Ltd. Class A	717,500	2,583
	China Merchants Securities Co. Ltd. Class A	1,031,067	2,563
	Baoshan Iron & Steel Co. Ltd. Class A	2,646,300	2,556
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	173,774	2,537
	Shenzhen International Holdings Ltd.	2,829,160	2,532
	Bank of Beijing Co. Ltd. Class A	3,060,500	2,527
	Guotai Junan Securities Co. Ltd. Class A	998,500	2,447
	Zhejiang Expressway Co. Ltd. Class H	3,361,629	2,419
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,621,306	2,419
	Huaxia Bank Co. Ltd. Class A	2,302,798	2,413
	Sinopec Engineering Group Co. Ltd. Class H	3,000,688	2,401
	Daqin Railway Co. Ltd. Class A	2,610,800	2,396
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	85,597	2,395
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	1,531,596	2,381
	Shanghai Baosight Software Co. Ltd. Class B	1,484,161	2,377
	AviChina Industry & Technology Co. Ltd. Class H	5,087,567	2,373
[2]	Guotai Junan Securities Co. Ltd. Class H	1,598,731	2,373
	Postal Savings Bank of China Co. Ltd. Class A	3,165,688	2,364
	Huatai Securities Co. Ltd. Class A	1,004,228	2,359
	Iflytek Co. Ltd. Class A	336,000	2,355
	Uni-President China Holdings Ltd.	2,337,604	2,353
	Jiangsu Yanghe Distillery Co. Ltd. Class A	217,000	2,351
	Fosun International Ltd.	4,296,288	2,349
	TravelSky Technology Ltd. Class H	1,896,759	2,337
	China Railway Group Ltd. Class A	2,836,474	2,318
	China Conch Venture Holdings Ltd.	2,862,415	2,317
	China Tourism Group Duty Free Corp. Ltd. Class A	273,662	2,302
	Aier Eye Hospital Group Co. Ltd. Class A	1,347,678	2,299
	C&D International Investment Group Ltd.	1,396,759	2,295
	Shenwan Hongyuan Group Co. Ltd. Class A	3,298,295	2,284
[2]	China Resources Pharmaceutical Group Ltd.	3,394,732	2,284
	China Medical System Holdings Ltd.	2,520,850	2,275
	CSC Financial Co. Ltd. Class A	689,138	2,263
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	3,036,515	2,255

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Shenzhen Transsion Holdings Co. Ltd. Class A	161,065	2,234
	Fuyao Glass Industry Group Co. Ltd. Class A	270,812	2,230
	Beijing Enterprises Water Group Ltd.	8,027,390	2,228
	LONGi Green Energy Technology Co. Ltd. Class A	1,086,060	2,228
	Ningbo Tuopu Group Co. Ltd. Class A	243,095	2,204
*	Air China Ltd. Class H	3,538,019	2,172
	Kingboard Laminates Holdings Ltd.	2,157,618	2,164
	Bank of Nanjing Co. Ltd. Class A	1,464,065	2,156
	Advanced Micro-Fabrication Equipment Inc. Class A	86,361	2,154
	Zhongji Innolight Co. Ltd. Class A	135,917	2,152
*	iQIYI Inc. ADR	990,475	2,149
	Wens Foodstuff Group Co. Ltd. Class A	956,380	2,131
[2]	Topsports International Holdings Ltd.	5,712,209	2,113
	Xtep International Holdings Ltd.	2,727,000	2,107
	Zhongsheng Group Holdings Ltd.	1,331,104	2,105
	Guangzhou Automobile Group Co. Ltd. Class H	5,352,058	2,101
	Chongqing Changan Automobile Co. Ltd. Class A	1,207,780	2,095
	SDIC Power Holdings Co. Ltd. Class A	1,053,183	2,088
	China Three Gorges Renewables Group Co. Ltd. Class A	3,602,900	2,087
	Yuexiu Property Co. Ltd.	3,320,853	2,080
	Shandong Gold Mining Co. Ltd. Class A	599,663	2,032
	Haitong Securities Co. Ltd. Class A	1,384,994	2,024
	Aluminum Corp. of China Ltd. Class A	1,876,800	2,024
[2]	Shandong Gold Mining Co. Ltd. Class H	1,149,616	1,995
	Poly Developments & Holdings Group Co. Ltd. Class A	1,727,695	1,990
	AECC Aviation Power Co. Ltd. Class A	385,300	1,988
	China Galaxy Securities Co. Ltd. Class A	1,026,903	1,980
	New China Life Insurance Co. Ltd. Class A	297,947	1,967
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	787,390	1,966
	Weichai Power Co. Ltd. Class A	976,048	1,943
	Sinotrans Ltd. Class H	4,017,064	1,917
*	Alibaba Pictures Group Ltd.	27,622,294	1,888
	GoerTek Inc. Class A	492,220	1,885
*,1,2	East Buy Holding Ltd.	890,500	1,879
	Focus Media Information Technology Co. Ltd. Class A	2,060,300	1,877
*	Shanghai Electric Group Co. Ltd. Class H	5,481,404	1,866
	Anhui Conch Cement Co. Ltd. Class A	541,872	1,864
	Yunnan Baiyao Group Co. Ltd. Class A	231,620	1,852
	TCL Technology Group Corp. Class A	2,647,350	1,834
	Dongfeng Motor Group Co. Ltd. Class H	4,580,643	1,831
	Tongwei Co. Ltd. Class A	648,500	1,824
	XCMG Construction Machinery Co. Ltd. Class A	1,713,000	1,806
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	1,466,250	1,787
*	Qinghai Salt Lake Industry Co. Ltd. Class A	777,295	1,775
	Eve Energy Co. Ltd. Class A	298,164	1,754
	Power Construction Corp. of China Ltd. Class A	2,499,300	1,753
*	GigaDevice Semiconductor Inc. Class A	99,071	1,746
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	308,300	1,739
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,029,066	1,735
	China Suntien Green Energy Corp. Ltd. Class H	3,635,000	1,734
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,280,096	1,730
	China Zheshang Bank Co. Ltd. Class H	5,949,000	1,721
	Kuang-Chi Technologies Co. Ltd. Class A	303,600	1,707
	Bank of Hangzhou Co. Ltd. Class A	834,435	1,700
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	954,673	1,689
	Yihai International Holding Ltd.	969,418	1,672
	Henan Shuanghui Investment & Development Co. Ltd. Class A	459,508	1,670
*	China Southern Airlines Co. Ltd. Class H	3,495,237	1,667
	Huadian Power International Corp. Ltd. Class H	3,375,550	1,651
*	Daqo New Energy Corp. ADR	92,115	1,650
	China Energy Engineering Corp. Ltd. Class A (XSSC)	5,301,699	1,646
	GF Securities Co. Ltd. Class A	766,248	1,638
[1,2]	China Merchants Securities Co. Ltd. Class H	890,113	1,638
	Yangzijiang Financial Holding Ltd.	4,680,796	1,631
	China Jinmao Holdings Group Ltd.	13,823,706	1,622
	Eoptolink Technology Inc. Ltd. Class A	92,800	1,610
	Guangdong Haid Group Co. Ltd. Class A	233,808	1,604
	Shanghai International Airport Co. Ltd. Class A	347,598	1,593
	China Construction Bank Corp. Class A	1,346,800	1,585
	WUS Printed Circuit Kunshan Co. Ltd. Class A	272,670	1,575

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Montage Technology Co. Ltd. Class A	166,392	1,567
*	Microport Scientific Corp.	1,856,674	1,551
[2]	Jinxin Fertility Group Ltd.	4,943,161	1,544
	360 Security Technology Inc. Class A	993,899	1,516
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	519,800	1,508
	Sichuan Chuantou Energy Co. Ltd. Class A	684,200	1,498
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	73,000	1,494
	IEIT Systems Co. Ltd. Class A	207,320	1,488
	Weibo Corp. ADR	151,438	1,487
	People's Insurance Co. Group of China Ltd. Class A	1,470,428	1,455
	GD Power Development Co. Ltd. Class A	2,508,296	1,453
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	168,658	1,445
	COSCO SHIPPING Ports Ltd.	2,487,097	1,439
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	334,470	1,413
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,744,625	1,410
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,410
	Chaozhou Three-Circle Group Co. Ltd. Class A	269,500	1,408
	China Reinsurance Group Corp. Class H	13,486,206	1,408
	Chongqing Changan Automobile Co. Ltd. Class B	3,072,364	1,406
	Shengyi Technology Co. Ltd. Class A	340,300	1,405
	Zhejiang NHU Co. Ltd. Class A	451,928	1,404
	Yankuang Energy Group Co. Ltd. Class A	756,002	1,402
	JCET Group Co. Ltd. Class A	260,200	1,398
*	China Vanke Co. Ltd. Class A	1,381,500	1,391
*	China Southern Airlines Co. Ltd. Class A	1,624,297	1,384
	Zhejiang Juhua Co. Ltd. Class A	387,549	1,377
	Zhejiang China Commodities City Group Co. Ltd. Class A	770,600	1,370
	Ganfeng Lithium Co. Ltd. Class A	299,300	1,368
	Anhui Expressway Co. Ltd. Class H	1,002,728	1,365
	Anhui Gujing Distillery Co. Ltd. Class A	59,088	1,358
*	Hainan Airlines Holding Co. Ltd. Class A	6,029,818	1,356
	Satellite Chemical Co. Ltd. Class A	489,680	1,354
*	Beijing Capital International Airport Co. Ltd. Class H	3,691,292	1,348
	Orient Securities Co. Ltd. Class A	1,002,057	1,347
	Shanghai Industrial Holdings Ltd.	920,512	1,339
[2]	China Tourism Group Duty Free Corp. Ltd. Class H	220,700	1,331
*	Nine Dragons Paper Holdings Ltd.	3,266,072	1,328
*	Shanghai Electric Group Co. Ltd. Class A	1,319,200	1,321
	CMOC Group Ltd. Class A	1,295,703	1,301
[2]	BAIC Motor Corp. Ltd. Class H	4,561,936	1,286
	Yutong Bus Co. Ltd. Class A	325,800	1,280
[2]	Blue Moon Group Holdings Ltd.	2,932,000	1,278
	Flat Glass Group Co. Ltd. Class H	861,649	1,276
[2]	China Railway Signal & Communication Corp. Ltd. Class H	3,122,353	1,262
	Founder Securities Co. Ltd. Class A	1,168,995	1,261
	Zhongjin Gold Corp. Ltd. Class A	687,400	1,260
	Great Wall Motor Co. Ltd. Class A	363,604	1,250
	BOE Technology Group Co. Ltd. Class B	3,360,015	1,234
*	China Traditional Chinese Medicine Holdings Co. Ltd.	5,009,306	1,229
*	Air China Ltd. Class A	1,187,126	1,224
*	China Eastern Airlines Corp. Ltd. Class A	2,275,729	1,218
	Lingyi iTech Guangdong Co. Class A	1,026,400	1,207
	Sieyuan Electric Co. Ltd. Class A	108,200	1,205
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	284,200	1,204
	Citic Pacific Special Steel Group Co. Ltd. Class A	746,653	1,200
	Shanghai International Port Group Co. Ltd. Class A	1,473,900	1,200
*	Seazen Group Ltd.	5,389,639	1,198
	Shougang Fushan Resources Group Ltd.	3,855,779	1,181
	TBEA Co. Ltd. Class A	712,660	1,175
	Huadong Medicine Co. Ltd. Class A	244,100	1,174
	Huaneng Lancang River Hydropower Inc. Class A	942,200	1,174
	Sany Heavy Equipment International Holdings Co. Ltd.	1,782,000	1,157
	China Merchants Energy Shipping Co. Ltd. Class A	1,209,100	1,156
*,2	Hygeia Healthcare Holdings Co. Ltd. Class C	704,067	1,153
	China Energy Engineering Corp. Ltd. Class H	9,410,000	1,151
	Shenzhen Expressway Corp. Ltd. Class H	1,361,782	1,150
	Sanan Optoelectronics Co. Ltd. Class A	724,400	1,147
	Metallurgical Corp. of China Ltd. Class H	5,846,030	1,145
	Chongqing Zhifei Biological Products Co. Ltd. Class A	342,450	1,142
	ENN Natural Gas Co. Ltd. Class A	403,800	1,138

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	China Coal Energy Co. Ltd. Class A	717,838	1,132
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	406,644	1,130
*	ZEEKR Intelligent Technology Holding Ltd. ADR	42,921	1,122
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	241,100	1,117
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,160,940	1,116
	Yunnan Aluminium Co. Ltd. Class A	488,100	1,116
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	180,200	1,100
	Everbright Securities Co. Ltd. Class A	467,695	1,095
	Huizhou Desay Sv Automotive Co. Ltd. Class A	72,900	1,093
*	China Eastern Airlines Corp. Ltd. Class H	3,393,171	1,091
[2]	Orient Securities Co. Ltd. Class H	1,681,635	1,088
	China Everbright Ltd.	1,724,662	1,084
	Suzhou TFC Optical Communication Co. Ltd. Class A	77,700	1,080
	Huayu Automotive Systems Co. Ltd. Class A	461,869	1,071
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	1,069
	Ningbo Deye Technology Co. Class A	90,890	1,063
	Spring Airlines Co. Ltd. Class A	142,900	1,062
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	557,000	1,051
	Livzon Pharmaceutical Group Inc. Class H	309,971	1,050
[1,2]	Pharmaron Beijing Co. Ltd. Class H	573,327	1,049
	China International Marine Containers Group Co. Ltd. Class H	1,472,625	1,035
	Guosen Securities Co. Ltd. Class A	721,281	1,028
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	125,575	1,026
*,2	Legend Holdings Corp. Class H	1,083,979	1,025
	Beijing New Building Materials plc Class A	236,796	1,023
*,2	Luye Pharma Group Ltd.	3,817,961	1,022
	Mango Excellent Media Co. Ltd. Class A	264,729	1,017
	Beijing Tong Ren Tang Co. Ltd. Class A	198,686	1,013
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	3,606,400	1,008
*	Yonghui Superstores Co. Ltd. Class A	1,331,900	1,005
	Jiangsu King's Luck Brewery JSC Ltd. Class A	166,806	1,003
	Zhejiang Dahua Technology Co. Ltd. Class A	477,600	1,001
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	718,439	999
	Sichuan Road & Bridge Co. Ltd. Class A	1,007,638	998
	Poly Property Services Co. Ltd. Class H	282,446	996
	Hengli Petrochemical Co. Ltd. Class A	480,400	993
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	438,620	988
	Hundsun Technologies Inc. Class A	274,442	987
*	CCOOP Group Co. Ltd. Class A	2,756,900	987
	Isoftstone Information Technology Group Co. Ltd. Class A	133,300	985
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	974,200	984
	Sailun Group Co. Ltd. Class A	464,600	982
	Industrial Securities Co. Ltd. Class A	1,186,810	980
	Datang International Power Generation Co. Ltd. Class H	5,683,035	979
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	1,326,500	979
	Zhejiang Huayou Cobalt Co. Ltd. Class A	239,150	966
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,715,000	963
	National Silicon Industry Group Co. Ltd. Class A	389,285	960
*	Loongson Technology Corp. Ltd. Class A	58,981	956
	Shanjin International Gold Co. Ltd. Class A	410,040	955
[2]	Qingdao Port International Co. Ltd. Class H	1,217,433	947
	COSCO SHIPPING Development Co. Ltd. Class H	7,070,713	941
	Goldwind Science & Technology Co. Ltd. Class H	1,328,461	931
	Ningxia Baofeng Energy Group Co. Ltd. Class A	380,300	919
	China National Chemical Engineering Co. Ltd. Class A	891,800	917
[2]	Ping An Healthcare & Technology Co. Ltd.	1,156,408	913
	Kunlun Tech Co. Ltd. Class A	177,400	907
[1,2]	ZJLD Group Inc.	1,054,000	905
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	904
	China Resources Microelectronics Ltd. Class A	143,162	901
	China Jushi Co. Ltd. Class A	575,453	898
	Tianqi Lithium Corp. Class A (XSEC)	211,884	895
	Yealink Network Technology Corp. Ltd. Class A	157,595	894
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	246,543	891
	Bestechnic Shanghai Co. Ltd. Class A	16,276	891
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	521,700	889
	Shanghai RAAS Blood Products Co. Ltd. Class A	917,200	882
	Metallurgical Corp. of China Ltd. Class A	2,046,200	877
	Sun Art Retail Group Ltd.	4,005,500	876
	Shenergy Co. Ltd. Class A	728,600	874

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	312,300	872
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	224,490	872
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	794,218	871
	Towngas Smart Energy Co. Ltd.	2,235,307	868
	Goneo Group Co. Ltd. Class A	88,197	867
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	299,044	866
	China Resources Building Materials Technology Holdings Ltd.	4,461,958	864
	Eastroc Beverage Group Co. Ltd. Class A	25,740	862
	Western Mining Co. Ltd. Class A	356,700	861
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	261,815	859
	Jiangxi Copper Co. Ltd. Class A	292,276	856
	LB Group Co. Ltd. Class A	340,500	853
	Zheshang Securities Co. Ltd. Class A	546,300	852
	Guangshen Railway Co. Ltd. Class H	3,142,100	851
	Beijing Tiantan Biological Products Corp. Ltd. Class A	294,760	848
*	Hopson Development Holdings Ltd.	2,211,947	848
*	Hainan Airport Infrastructure Co. Ltd. Class A	1,680,223	848
	Huaneng Power International Inc. Class A	952,944	846
	Lufax Holding Ltd. ADR	365,722	845
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	844
	Wingtech Technology Co. Ltd. Class A	180,800	840
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	145,897	836
	China Lesso Group Holdings Ltd.	1,910,883	833
	TongFu Microelectronics Co. Ltd. Class A	212,100	830
	Tsingtao Brewery Co. Ltd. Class A	86,083	828
	Lee & Man Paper Manufacturing Ltd.	2,857,583	823
*	China Greatwall Technology Group Co. Ltd. Class A	458,000	823
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	321,100	822
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	194,000	820
	Jinko Solar Co. Ltd. Class A	972,878	818
	Huagong Tech Co. Ltd. Class A	150,459	817
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	797,920	815
	Dongfang Electric Corp. Ltd. Class H	703,291	815
	HLA Group Corp. Ltd. Class A	666,353	808
	Beijing Roborock Technology Co. Ltd. Class A	25,459	806
	Sichuan Changhong Electric Co. Ltd. Class A	678,800	806
	JA Solar Technology Co. Ltd. Class A	469,089	805
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,762,658	800
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	230,700	800
	YTO Express Group Co. Ltd. Class A	421,500	798
	Yunnan Yuntianhua Co. Ltd. Class A	250,396	797
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	791
	Hangzhou GreatStar Industrial Co. Ltd.	177,600	789
	SG Micro Corp. Class A (XSHE)	67,275	785
*	OFILM Group Co. Ltd. Class A	479,400	780
	Dongfang Electric Corp. Ltd. Class A	378,084	779
	Supcon Technology Co. Ltd. Class A	111,845	778
	Imeik Technology Development Co. Ltd. Class A	32,760	772
	Dong-E-E-Jiao Co. Ltd. Class A	92,000	771
*	China National Software & Service Co. Ltd. Class A	128,697	771
	Guanghui Energy Co. Ltd. Class A	916,800	770
	Zangge Mining Co. Ltd. Class A	181,096	770
	Sunwoda Electronic Co. Ltd. Class A	259,900	768
	Pharmaron Beijing Co. Ltd. Class A	220,978	760
*,2	China Bohai Bank Co. Ltd. Class H	6,277,083	758
*	New Hope Liuhe Co. Ltd. Class A	630,900	757
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	27,319	753
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	750
	Accelink Technologies Co. Ltd. Class A	112,200	749
	Trina Solar Co. Ltd. Class A	316,234	749
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	747
	Hengtong Optic-electric Co. Ltd. Class A	342,600	741
	Shenzhen Goodix Technology Co. Ltd. Class A	67,600	738
	Youngor Group Co. Ltd. Class A	655,000	738
	Jiangsu Eastern Shenghong Co. Ltd. Class A	621,000	734
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	148,300	733
	Huaibei Mining Holdings Co. Ltd. Class A	375,900	732
	APT Medical Inc. Class A	13,980	730
	China Railway Signal & Communication Corp. Ltd. Class A	906,284	729
	China XD Electric Co. Ltd. Class A	723,522	728

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Maxscend Microelectronics Co. Ltd. Class A	67,008	726
*	Yonyou Network Technology Co. Ltd. Class A	477,962	723
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	831,914	721
	Changchun High-Tech Industry Group Co. Ltd. Class A	55,882	718
	Humanwell Healthcare Group Co. Ltd. Class A	238,300	714
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	282,020	713
	SooChow Securities Co. Ltd. Class A	686,406	713
	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	712
	China Oilfield Services Ltd. Class A	344,089	711
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	178,920	710
	Gotion High-tech Co. Ltd. Class A	247,900	708
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	190,500	707
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	972,900	703
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	211,100	702
*	Amlogic Shanghai Co. Ltd. Class A	60,336	702
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	298,700	701
	Western Securities Co. Ltd. Class A	662,694	700
	Shanghai Baosight Software Co. Ltd. Class A	175,004	700
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	166,100	697
	Guoyuan Securities Co. Ltd. Class A	631,751	692
*	Tianfeng Securities Co. Ltd. Class A	1,215,200	688
*	Ninestar Corp. Class A	195,225	687
	Ningbo Orient Wires & Cables Co. Ltd. Class A	94,300	687
	GalaxyCore Inc. Class A	356,844	683
	First Capital Securities Co. Ltd. Class A	636,700	679
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	37,300	678
	Tianshui Huatian Technology Co. Ltd. Class A	435,300	676
	Shandong Sun Paper Industry JSC Ltd. Class A	350,000	675
	Changjiang Securities Co. Ltd. Class A	759,986	669
[2]	Angelalign Technology Inc.	94,967	669
	Avary Holding Shenzhen Co. Ltd. Class A	118,800	666
	Wintime Energy Group Co. Ltd. Class A	3,091,400	666
	Caitong Securities Co. Ltd. Class A	630,577	665
	CSG Holding Co. Ltd. Class B	2,596,352	664
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	577,375	663
	Huadian Power International Corp. Ltd. Class A	910,700	649
	Dongxing Securities Co. Ltd. Class A	442,092	648
*,2	CanSino Biologics Inc. Class H	178,659	648
	Huafon Chemical Co. Ltd. Class A	577,800	645
*	J-Yuan Trust Co. Ltd. Class A	1,420,900	644
	Unisplendour Corp. Ltd. Class A	183,037	640
	Bank of Changsha Co. Ltd. Class A	500,900	638
	GEM Co. Ltd. Class A	725,598	636
	Goldwind Science & Technology Co. Ltd. Class A	477,497	633
	Huaxin Cement Co. Ltd. Class H	645,900	627
	Shenzhen Kinwong Electronic Co. Ltd. Class A	130,240	620
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	149,200	614
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	301,186	612
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	65,214	612
	SDIC Capital Co. Ltd. Class A	621,600	610
	CNGR Advanced Material Co. Ltd. Class A	130,612	610
	Jinduicheng Molybdenum Co. Ltd. Class A	418,200	607
	Chongqing Rural Commercial Bank Co. Ltd. Class A	727,900	606
*	Country Garden Holdings Co. Ltd.	10,822,793	604
	Hoshine Silicon Industry Co. Ltd. Class A	84,300	604
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	603
[1,2]	Jiumaojiu International Holdings Ltd.	1,769,000	600
	Zhejiang Longsheng Group Co. Ltd. Class A	449,700	600
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	595
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	595
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	97,100	595
	Shenzhen Kedali Industry Co. Ltd. Class A	39,300	594
	Piotech Inc. Class A	30,012	592
	Hisense Home Appliances Group Co. Ltd. Class A	134,500	590
	AVIC Industry-Finance Holdings Co. Ltd. Class A	1,250,100	590
	Hisense Visual Technology Co. Ltd. Class A	180,100	589
	Kingnet Network Co. Ltd. Class A	305,500	588
[2]	Everbright Securities Co. Ltd. Class H	600,670	587
	Hualan Biological Engineering Inc. Class A	267,864	585
	Zhejiang Crystal-Optech Co. Ltd. Class A	193,196	585

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Weifu High-Technology Group Co. Ltd. Class B	347,462	584
	Juneyao Airlines Co. Ltd. Class A	319,218	583
	Zhejiang Chint Electrics Co. Ltd. Class A	190,493	582
	China International Capital Corp. Ltd. Class A	135,300	582
	Angel Yeast Co. Ltd. Class A	121,700	581
	Tianqi Lithium Corp. Class H	199,200	579
	Chifeng Jilong Gold Mining Co. Ltd. Class A	230,900	577
[2]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	273,430	576
	Hwatsing Technology Co. Ltd. Class A	26,191	576
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	60,742	574
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	992,400	573
*	ASR Microelectronics Co. Ltd. Class A	59,491	572
	GRG Banking Equipment Co. Ltd. Class A	371,287	571
	China Rare Earth Resources & Technology Co. Ltd. Class A	149,700	570
	Jiangsu Financial Leasing Co. Ltd. Class A	779,900	570
	Xiamen Tungsten Co. Ltd. Class A	211,799	569
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	568
*	IRICO Display Devices Co. Ltd. Class A	485,500	568
	Xiamen C & D Inc. Class A	428,300	567
	Guangzhou Automobile Group Co. Ltd. Class A	476,130	566
*	Angang Steel Co. Ltd. Class H	2,898,568	565
	Nanjing Securities Co. Ltd. Class A	486,400	565
	Wuhan Guide Infrared Co. Ltd. Class A	625,095	564
	Hubei Energy Group Co. Ltd. Class A	842,208	563
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	230,200	561
	Sinolink Securities Co. Ltd. Class A	492,400	560
	Tongkun Group Co. Ltd. Class A	339,000	559
	Shanghai Rural Commercial Bank Co. Ltd. Class A	485,389	559
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	494,438	556
	AVICOPTER plc Class A	111,300	555
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	554
	Beijing Enlight Media Co. Ltd. Class A	421,100	554
	Shenzhen Energy Group Co. Ltd. Class A	651,220	551
	Xiamen Faratronic Co. Ltd. Class A	32,300	550
	Yili Chuanning Biotechnology Co. Ltd. Class A	330,200	550
*	Siasun Robot & Automation Co. Ltd. Class A	217,920	548
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	90,100	548
	Hunan Valin Steel Co. Ltd. Class A	874,300	547
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	173,114	546
	Bethel Automotive Safety Systems Co. Ltd. Class A	85,680	541
*	Nexchip Semiconductor Corp. Class A	168,080	541
	Southwest Securities Co. Ltd. Class A	893,700	539
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	703,800	539
	CNPC Capital Co. Ltd. Class A	594,191	538
	Range Intelligent Computing Technology Group Co. Ltd. Class A	65,000	538
	Empyrean Technology Co. Ltd. Class A	36,230	532
	Xuji Electric Co. Ltd. Class A	142,800	531
	Chongqing Brewery Co. Ltd. Class A	69,400	531
	Sinomine Resource Group Co. Ltd. Class A	101,580	531
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	341,600	531
	Western Superconducting Technologies Co. Ltd. Class A	89,566	530
	Meihua Holdings Group Co. Ltd. Class A	382,100	530
	Qingdao TGOOD Electric Co. Ltd. Class A	160,300	529
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	529
	Sinoma International Engineering Co. Class A	400,000	528
	CNOOC Energy Technology & Services Ltd. Class A	907,600	525
	Guobo Electronics Co. Ltd. Class A	84,470	525
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,384,100	524
	Heilongjiang Agriculture Co. Ltd. Class A	266,300	523
	Flat Glass Group Co. Ltd. Class A	197,700	522
	China Zheshang Bank Co. Ltd. Class A	1,301,950	521
	Zhejiang Supor Co. Ltd. Class A	70,976	520
	Minmetals Capital Co. Ltd. Class A	626,100	518
	Kingfa Sci & Tech Co. Ltd. Class A	401,300	516
*	Shenzhen Infogem Technologies Co. Ltd. Class A	96,688	514
	Suzhou Maxwell Technologies Co. Ltd. Class A	40,166	513
*	Guosheng Financial Holding Inc. Class A	274,000	512
	Zhejiang Dingli Machinery Co. Ltd. Class A	54,954	512
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	167,800	511
	Wangsu Science & Technology Co. Ltd. Class A	352,300	509

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Han's Laser Technology Industry Group Co. Ltd. Class A	143,600	508
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	358,943	508
	CGN Power Co. Ltd. Class A	998,100	508
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	543,600	508
	Shanghai Electric Power Co. Ltd. Class A	422,000	507
	Shanghai Moons' Electric Co. Ltd. Class A	58,600	506
	Huaan Securities Co. Ltd. Class A	648,700	503
*	Pacific Securities Co. Ltd. Class A	928,800	502
*	Seazen Holdings Co. Ltd. Class A	321,597	501
	Beijing Sinnet Technology Co. Ltd. Class A	261,100	501
	Jiangsu Expressway Co. Ltd. Class A	246,275	500
	TangShan Port Group Co. Ltd. Class A	801,200	500
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	498
*,2	Remegen Co. Ltd. Class H	290,500	498
	Shenzhen MTC Co. Ltd. Class A	671,146	497
	Shenzhen Capchem Technology Co. Ltd. Class A	107,740	497
	Guolian Securities Co. Ltd. Class A	327,500	496
	Cathay Biotech Inc. Class A	81,406	496
	Shenzhen Investment Ltd.	4,731,151	493
	Wolong Electric Group Co. Ltd. Class A	172,500	493
	China South Publishing & Media Group Co. Ltd. Class A	258,821	492
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	77,292	492
	Shenzhen Longsys Electronics Co. Ltd. Class A	42,600	492
	Songcheng Performance Development Co. Ltd. Class A	394,720	491
	Jointown Pharmaceutical Group Co. Ltd. Class A	713,484	491
	Sealand Securities Co. Ltd. Class A	886,140	489
	Glarun Technology Co. Ltd. Class A	186,800	489
	AECC Aero-Engine Control Co. Ltd. Class A	180,000	488
	China Great Wall Securities Co. Ltd. Class A	455,700	488
	Yunnan Copper Co. Ltd. Class A	276,000	487
	Beijing Ultrapower Software Co. Ltd. Class A	281,500	487
	Giant Network Group Co. Ltd. Class A	277,700	487
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	187,697	484
	Guangzhou Haige Communications Group Inc. Co. Class A	338,500	483
	JCHX Mining Management Co. Ltd. Class A	87,432	482
	People.cn Co. Ltd. Class A	155,681	480
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	480
	Liaoning Port Co. Ltd. Class A	2,183,500	479
	Yunnan Energy New Material Co. Ltd. Class A	119,210	476
	Eastern Air Logistics Co. Ltd. Class A	210,498	476
	Wuchan Zhongda Group Co. Ltd. Class A	722,000	475
	Thunder Software Technology Co. Ltd. Class A	54,800	473
	All Winner Technology Co. Ltd. Class A	72,220	472
	Ecovacs Robotics Co. Ltd. Class A	80,000	472
	Sichuan Swellfun Co. Ltd. Class A	73,600	472
	Shandong Hi-speed Co. Ltd. Class A	338,700	472
*	BeiGene Ltd. Class A	17,882	471
	BBMG Corp. Class H	5,067,085	470
*	SICC Co. Ltd. Class A	59,095	470
*	Sinopec Oilfield Service Corp. Class H	5,410,803	469
	Central China Securities Co. Ltd. Class H	2,314,621	469
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	469
*	Wanda Film Holding Co. Ltd. Class A	308,599	469
	Ming Yang Smart Energy Group Ltd. Class A	326,600	468
	Oriental Pearl Group Co. Ltd. Class A	457,500	468
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	466
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,044,864	465
	Ingenic Semiconductor Co. Ltd. Class A	52,100	465
	Offshore Oil Engineering Co. Ltd. Class A	627,100	465
	Ningbo Joyson Electronic Corp. Class A	197,500	465
	Luxi Chemical Group Co. Ltd. Class A	283,800	464
*	Quzhou Xin'an Development Co. Ltd. Class A	1,161,800	463
	COSCO SHIPPING Development Co. Ltd. Class A	1,377,840	463
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	94,697	459
	Shennan Circuits Co. Ltd. Class A	25,338	458
	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	458
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	67,634	458
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	1,488,503	458
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	307,247	457
	Bank of Chengdu Co. Ltd. Class A	192,600	457

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	China National Medicines Corp. Ltd. Class A	102,700	457
	Sunresin New Materials Co. Ltd. Class A	67,300	457
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	572,200	456
	Shenzhen Sunway Communication Co. Ltd. Class A	137,600	455
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	454
	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	453
	DHC Software Co. Ltd. Class A	461,100	453
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	360,200	452
	Guangxi Guiguan Electric Power Co. Ltd. Class A	515,960	452
	Fujian Funeng Co. Ltd. Class A	356,240	451
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	123,220	449
	Winner Medical Co. Ltd. Class A	79,840	447
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	132,692	446
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	543,652	445
	Yunnan Tin Co. Ltd. Class A	221,500	444
	Shanxi Securities Co. Ltd. Class A	533,990	444
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	169,597	443
	Haohua Chemical Science & Technology Co. Ltd. Class A	113,400	442
	Raytron Technology Co. Ltd. Class A	63,780	440
	ACM Research Shanghai Inc. Class A	32,367	439
	Shaanxi Energy Investment Co. Ltd. Class A	344,100	439
	Tian Di Science & Technology Co. Ltd. Class A	529,200	438
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	437
*	Hytera Communications Corp. Ltd. Class A	256,000	437
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	775,270	437
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	350,200	436
	Leo Group Co. Ltd. Class A	873,400	435
*	Maanshan Iron & Steel Co. Ltd. Class A	959,100	435
	Hunan Gold Corp. Ltd. Class A	180,700	432
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	16,165	432
	China Zhenhua Group Science & Technology Co. Ltd. Class A	76,000	431
	Guangxi Liugong Machinery Co. Ltd. Class A	267,700	431
	Sinotrans Ltd. Class A	584,900	429
	Rockchip Electronics Co. Ltd. Class A	18,600	425
	Chengdu Xingrong Environment Co. Ltd. Class A	420,805	424
*	Tianma Microelectronics Co. Ltd. Class A	364,666	422
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	970,790	422
	Hangzhou Robam Appliances Co. Ltd. Class A	145,600	421
*	Tsinghua Tongfang Co. Ltd. Class A	450,300	421
*	NavInfo Co. Ltd. Class A	350,596	420
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	418
	Weihai Guangwei Composites Co. Ltd. Class A	99,520	418
	Anjoy Foods Group Co. Ltd. Class A	40,100	418
	Beijing Shougang Co. Ltd. Class A	1,001,600	417
	Lao Feng Xiang Co. Ltd. Class A	58,369	416
	Bank of Guiyang Co. Ltd. Class A	508,200	414
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	311,219	414
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	84,889	413
	Shanxi Coal International Energy Group Co. Ltd. Class A	270,600	412
	Gemdale Corp. Class A	649,600	411
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	874,400	410
*	Shanghai Junshi Biosciences Co. Ltd. Class A	113,129	409
	Baiyin Nonferrous Group Co. Ltd. Class A	1,059,500	409
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	242,900	408
	Sinoma Science & Technology Co. Ltd. Class A	241,600	406
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	195,900	404
	Hangzhou First Applied Material Co. Ltd. Class A	199,872	402
	Guangzhou Baiyun International Airport Co. Ltd. Class A	308,600	401
	Tasly Pharmaceutical Group Co. Ltd. Class A	197,000	401
*	Greenland Holdings Corp. Ltd. Class A	1,568,000	400
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	220,000	400
	Skshu Paint Co. Ltd. Class A	67,788	399
	COFCO Sugar Holding Co. Ltd. Class A	302,800	399
	Wanxiang Qianchao Co. Ltd. Class A	479,233	399
	Hesteel Co. Ltd. Class A	1,336,700	396
	Hongta Securities Co. Ltd. Class A	364,400	396
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	148,100	396
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	393
	Jafron Biomedical Co. Ltd. Class A	105,984	393
	China Film Co. Ltd. Class A	245,666	393

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	745,732	392
	China Baoan Group Co. Ltd. Class A	342,200	392
	Zhejiang Hailiang Co. Ltd. Class A	268,300	392
	Shenzhen SC New Energy Technology Corp. Class A	44,100	392
	Shanghai United Imaging Healthcare Co. Ltd. Class A	22,829	392
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	391
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	122,000	387
	Newland Digital Technology Co. Ltd. Class A	140,399	385
	Qingdao Port International Co. Ltd. Class A	301,600	385
	Jizhong Energy Resources Co. Ltd. Class A	461,603	384
*	Shanxi Meijin Energy Co. Ltd. Class A	674,800	384
	Huali Industrial Group Co. Ltd. Class A	37,300	384
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	383
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	44,783	383
	Shenzhen Huaqiang Industry Co. Ltd. Class A	136,100	382
	Sichuan New Energy Power Co. Ltd. Class A	252,100	382
	Ginlong Technologies Co. Ltd. Class A	54,314	381
	Hengyi Petrochemical Co. Ltd. Class A	448,600	380
	Lepu Medical Technology Beijing Co. Ltd. Class A	264,200	379
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	98,456	378
	Guangzhou Development Group Inc. Class A	438,700	377
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	376
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	299,972	375
	Beijing United Information Technology Co. Ltd. Class A	104,255	374
	Shanghai Lingang Holdings Corp. Ltd. Class A	277,488	373
	Livzon Pharmaceutical Group Inc. Class A	73,900	371
	Haisco Pharmaceutical Group Co. Ltd. Class A	84,100	370
	By-health Co. Ltd. Class A	237,266	369
	StarPower Semiconductor Ltd. Class A	31,780	369
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	59,600	367
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	366
	Capital Securities Co. Ltd. Class A	134,200	366
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	220,300	365
	Topchoice Medical Corp. Class A	63,556	360
	CECEP Wind-Power Corp. Class A	864,890	359
	Shenzhen SED Industry Co. Ltd. Class A	159,100	358
	Sany Renewable Energy Co. Ltd. Class A	96,237	358
	Shaanxi International Trust Co. Ltd. Class A	726,100	356
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	355
	Anker Innovations Technology Co. Ltd. Class A	23,660	355
	Harbin Boshi Automation Co. Ltd. Class A	142,800	353
	Beijing Easpring Material Technology Co. Ltd. Class A	68,900	352
	YongXing Special Materials Technology Co. Ltd. Class A	65,910	352
	Shenghe Resources Holding Co. Ltd. Class A	237,500	350
	Asymchem Laboratories Tianjin Co. Ltd. Class A	33,740	347
	Canmax Technologies Co. Ltd. Class A	114,920	346
	Hangzhou Lion Microelectronics Co. Ltd. Class A	109,534	346
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	240,100	346
	CSSC Science & Technology Co. Ltd. Class A	208,600	344
	Fangda Carbon New Material Co. Ltd. Class A	549,716	344
	Northeast Securities Co. Ltd. Class A	324,100	343
	Shandong Linglong Tyre Co. Ltd. Class A	137,000	343
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	62,700	342
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	341
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	521,500	341
*	Beiqi Foton Motor Co. Ltd. Class A	1,048,800	339
	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	338
	Xiangcai Co. Ltd. Class A	374,600	338
	Walvax Biotechnology Co. Ltd. Class A	218,600	337
	TianShan Material Co. Ltd. Class A	459,500	337
	BTG Hotels Group Co. Ltd. Class A	182,796	337
	CSI Solar Co. Ltd. Class A	217,968	336
	Datang International Power Generation Co. Ltd. Class A	882,200	334
*	United Nova Technology Co. Ltd. Class A	524,359	334
	Sichuan Yahua Industrial Group Co. Ltd. Class A	183,000	333
	China International Marine Containers Group Co. Ltd. Class A	294,940	332
	Shede Spirits Co. Ltd. Class A	44,800	332
	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	331
	Autel Intelligent Technology Corp. Ltd. Class A	61,348	331
	Beijing Originwater Technology Co. Ltd. Class A	516,100	329

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*	Qi An Xin Technology Group Inc. Class A	94,732	329
	Tianshan Aluminum Group Co. Ltd. Class A	257,700	327
	Eyebright Medical Technology Beijing Co. Ltd. Class A	24,993	327
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	326
	State Grid Yingda Co. Ltd. Class A	464,906	326
	CITIC Heavy Industries Co. Ltd. Class A	604,200	326
	Anhui Yingjia Distillery Co. Ltd. Class A	42,100	325
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	149,700	323
	AVIC Chengdu UAS Co. Ltd. Class A	63,162	323
	FAW Jiefang Group Co. Ltd. Class A	296,300	321
	China World Trade Center Co. Ltd. Class A	93,200	321
	Shandong Humon Smelting Co. Ltd. Class A	212,176	320
	Bloomage Biotechnology Corp. Ltd. Class A	47,917	320
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	319
	Huaxin Cement Co. Ltd. Class A	187,800	319
	Guangshen Railway Co. Ltd. Class A	690,900	318
	Hangzhou Iron & Steel Co. Class A	443,600	318
*	Alpha Group Class A	233,900	315
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	170,690	315
	Shanghai Awinic Technology Co. Ltd. Class A	31,562	315
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	54,400	314
	Intco Medical Technology Co. Ltd. Class A	83,610	314
	Xinjiang Daqo New Energy Co. Ltd. Class A	106,415	314
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	112,083	313
*	Beijing Jetsen Technology Co. Ltd. Class A	370,800	313
	Fujian Sunner Development Co. Ltd. Class A	160,100	312
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	108,500	310
	CECEP Solar Energy Co. Ltd. Class A	509,880	310
	BGI Genomics Co. Ltd. Class A	57,791	310
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	70,884	310
	Shandong Pharmaceutical Glass Co. Ltd. Class A	92,600	308
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	307
	Bank of Xi'an Co. Ltd. Class A	634,000	307
	Suofeiya Home Collection Co. Ltd. Class A	135,100	306
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	163,627	305
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	104,394	305
	Baoji Titanium Industry Co. Ltd. Class A	75,823	305
	China Railway Hi-tech Industry Co. Ltd. Class A	282,200	305
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	304
	STO Express Co. Ltd. Class A	207,099	304
	Keda Industrial Group Co. Ltd. Class A	270,600	303
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	207,783	302
	Ningbo Shanshan Co. Ltd. Class A	314,000	301
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	681,930	301
	China National Accord Medicines Corp. Ltd. Class B	180,659	300
	Huaxi Securities Co. Ltd. Class A	270,300	300
	Zhejiang Huace Film & Television Co. Ltd. Class A	284,600	297
	China Meheco Group Co. Ltd. Class A	202,720	296
	Wangfujing Group Co. Ltd. Class A	162,000	295
	Chinalin Securities Co. Ltd. Class A	141,500	294
	Shanghai Construction Group Co. Ltd. Class A	851,600	293
	Visual China Group Co. Ltd. Class A	87,900	291
	JiuGui Liquor Co. Ltd. Class A	47,100	291
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	144,300	291
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	15,419	291
	Hainan Mining Co. Ltd. Class A	310,500	291
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	229,800	290
*	Oriental Energy Co. Ltd. Class A	214,100	290
	An Hui Wenergy Co. Ltd. Class A	291,400	289
	ORG Technology Co. Ltd. Class A	414,500	288
	Zhefu Holding Group Co. Ltd. Class A	694,800	287
	Chongqing Department Store Co. Ltd. Class A	69,200	285
*	Ourpalm Co. Ltd. Class A	375,000	284
*	Polaris Bay Group Co. Ltd. Class A	304,100	284
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	283
	Aisino Corp. Class A	239,300	282
	Beijing Jingneng Power Co. Ltd. Class A	588,800	281
*	Sinochem International Corp. Class A	539,800	279
	Oppein Home Group Inc. Class A	30,762	278
*	Angang Steel Co. Ltd. Class A	884,100	278

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Huafa Industrial Co. Ltd. Zhuhai Class A	378,200	278
	Shanghai Huayi Group Co. Ltd. Class A	298,700	278
	Ovctek China Inc. Class A	120,520	277
	Yonfer Agricultural Technology Co. Ltd. Class A	156,400	276
	Taiji Computer Corp. Ltd. Class A	86,698	276
	Zhongtai Securities Co. Ltd. Class A	321,300	276
	Shenzhen Airport Co. Ltd. Class A	282,616	275
	Zhejiang Medicine Co. Ltd. Class A	131,900	274
	Dongguan Yiheda Automation Co. Ltd. Class A	79,220	274
	Cinda Securities Co. Ltd. Class A	148,900	274
	Xiamen ITG Group Corp. Ltd. Class A	308,000	271
*	Bank of Zhengzhou Co. Ltd. Class A	978,341	270
	Jiangsu Cnano Technology Co. Ltd. Class A	49,947	270
	Winning Health Technology Group Co. Ltd. Class A	298,080	269
	Leyard Optoelectronic Co. Ltd. Class A	328,500	269
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	253,800	269
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	269
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	268
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	296,885	265
	Guangzhou Port Co. Ltd. Class A	600,100	265
	Bright Dairy & Food Co. Ltd. Class A	234,200	264
	Laobaixing Pharmacy Chain JSC Class A	121,790	263
	Jiangsu Pacific Quartz Co. Ltd.Class A	72,300	263
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	91,877	262
	Caida Securities Co. Ltd. Class A	285,600	262
	Hangzhou Shunwang Technology Co. Ltd. Class A	115,900	260
	Lakala Payment Co. Ltd. Class A	106,100	259
	Anhui Expressway Co. Ltd. Class A	116,100	259
*	Farasis Energy Gan Zhou Co. Ltd. Class A	165,211	259
	Tianjin Port Co. Ltd. Class A	394,636	259
	Yifan Pharmaceutical Co. Ltd. Class A	174,100	258
	Shenzhen Gas Corp. Ltd. Class A	281,300	258
	Chengxin Lithium Group Co. Ltd. Class A	146,500	258
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	80,100	257
	Liaoning Cheng Da Co. Ltd. Class A	190,500	257
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	127,991	257
*	GCL System Integration Technology Co. Ltd. Class A	741,300	255
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	254
	Hefei Meiya Optoelectronic Technology Inc. Class A	128,210	253
	CETC Cyberspace Security Technology Co. Ltd. Class A	114,898	253
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,800	251
*	Tangshan Jidong Cement Co. Ltd. Class A	365,900	250
	Xi'An Shaangu Power Co. Ltd. Class A	224,500	250
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	632,300	249
*	Maanshan Iron & Steel Co. Ltd. Class H	1,104,000	247
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	247
	China Enterprise Co. Ltd. Class A	666,255	247
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	70,500	246
*,2	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	246
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	174,371	246
	DongFeng Automobile Co. Ltd. Class A	266,800	246
	Baimtec Material Co. Ltd. Class A	32,431	246
	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	245
	CITIC Metal Co. Ltd. Class A	244,200	245
	BBMG Corp. Class A	1,057,400	244
	Shanghai M&G Stationery Inc. Class A	62,300	244
[2]	Joinn Laboratories China Co. Ltd. Class H	223,663	244
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	243
	China Merchants Port Group Co. Ltd. Class A	83,900	242
*	Guangdong Golden Dragon Development Inc. Class A	136,800	242
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	424,400	242
	Hoymiles Power Electronics Inc. Class A	17,184	240
	Goke Microelectronics Co. Ltd. Class A	27,100	239
	Hainan Drinda New Energy Technology Co. Ltd. Class A	30,700	239
	Do-Fluoride New Materials Co. Ltd. Class A	153,020	238
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	238
	Shanghai SMI Holding Co. Ltd. Class A	414,500	238
	Jiangsu Xukuang Energy Co. Ltd. Class A	337,300	235
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	95,600	234
	Perfect World Co. Ltd. Class A	161,300	233

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Shenzhen Senior Technology Material Co. Ltd. Class A	172,100	233
	Micro-Tech Nanjing Co. Ltd. Class A	24,211	233
	Jiangling Motors Corp. Ltd. Class A	74,254	231
	CMST Development Co. Ltd. Class A	284,100	231
	Bank of Qingdao Co. Ltd. Class A	415,080	230
	Fujian Kuncai Material Technology Co. Ltd. Class A	84,980	230
	Suzhou Anjie Technology Co. Ltd. Class A	109,000	229
	Wuxi Autowell Technology Co. Ltd. Class A	40,534	228
	Tianjin Guangyu Development Co. Ltd. Class A	195,700	227
	Shanghai Huayi Group Co. Ltd. Class B	421,647	226
*	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	226
	Longshine Technology Group Co. Ltd. Class A	161,400	226
	Beijing Gehua CATV Network Co. Ltd. Class A	227,500	225
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	157,100	224
	Shandong Publishing & Media Co. Ltd. Class A	145,100	224
*	Red Star Macalline Group Corp. Ltd. Class A	562,080	224
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	23,200	224
*	Jiangxi Special Electric Class A	232,600	224
*	Harbin Hatou Investment Co. Ltd. Class A	253,629	224
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	415,500	224
	Vanchip Tianjin Technology Co. Ltd. Class A	51,044	224
	Huaihe Energy Group Co. Ltd. Class A	487,400	224
	Sansure Biotech Inc. Class A	79,534	222
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	219
*	3peak Inc. Class A	18,238	219
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	572,100	219
	North Industries Group Red Arrow Co. Ltd. Class A	115,200	217
	Kaishan Group Co. Ltd. Class A	163,044	217
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	54,700	217
	Bluestar Adisseo Co. Class A	133,700	216
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	215
	NanJi E-Commerce Co. Ltd. Class A	314,099	215
	Shenzhen Expressway Corp. Ltd. Class A	126,300	214
	Zhongshan Public Utilities Group Co. Ltd. Class A	174,500	212
	Sichuan Teway Food Group Co. Ltd. Class A	112,244	212
	Chongqing Water Group Co. Ltd. Class A	330,700	211
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,400	211
	Neusoft Corp. Class A	159,000	208
	Weifu High-Technology Group Co. Ltd. Class A	82,500	207
	Guangdong Electric Power Development Co. Ltd. Class A	341,100	207
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	206
	Anhui Xinhua Media Co. Ltd. Class A	220,000	206
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	314,900	206
	Rizhao Port Co. Ltd. Class A	491,500	206
	Guangzhou Wondfo Biotech Co. Ltd. Class A	66,460	205
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	205
	Shanghai Jahwa United Co. Ltd. Class A	95,000	205
	Yangling Metron New Material Inc. Class A	78,900	205
	iRay Technology Co. Ltd. Class A	14,523	205
	Shenzhen Agricultural Power Group Co. Ltd. Class A	223,300	203
	Keboda Technology Co. Ltd. Class A	24,000	203
	Huaxia Eye Hospital Group Class A	83,700	203
	Bank of Suzhou Co. Ltd. Class A	184,760	202
	Dongguan Development Holdings Co. Ltd. Class A	145,600	202
	China Southern Power Grid Energy Storage Co. Ltd. Class A	149,300	202
	Triangle Tyre Co. Ltd. Class A	94,400	200
	Shandong Denghai Seeds Co. Ltd. Class A	135,400	199
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	110,500	199
*	Remegen Co. Ltd. Class A	51,741	199
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	198
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	316,800	198
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	196
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	196
	Jointo Energy Investment Co. Ltd. Hebei Class A	269,600	196
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	196
	Chongqing Taiji Industry Group Co. Ltd. Class A	75,800	196
*	Addsino Co. Ltd. Class A	205,500	195
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	195
	Fushun Special Steel Co. Ltd. Class A	263,500	195
	Sangfor Technologies Inc. Class A	23,400	193

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Shanghai Environment Group Co. Ltd. Class A	177,260	192
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	191
*	Sinopec Oilfield Service Corp. Class A	706,400	191
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	210,600	191
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	275,400	189
*	Cinda Real Estate Co. Ltd. Class A	318,983	188
	Luenmei Quantum Co. Ltd. Class A	244,900	188
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	285,400	188
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	187
*	Shenzhen Dynanonic Co. Ltd. Class A	41,632	185
	BOC International China Co. Ltd. Class A	127,700	184
	Levima Advanced Materials Corp. Class A	101,600	184
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	183
*	Wonders Information Co. Ltd. Class A	183,400	181
	Jiangsu Guoxin Corp. Ltd. Class A	176,345	181
	Far East Smarter Energy Co. Ltd. Class A	280,600	181
	JL Mag Rare-Earth Co. Ltd. Class A	65,920	180
*	LianChuang Electronic Technology Co. Ltd. Class A	145,110	178
	Hoyuan Green Energy Co. Ltd. Class A	83,300	178
	China Southern Power Grid Technology Co. Ltd. Class A	42,627	177
	Guangdong Marubi Biotechnology Co. Ltd. Class A	38,489	176
	OPT Machine Vision Tech Co. Ltd. Class A	16,155	175
	YUNDA Holding Group Co. Ltd. Class A	167,770	174
	Central China Securities Co. Ltd. Class A	316,700	174
	Zhejiang Runtu Co. Ltd. Class A	181,405	173
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	171
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	171
	Jihua Group Corp. Ltd. Class A	482,300	170
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	835,400	169
	Juewei Food Co. Ltd. Class A	83,294	168
	Camel Group Co. Ltd. Class A	148,270	168
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	167
	Autobio Diagnostics Co. Ltd. Class A	29,900	166
*	Rising Nonferrous Metals Share Co. Ltd. Class A	41,800	164
	Pylon Technologies Co. Ltd. Class A	31,301	163
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	162
	Valiant Co. Ltd. Class A	115,600	162
	Topsec Technologies Group Inc. Class A	163,600	162
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	136,900	162
	Tianneng Battery Group Co. Ltd. Class A	44,341	162
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	203,400	161
	Guangdong South New Media Co. Ltd. Class A	29,300	161
	Zhejiang HangKe Technology Inc. Co. Class A	66,043	161
	Porton Pharma Solutions Ltd. Class A	73,195	159
	Suzhou Nanomicro Technology Co. Ltd. Class A	66,261	157
	China TransInfo Technology Co. Ltd. Class A	137,600	156
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	156
	North China Pharmaceutical Co. Ltd. Class A	203,500	156
*	Shandong Chenming Paper Holdings Ltd. Class B	1,407,350	154
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	154
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	154
	Autohome Inc. Class A	22,173	154
	Youngy Co. Ltd. Class A	36,300	153
	Easyhome New Retail Group Co. Ltd.Class A	323,400	152
*	Financial Street Holdings Co. Ltd. Class A	360,690	151
	Shanying International Holding Co. Ltd. Class A	647,200	151
	Zhejiang Construction Investment Group Co. Ltd. Class A	132,300	150
	Skyworth Digital Co. Ltd. Class A	88,700	149
	Deppon Logistics Co. Ltd. Class A	73,700	149
	GoodWe Technologies Co. Ltd. Class A	28,123	149
*	Shandong Chenming Paper Holdings Ltd. Class H	1,123,298	147
	Shenzhen Aisidi Co. Ltd. Class A	83,700	147
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	145
	C&S Paper Co. Ltd. Class A	158,800	145
	Luxin Venture Capital Group Co. Ltd. Class A	86,800	145
	Hunan Corun New Energy Co. Ltd. Class A	246,100	142
*	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	141
	Shanghai Bailian Group Co. Ltd. Class A	104,700	141
	Daan Gene Co. Ltd. Class A	192,016	140
*	Zhejiang Yongtai Technology Co. Ltd. Class A	119,415	138

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	28,472	138
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	28,600	138
	Huapont Life Sciences Co. Ltd. Class A	257,600	137
*	Montnets Cloud Technology Group Co. Ltd. Class A	91,400	134
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	134
	Greattown Holdings Ltd. Class A	316,500	134
	Dian Diagnostics Group Co. Ltd. Class A	92,200	133
	Qinhuangdao Port Co. Ltd. Class A	294,000	133
	China National Accord Medicines Corp. Ltd. Class A	37,310	132
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	132
	Xinfengming Group Co. Ltd. Class A	81,300	131
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	81,200	131
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	409,000	131
	Joyoung Co. Ltd. Class A	95,700	130
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	130
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	127
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	84,760	127
	Shanghai AJ Group Co. Ltd. Class A	189,933	126
	Jinyu Bio-Technology Co. Ltd. Class A	138,000	126
	Inmyshow Digital Technology Group Co. Ltd. Class A	177,000	125
*	Offcn Education Technology Co. Ltd. Class A	277,400	124
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	123
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	45,050	123
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	120
	Zhejiang Semir Garment Co. Ltd. Class A	138,900	119
	Qingdao Rural Commercial Bank Corp. Class A	289,500	119
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	118
	Joinn Laboratories China Co. Ltd. Class A	51,828	115
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	25,600	115
	KingClean Electric Co. Ltd. Class A	35,714	114
*	Xizang Zhufeng Resources Co. Ltd. Class A	79,600	114
	Sinosoft Co. Ltd. Class A	39,750	112
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	35,300	111
*	Beijing Capital Development Co. Ltd. Class A	340,513	111
	Opple Lighting Co. Ltd. Class A	47,874	110
	Digital China Information Service Co. Ltd. Class A	72,800	110
*,3	China Grand Automotive Services Group Co. Ltd. Series A	1,009,400	108
	Yuneng Technology Co. Ltd. Class A	17,012	108
	Chengdu XGimi Technology Co. Ltd.	6,844	107
*	ADAMA Ltd. Class A	134,900	105
*	Minmetals New Energy Materials(Hunan) Co. Ltd.	158,590	105
	China Animal Husbandry Industry Co. Ltd. Class A	118,000	105
	Luolai Lifestyle Technology Co. Ltd. Class A	100,800	104
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	49,600	103
*	RiseSun Real Estate Development Co. Ltd. Class A	527,066	101
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	49,972	97
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	44,200	97
	Maccura Biotechnology Co. Ltd. Class A	55,900	95
	Double Medical Technology Inc. Class A	19,400	94
	Youzu Interactive Co. Ltd. Class A	74,000	90
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	59,800	90
	CSG Holding Co. Ltd. Class A	128,900	89
	Shanghai Bailian Group Co. Ltd. Class B	131,916	88
	Transfar Zhilian Co. Ltd. Class A	144,000	86
	China West Construction Group Co. Ltd. Class A	100,900	84
*	CanSino Biologics Inc. Class A	10,484	84
*	MGI Tech Co. Ltd. Class A	14,830	82
	Three Squirrels Inc. Class A	18,000	81
	Rongan Property Co. Ltd. Class A	245,300	66
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	66
*	Shandong Chenming Paper Holdings Ltd. Class A	190,200	64
*	Liuzhou Iron & Steel Co. Ltd. Class A	169,100	64
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	63
	Toly Bread Co. Ltd. Class A	76,654	61
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	61
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	57
	Xiamen Intretech Inc. Class A	26,180	52
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	644,900	33
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	18,180	11

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*,3	Yango Group Co. Ltd. Class A	522,797	—
			4,823,901
Colombia (0.0%)
	Bancolombia SA ADR	217,967	8,621
	Interconexion Electrica SA ESP	913,755	4,016
	Cementos Argos SA	1,249,792	3,073
	Ecopetrol SA	5,689,719	2,652
[1]	Ecopetrol SA ADR	194,501	1,805
			20,167
Czech Republic (0.0%)
	CEZ A/S	321,689	14,090
	Komercni banka A/S	153,168	5,619
[2]	Moneta Money Bank A/S	582,716	3,292
	Colt CZ Group SE	25,344	743
			23,744
Denmark (1.5%)
	Novo Nordisk A/S Class B	6,230,936	526,044
	DSV A/S	388,530	77,400
	Novonesis (Novozymes) B Class B	695,896	39,898
	Danske Bank A/S	1,309,643	39,103
	Pandora A/S	159,374	30,491
	Coloplast A/S Class B	250,809	28,885
*	Vestas Wind Systems A/S	2,028,677	27,904
*	Genmab A/S	127,954	25,150
	Carlsberg A/S Class B	183,812	19,252
*	Zealand Pharma A/S	133,737	13,590
	Tryg A/S	668,708	13,547
*,2	Orsted A/S	339,562	13,094
	AP Moller - Maersk A/S Class B	8,332	12,305
	AP Moller - Maersk A/S Class A	5,893	8,528
*	Demant A/S	194,447	7,807
	ROCKWOOL A/S Class B	16,909	5,988
	H Lundbeck A/S	516,515	3,161
	H Lundbeck A/S Class A	124,308	621
			892,768
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	5,065,983	7,685
Finland (0.6%)
	Nordea Bank Abp	5,225,418	62,221
	Nokia OYJ	10,343,118	48,772
	Sampo OYJ Class A (XHEL)	981,056	40,498
	Kone OYJ Class B	658,659	34,093
	UPM-Kymmene OYJ	1,029,756	30,367
	Wartsila OYJ Abp	978,340	18,481
	Nordea Bank Abp (XHEL)	1,481,105	17,616
	Stora Enso OYJ Class R	1,188,362	13,162
	Metso OYJ	1,288,976	12,794
	Fortum OYJ	878,918	12,770
	Elisa OYJ	287,424	12,372
	Orion OYJ Class B	213,899	11,608
	Neste OYJ	837,807	10,616
	Kesko OYJ Class B	544,615	10,447
	Valmet OYJ	331,126	9,028
			344,845
France (6.5%)
	LVMH Moet Hennessy Louis Vuitton SE	496,597	363,213
	Schneider Electric SE	1,074,509	272,522
	Sanofi SA	2,218,303	241,090
	TotalEnergies SE	3,979,946	230,567
	Airbus SE	1,183,591	204,727
	Hermes International SCA	68,276	192,037
	Safran SA	691,626	171,451
	EssilorLuxottica SA	615,236	168,857
	BNP Paribas SA	2,020,279	138,005
	Air Liquide SA Loyalty Shares	756,899	132,216
	AXA SA	3,433,510	130,258
	L'Oreal SA Loyalty Shares	348,321	129,238

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Vinci SA	999,889	108,201
	Danone SA	1,262,949	88,463
	Cie de Saint-Gobain SA	924,410	86,685
	Air Liquide SA (XPAR)	341,067	59,578
	Capgemini SE	323,028	58,699
	Dassault Systemes SE	1,350,630	52,731
	Legrand SA	509,319	51,927
	Publicis Groupe SA	458,464	48,759
	Cie Generale des Etablissements Michelin SCA	1,390,753	48,366
	Societe Generale SA	1,450,720	46,960
	Pernod Ricard SA	390,351	44,582
	L'Oreal SA (XPAR)	117,061	43,433
	Orange SA	3,862,678	41,541
	Kering SA	145,010	37,962
	Veolia Environnement SA	1,274,011	36,352
	Engie SA Loyalty Shares	2,201,433	36,341
	Credit Agricole SA	2,028,940	30,544
	STMicroelectronics NV	1,309,450	29,254
	Thales SA	176,853	28,628
	Accor SA	455,447	23,414
	Renault SA	385,347	19,783
	Bureau Veritas SA	606,957	18,968
[2]	Euronext NV	159,306	18,503
	Engie SA (XPAR)	1,099,419	18,149
	Unibail-Rodamco-Westfield	208,036	17,418
	Edenred SE	491,722	16,965
	Carrefour SA	1,021,591	14,555
	Eurofins Scientific SE	259,604	13,928
*	Alstom SA	697,168	13,799
	Eiffage SA	148,456	13,263
	Klepierre SA	414,611	12,343
	Rexel SA	443,819	11,750
	Sartorius Stedim Biotech	50,938	11,745
	Bouygues SA	364,031	11,571
	Getlink SE	708,174	11,329
	Teleperformance SE	113,840	10,660
	Gecina SA	103,642	10,118
	BioMerieux	81,524	9,895
	Arkema SA	115,855	9,234
	SCOR SE	345,056	8,816
	Ipsen SA	69,434	8,571
	Bollore SE	1,401,356	8,279
	Dassault Aviation SA	36,572	8,253
[2]	Amundi SA	116,365	8,192
	Sodexo Inc. Loyalty Shares	109,223	8,081
	Air Liquide SA (XETR)	42,623	7,445
	Aeroports de Paris SA	65,000	7,407
[2]	La Francaise des Jeux SACA	193,482	7,352
	Covivio SA	108,893	5,787
[2]	Neoen SA	138,273	5,705
	Eurazeo SE Prime DE Fidelite	68,324	5,640
	Wendel SE	52,475	5,186
*	SOITEC	49,942	4,353
	Pluxee NV	179,760	4,175
	Vivendi SE	1,311,132	3,706
	Sodexo SA (XPAR)	44,153	3,267
	SEB SA Loyalty Shares	31,871	3,032
	Remy Cointreau SA	45,845	2,628
*	JCDecaux SE	148,982	2,495
	Eurazeo SE (XPAR)	29,019	2,396
	Engie SA Prime de fidelite 2026	127,790	2,110
[2]	Ayvens SA	278,159	2,049
*	Engie SA Prime de fidelite 2027	108,963	1,799
	SEB SA (XPAR)	15,678	1,492
	Sodexo Inc. (Prime Fidelite 2026)	6,296	466
	Sodexo Inc. (Loyalty Line 2025)	5,047	373
*	SEB SA	2,673	255
			3,769,887

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
Germany (5.5%)
	SAP SE	2,212,451	609,694
	Siemens AG (Registered)	1,498,143	321,166
	Allianz SE (Registered)	787,547	256,793
	Deutsche Telekom AG (Registered)	6,747,269	226,364
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	266,093	144,231
	Mercedes-Benz Group AG	1,687,236	102,652
	Deutsche Boerse AG	373,679	92,313
	adidas AG	347,540	91,632
	BASF SE	1,792,895	86,377
	Infineon Technologies AG	2,616,455	86,025
	Deutsche Bank AG (Registered)	3,889,276	76,124
*	Siemens Energy AG	1,275,275	75,875
	Deutsche Post AG	1,962,013	70,638
	Rheinmetall AG	87,591	68,482
	E.ON SE	4,471,039	52,959
	Bayerische Motoren Werke AG (XETR)	593,608	48,207
	Daimler Truck Holding AG	1,054,334	46,430
	RWE AG	1,434,711	44,460
	Bayer AG (Registered)	1,981,272	44,334
	Vonovia SE	1,417,474	43,365
	Merck KGaA	260,631	39,343
	MTU Aero Engines AG	108,433	37,042
	Heidelberg Materials AG	261,549	36,804
[1]	Commerzbank AG	1,872,232	36,151
	Hannover Rueck SE	121,026	31,889
[2]	Siemens Healthineers AG	560,937	31,837
*	Fresenius SE & Co. KGaA	828,810	31,715
	Symrise AG	262,399	26,868
	Beiersdorf AG	198,068	26,496
*	Covestro AG	347,464	21,375
	Fresenius Medical Care AG	409,553	20,344
*	Qiagen NV	423,223	18,794
	GEA Group AG	337,033	17,788
	Brenntag SE	261,673	16,464
*,2	Zalando SE	441,613	16,458
	Continental AG	217,639	15,468
	Henkel AG & Co. KGaA (XTER)	198,230	15,313
[2]	Scout24 SE	147,640	14,357
	Nemetschek SE	108,880	13,009
	LEG Immobilien SE (XETR)	149,257	12,300
	CTS Eventim AG & Co. KGaA	117,979	11,504
*,2	Delivery Hero SE	421,329	10,889
	Knorr-Bremse AG	132,987	10,511
	Talanx AG	121,240	10,298
	Evonik Industries AG	504,156	9,467
	Rational AG	9,562	8,497
[1]	Deutsche Lufthansa AG (Registered)	1,205,266	7,818
	Puma SE	210,991	6,621
	Volkswagen AG	57,179	5,988
	Bechtle AG	163,889	5,501
	KION Group AG	144,673	5,372
	HOCHTIEF AG	36,941	5,347
	Carl Zeiss Meditec AG (Bearer)	75,063	4,573
*	Fraport AG Frankfurt Airport Services Worldwide	71,508	4,260
	Traton SE	105,342	3,250
[2]	DWS Group GmbH & Co. KGaA	63,243	3,121
	Wacker Chemie AG	37,937	2,600
	Deutsche Wohnen SE	99,739	2,496
	RTL Group SA	75,928	2,320
*,2	Covestro AG (XTER)	38,606	2,279
	Fielmann Group AG	49,623	2,254
	FUCHS SE	57,718	1,969
	Sartorius AG	4,845	1,114
			3,195,985
Greece (0.2%)
	National Bank of Greece SA	1,687,449	14,623
	Eurobank Ergasias Services & Holdings SA Class A	5,013,186	12,547
	Piraeus Financial Holdings SA	2,039,565	9,228

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Metlen Energy & Metals SA	222,583	8,001
	Alpha Services & Holdings SA	4,291,528	7,895
	OPAP SA	374,637	6,427
	JUMBO SA	222,090	6,000
	Hellenic Telecommunications Organization SA	371,115	5,612
	Public Power Corp. SA	400,576	5,464
	Titan Cement International SA	80,469	3,807
	Motor Oil Hellas Corinth Refineries SA	113,752	2,513
	GEK TERNA SA	116,313	2,253
	Terna Energy SA	108,095	2,242
	Optima bank SA	134,785	1,872
	HELLENiQ ENERGY Holdings SA	190,292	1,478
	Athens International Airport SA	147,603	1,312
	Cenergy Holdings SA	121,495	1,197
*	LAMDA Development SA	163,159	1,176
	Aegean Airlines SA	76,910	865
	Sarantis SA	58,908	696
	Holding Co. ADMIE IPTO SA	240,220	666
*	Aktor SA Holding Co. Technical & Energy Projects	119,463	638
*	Intralot SA-Integrated Information Systems & Gaming Services	543,246	598
	Viohalco SA	88,392	549
	Athens Water Supply & Sewage Co. SA	79,168	500
	Autohellas Tourist & Trading SA	37,932	430
	Ellaktor SA	165,836	385
	Piraeus Port Authority SA	11,411	354
	Quest Holdings SA	49,530	324
*,3	FF Group	60,219	—
			99,652
Hong Kong (1.3%)
	AIA Group Ltd.	22,027,411	154,856
	Hong Kong Exchanges & Clearing Ltd.	2,406,255	94,180
	Techtronic Industries Co. Ltd.	2,875,774	38,677
	CLP Holdings Ltd.	3,310,371	27,524
	CK Hutchison Holdings Ltd.	5,355,099	26,967
	Sun Hung Kai Properties Ltd.	2,861,994	25,584
	BOC Hong Kong Holdings Ltd.	7,225,030	23,487
	Link REIT	5,146,830	21,266
	Galaxy Entertainment Group Ltd.	4,347,061	18,917
	Lenovo Group Ltd.	15,490,809	18,683
	Hang Seng Bank Ltd.	1,434,637	17,977
	Power Assets Holdings Ltd.	2,751,404	17,801
	Hong Kong & China Gas Co. Ltd.	21,888,110	16,805
	CK Asset Holdings Ltd.	3,840,938	16,049
	Jardine Matheson Holdings Ltd.	398,032	16,033
[2]	WH Group Ltd.	15,692,002	12,241
*	Sands China Ltd.	4,835,104	11,624
	Shenzhou International Group Holdings Ltd.	1,516,549	11,425
	MTR Corp. Ltd.	2,897,672	9,084
	Hongkong Land Holdings Ltd.	2,070,454	9,009
	PRADA SpA	1,035,435	8,302
[2]	ESR Group Ltd.	5,321,914	8,191
	CK Infrastructure Holdings Ltd.	1,182,059	8,050
[2]	Samsonite International SA	2,696,803	7,856
	Wharf Real Estate Investment Co. Ltd.	3,127,420	7,782
	Henderson Land Development Co. Ltd.	2,606,302	7,229
	AAC Technologies Holdings Inc.	1,354,337	7,057
	Sino Land Co. Ltd.	7,044,520	6,756
	Swire Pacific Ltd. Class A	774,852	6,729
	SITC International Holdings Co. Ltd.	2,573,534	6,120
	ASMPT Ltd.	625,400	5,775
	PCCW Ltd.	8,229,776	4,786
	Wharf Holdings Ltd.	1,924,643	4,702
	Swire Properties Ltd.	2,117,892	4,182
	Orient Overseas International Ltd.	268,500	3,594
	Bank of East Asia Ltd.	2,806,452	3,553
	Xinyi Glass Holdings Ltd.	3,504,583	3,244
	Chow Tai Fook Jewellery Group Ltd.	3,582,297	3,233
[2]	BOC Aviation Ltd.	426,926	3,218
[2]	Budweiser Brewing Co. APAC Ltd.	3,473,533	3,180

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Yue Yuen Industrial Holdings Ltd.	1,440,824	3,071
	Hang Lung Properties Ltd.	3,530,140	2,792
*	HUTCHMED China Ltd.	1,007,500	2,711
	Cathay Pacific Airways Ltd.	1,971,730	2,662
	First Pacific Co. Ltd.	4,553,139	2,521
	Kerry Properties Ltd.	1,190,733	2,342
*	MMG Ltd.	7,040,277	2,319
	Hang Lung Group Ltd.	1,729,040	2,292
	Swire Pacific Ltd. Class B	1,608,588	2,259
	Wynn Macau Ltd.	3,018,120	2,207
	VTech Holdings Ltd.	333,720	2,200
	MGM China Holdings Ltd.	1,533,723	2,160
	CTF Services Ltd.	1,972,079	1,858
	Man Wah Holdings Ltd.	2,962,453	1,796
	Hysan Development Co. Ltd.	1,221,877	1,767
[1]	New World Development Co. Ltd.	2,883,554	1,547
	Shangri-La Asia Ltd.	2,252,616	1,468
*	SJM Holdings Ltd.	4,671,143	1,468
	DFI Retail Group Holdings Ltd. (Registered)	620,214	1,455
*	NagaCorp Ltd.	2,750,565	1,018
*	Super Hi International Holding Ltd.	420,523	1,007
*,2	FIT Hon Teng Ltd.	2,240,242	981
	Johnson Electric Holdings Ltd.	713,143	946
*	Melco International Development Ltd.	1,601,675	891
	Champion REIT	3,889,530	829
	Nexteer Automotive Group Ltd.	1,648,541	764
	Dah Sing Banking Group Ltd.	724,505	740
	United Energy Group Ltd.	15,262,205	729
	Huabao International Holdings Ltd.	1,942,849	525
	Kerry Logistics Network Ltd.	532,965	448
			751,501
Hungary (0.1%)
	OTP Bank Nyrt	481,397	29,784
	Richter Gedeon Nyrt	295,522	7,653
	MOL Hungarian Oil & Gas plc	819,333	5,986
	Magyar Telekom Telecommunications plc	630,716	2,221
	Opus Global Nyrt	611,247	841
			46,485
Iceland (0.0%)
[2]	Arion Banki HF	2,691,685	3,328
*	Alvotech SA	169,736	2,155
	Islandsbanki HF	2,261,037	1,964
	Hagar HF	2,087,422	1,534
*	Kvika banki HF	9,511,130	1,414
	Festi HF	638,628	1,338
	Reitir fasteignafelag hf	1,389,590	1,109
[3]	Marel HF	211,128	911
	Eimskipafelag Islands hf	220,481	695
	Hampidjan HF	602,302	470
			14,918
India (5.7%)
	HDFC Bank Ltd.	11,351,168	222,181
	Reliance Industries Ltd.	13,399,616	195,003
	ICICI Bank Ltd.	9,249,366	133,103
	Tata Consultancy Services Ltd.	2,084,217	98,622
	Bharti Airtel Ltd. (XNSE)	5,224,733	97,726
	Infosys Ltd.	3,830,155	83,342
[1]	Infosys Ltd. ADR	3,206,963	70,393
	Mahindra & Mahindra Ltd.	1,775,925	61,035
	Larsen & Toubro Ltd.	1,359,260	55,772
	Axis Bank Ltd.	4,610,009	52,234
	Bajaj Finance Ltd.	566,214	51,340
	Hindustan Unilever Ltd.	1,788,636	50,881
	Sun Pharmaceutical Industries Ltd.	2,194,155	44,087
	HCL Technologies Ltd.	2,133,928	42,348
	Kotak Mahindra Bank Ltd.	1,812,706	39,644
	Maruti Suzuki India Ltd.	277,905	39,372
	NTPC Ltd.	9,544,569	35,547
*	Zomato Ltd.	13,842,815	35,060

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Tata Motors Ltd.	4,257,619	35,040
	Titan Co. Ltd.	822,396	33,002
	State Bank of India	3,603,770	32,035
	ITC Ltd.	6,047,464	31,157
	UltraTech Cement Ltd.	230,940	30,540
	Power Grid Corp. of India Ltd.	8,454,551	29,361
	Tata Steel Ltd.	16,981,749	26,244
	Asian Paints Ltd.	916,189	24,273
	Bharat Electronics Ltd.	7,205,784	24,200
	Trent Ltd.	365,740	24,175
	Tech Mahindra Ltd.	1,227,053	23,592
	Oil & Natural Gas Corp. Ltd.	7,817,499	23,571
	JSW Steel Ltd.	2,038,189	22,134
	Grasim Industries Ltd.	752,297	21,730
	Coal India Ltd.	4,569,999	20,798
	Nestle India Ltd.	724,818	19,335
	Hindalco Industries Ltd.	2,786,915	19,035
	Adani Ports & Special Economic Zone Ltd.	1,485,993	18,771
*,2	InterGlobe Aviation Ltd.	372,147	18,480
	Cipla Ltd.	1,079,318	18,392
	Max Healthcare Institute Ltd.	1,491,454	18,208
*	Jio Financial Services Ltd.	6,280,363	17,444
	Hindustan Aeronautics Ltd.	382,505	17,300
	Eicher Motors Ltd.	281,737	16,856
	Adani Enterprises Ltd.	640,272	16,839
	Divi's Laboratories Ltd.	256,964	16,533
	Vedanta Ltd.	3,192,029	16,197
	Shriram Finance Ltd.	2,580,600	16,145
*	Suzlon Energy Ltd.	23,791,063	15,879
	Apollo Hospitals Enterprise Ltd.	199,834	15,673
	Bajaj Finserv Ltd.	775,016	15,474
	Tata Consumer Products Ltd.	1,307,119	15,413
	Indian Hotels Co. Ltd.	1,672,918	14,714
[2]	HDFC Life Insurance Co. Ltd.	1,999,012	14,680
	Varun Beverages Ltd.	2,359,137	14,582
[2]	SBI Life Insurance Co. Ltd.	852,070	14,554
	Power Finance Corp. Ltd.	2,941,539	14,262
	Britannia Industries Ltd.	241,044	14,259
	Persistent Systems Ltd.	203,991	14,138
	Bajaj Auto Ltd.	135,750	13,830
*	Adani Power Ltd.	2,339,376	13,789
	Info Edge India Ltd.	155,086	13,772
	TVS Motor Co. Ltd.	478,470	13,537
	Dixon Technologies India Ltd.	76,871	13,231
	Hero MotoCorp Ltd.	264,753	13,218
	REC Ltd.	2,526,293	13,034
*,2	Avenue Supermarts Ltd.	302,851	12,789
*	PB Fintech Ltd.	638,561	12,660
[2]	LTIMindtree Ltd.	186,220	12,650
	Siemens Ltd.	180,456	12,596
	Tata Power Co. Ltd.	2,965,920	12,423
	Cholamandalam Investment & Finance Co. Ltd.	831,907	12,297
	Indian Oil Corp. Ltd.	8,299,648	12,258
	Dr. Reddy's Laboratories Ltd.	870,959	12,222
	Coforge Ltd.	128,726	12,208
	Bharat Petroleum Corp. Ltd. (XNSE)	4,055,612	12,169
	Lupin Ltd.	487,303	11,673
[1]	Wipro Ltd. ADR	3,126,990	11,476
*	Indus Towers Ltd.	2,774,274	11,072
	Gail India Ltd.	5,340,774	10,854
	DLF Ltd.	1,256,801	10,756
[2]	ICICI Lombard General Insurance Co. Ltd.	489,468	10,478
	Pidilite Industries Ltd.	308,506	10,216
	United Spirits Ltd.	585,087	9,596
	Ambuja Cements Ltd.	1,618,556	9,539
	Godrej Consumer Products Ltd.	738,292	9,527
	CG Power & Industrial Solutions Ltd.	1,295,508	9,451
	Wipro Ltd.	2,625,166	9,405
	SRF Ltd.	286,488	9,265
	Cummins India Ltd.	273,845	9,178

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Samvardhana Motherson International Ltd.	5,653,383	9,170
[2]	HDFC Asset Management Co. Ltd.	203,899	9,083
*	Yes Bank Ltd.	40,954,438	9,052
	Havells India Ltd.	487,699	8,795
	Shree Cement Ltd.	27,435	8,780
	Colgate-Palmolive India Ltd.	268,769	8,743
	Marico Ltd.	1,062,077	8,208
	Torrent Pharmaceuticals Ltd.	217,307	8,189
	Tube Investments of India Ltd.	210,649	8,055
	Federal Bank Ltd.	3,651,807	7,857
	Hindustan Petroleum Corp. Ltd.	1,843,511	7,601
	Embassy Office Parks REIT	1,765,165	7,533
	UPL Ltd.	1,067,274	7,419
	Mphasis Ltd.	223,225	7,344
[2]	Macrotech Developers Ltd.	526,500	7,289
	Bharat Forge Ltd.	516,585	7,278
	ABB India Ltd.	107,355	7,257
	Aurobindo Pharma Ltd.	536,840	7,244
	Phoenix Mills Ltd.	381,032	7,202
	Bajaj Holdings & Investment Ltd.	54,083	7,197
	Sundaram Finance Ltd.	135,229	7,193
	Jindal Steel & Power Ltd.	789,228	7,170
	Dabur India Ltd.	1,170,523	7,145
	Ashok Leyland Ltd.	2,858,559	7,124
*	Adani Green Energy Ltd.	619,056	7,095
	APL Apollo Tubes Ltd.	396,717	6,894
	MRF Ltd.	5,185	6,787
	Polycab India Ltd.	97,134	6,745
	Voltas Ltd.	464,515	6,739
*	Adani Energy Solutions Ltd.	771,321	6,624
	PI Industries Ltd.	163,721	6,567
	Page Industries Ltd.	12,393	6,390
	JSW Energy Ltd.	1,077,968	6,303
*	One 97 Communications Ltd.	707,826	6,291
[2]	Indian Railway Finance Corp. Ltd.	3,605,213	6,241
*	Max Financial Services Ltd.	485,736	6,238
	Rail Vikas Nigam Ltd.	1,144,124	6,238
	Bharat Heavy Electricals Ltd.	2,598,294	6,200
	Torrent Power Ltd.	366,340	6,168
	Alkem Laboratories Ltd.	104,737	6,114
*	Godrej Properties Ltd.	227,312	6,073
*	GMR Airports Ltd.	7,262,420	6,051
	Jubilant Foodworks Ltd.	729,872	5,909
	Supreme Industries Ltd.	129,425	5,907
	Bosch Ltd.	17,573	5,820
	Solar Industries India Ltd.	49,087	5,750
	Indian Railway Catering & Tourism Corp. Ltd.	608,207	5,750
	Zydus Lifesciences Ltd.	509,924	5,695
	Muthoot Finance Ltd.	216,059	5,621
	NHPC Ltd.	6,018,772	5,565
	Petronet LNG Ltd.	1,513,309	5,502
[2]	ICICI Prudential Life Insurance Co. Ltd.	774,596	5,496
	KPIT Technologies Ltd.	334,902	5,420
	Punjab National Bank	4,656,173	5,406
*	Mankind Pharma Ltd.	190,367	5,331
*	FSN E-Commerce Ventures Ltd.	2,744,450	5,330
	Oil India Ltd.	1,099,383	5,313
	NMDC Ltd.	6,976,359	5,296
[2]	Laurus Labs Ltd.	785,316	5,281
	Coromandel International Ltd.	253,221	5,279
	KEI Industries Ltd.	114,091	5,279
*	IDFC First Bank Ltd.	7,259,527	5,278
	SBI Cards & Payment Services Ltd.	588,721	5,275
	GE Vernova T&D India Ltd.	252,725	5,183
	Balkrishna Industries Ltd.	162,408	5,182
	Bank of Baroda	2,091,135	5,128
	Glenmark Pharmaceuticals Ltd.	303,678	5,082
[2]	AU Small Finance Bank Ltd.	733,809	5,069
	Tata Elxsi Ltd.	69,464	5,065
	Prestige Estates Projects Ltd.	322,201	5,037

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Container Corp. of India Ltd.	553,844	4,970
	Oberoi Realty Ltd.	237,621	4,951
	Dr Reddy's Laboratories Ltd. ADR	354,057	4,893
	Oracle Financial Services Software Ltd.	46,492	4,868
	Jindal Stainless Ltd. (XNSE)	644,377	4,841
[2]	Sona Blw Precision Forgings Ltd.	811,749	4,710
	Patanjali Foods Ltd.	221,953	4,654
	Kalyan Jewellers India Ltd.	797,844	4,610
*	Vodafone Idea Ltd.	44,169,876	4,589
	Ipca Laboratories Ltd.	274,829	4,568
	Tata Communications Ltd.	230,110	4,323
	Astral Ltd. (XNSE)	240,660	4,181
	LIC Housing Finance Ltd.	606,936	4,174
	Adani Total Gas Ltd.	557,734	4,119
	Union Bank of India Ltd.	3,078,563	4,077
	Exide Industries Ltd.	925,294	3,988
	Hindustan Zinc Ltd.	759,288	3,931
	Canara Bank	3,661,696	3,919
	Mahindra & Mahindra Financial Services Ltd.	1,184,037	3,881
	ACC Ltd.	167,212	3,859
	Biocon Ltd.	917,419	3,827
	IRB Infrastructure Developers Ltd.	5,779,533	3,801
	Deepak Nitrite Ltd.	140,066	3,749
	UNO Minda Ltd.	337,809	3,674
	Steel Authority of India Ltd.	2,923,926	3,603
	Dalmia Bharat Ltd.	167,259	3,594
	Mazagon Dock Shipbuilders Ltd.	123,460	3,538
	Thermax Ltd.	78,577	3,498
	Indian Bank	541,962	3,466
	United Breweries Ltd.	139,030	3,438
*	Aditya Birla Capital Ltd.	1,630,024	3,364
	Lloyds Metals & Energy Ltd.	234,409	3,340
	AIA Engineering Ltd.	78,604	3,337
[2]	L&T Technology Services Ltd.	53,337	3,337
	Gujarat Fluorochemicals Ltd.	79,737	3,284
	Indraprastha Gas Ltd.	1,408,936	3,268
	Schaeffler India Ltd.	81,365	3,210
	Hitachi Energy India Ltd.	21,760	3,208
	Berger Paints India Ltd.	587,085	3,195
*	Indian Renewable Energy Development Agency Ltd.	1,363,221	3,160
	Tata Technologies Ltd.	344,050	3,118
	Linde India Ltd.	42,803	3,085
[2]	General Insurance Corp. of India	624,614	2,951
	Escorts Kubota Ltd.	70,167	2,928
[2]	Syngene International Ltd.	338,429	2,911
	L&T Finance Ltd.	1,721,517	2,879
[2]	Bandhan Bank Ltd.	1,626,727	2,830
	Piramal Enterprises Ltd.	240,228	2,824
	Emami Ltd.	414,803	2,816
	Bharat Dynamics Ltd.	186,083	2,790
	Housing & Urban Development Corp. Ltd.	1,004,864	2,648
[2]	Cochin Shipyard Ltd.	144,334	2,534
	Bank of India	1,845,773	2,384
*	Star Health & Allied Insurance Co. Ltd.	475,975	2,375
	Bharti Hexacom Ltd.	152,029	2,365
[2]	Dr Lal PathLabs Ltd.	71,302	2,343
[2]	Nippon Life India Asset Management Ltd.	343,939	2,310
	Gujarat Gas Ltd.	411,627	2,304
*	Adani Wilmar Ltd.	709,955	2,175
	Motilal Oswal Financial Services Ltd.	286,593	2,098
	Zee Entertainment Enterprises Ltd.	1,716,543	2,082
	Aarti Industries Ltd.	406,658	2,081
	Honeywell Automation India Ltd.	4,405	2,053
	Castrol India Ltd.	981,688	1,998
*	Poonawalla Fincorp Ltd.	555,410	1,982
	3M India Ltd.	5,726	1,968
	Bata India Ltd.	131,258	1,960
	GlaxoSmithKline Pharmaceuticals Ltd.	85,843	1,955
	Bank of Maharashtra	3,113,431	1,833
	NLC India Ltd.	686,231	1,746

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
[2]	RBL Bank Ltd.	895,099	1,693
	Whirlpool of India Ltd.	125,746	1,648
	SJVN Ltd.	1,445,058	1,615
	JSW Infrastructure Ltd.	489,050	1,542
	Bayer CropScience Ltd.	25,966	1,528
[2]	Endurance Technologies Ltd.	66,530	1,524
	Bharti Airtel Ltd.	103,705	1,431
*	Godrej Industries Ltd.	130,024	1,334
	Vedant Fashions Ltd.	123,377	1,326
	Sun TV Network Ltd.	172,302	1,228
*	ITC Hotels Ltd.	604,746	1,138
	Kansai Nerolac Paints Ltd.	410,094	1,100
	IDBI Bank Ltd.	1,143,785	1,065
	Metro Brands Ltd.	74,676	1,019
[2]	New India Assurance Co. Ltd.	451,558	943
	Relaxo Footwears Ltd.	148,166	939
*	Tata Teleservices Maharashtra Ltd.	1,003,654	827
*	Central Bank of India Ltd.	1,226,349	733
	Mangalore Refinery & Petrochemicals Ltd.	418,371	622
*	Rajesh Exports Ltd.	278,548	599
			3,271,986
Indonesia (0.4%)
	Bank Central Asia Tbk PT	111,630,543	64,487
	Bank Rakyat Indonesia Persero Tbk PT	140,578,703	36,301
	Bank Mandiri Persero Tbk PT	89,223,544	32,783
	Telkom Indonesia Persero Tbk PT	93,210,524	15,012
	Astra International Tbk PT	40,586,988	11,926
*	Amman Mineral Internasional PT	25,225,700	11,621
*	GoTo Gojek Tokopedia Tbk PT	1,935,436,900	9,588
	Bank Negara Indonesia Persero Tbk PT	29,877,574	8,692
	Sumber Alfaria Trijaya Tbk PT	38,013,200	6,692
	United Tractors Tbk PT	2,956,012	4,510
	Indofood Sukses Makmur Tbk PT	8,814,005	4,242
	Charoen Pokphand Indonesia Tbk PT	14,657,364	4,198
	Indofood CBP Sukses Makmur Tbk PT	4,519,784	3,186
	Alamtri Resources Indonesia Tbk PT	21,405,063	3,057
*	Petrindo Jaya Kreasi Tbk PT	3,399,500	3,008
*	Merdeka Copper Gold Tbk PT	30,933,500	2,952
	Kalbe Farma Tbk PT	38,019,337	2,948
	Barito Pacific Tbk PT	51,361,463	2,888
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,413,000	2,236
	Perusahaan Gas Negara Persero Tbk PT	21,193,346	2,075
	Elang Mahkota Teknologi Tbk PT	50,072,800	1,730
	Bank Syariah Indonesia Tbk PT	8,606,361	1,540
	Indosat Tbk PT	10,799,000	1,527
	Sarana Menara Nusantara Tbk PT	38,843,200	1,509
	Dayamitra Telekomunikasi PT	37,280,800	1,465
	Bukit Asam Tbk PT	8,181,755	1,349
	XL Axiata Tbk PT	9,015,305	1,254
	Semen Indonesia Persero Tbk PT	6,731,719	1,159
	Unilever Indonesia Tbk PT	11,574,450	1,155
	Jasa Marga Persero Tbk PT	4,420,319	1,146
	Mayora Indah Tbk PT	7,227,000	1,086
	Indocement Tunggal Prakarsa Tbk PT	3,008,298	1,084
	Avia Avian Tbk PT	34,955,700	878
*	Vale Indonesia Tbk PT	4,362,799	801
*	Bumi Serpong Damai Tbk PT	13,742,140	800
	Trimegah Bangun Persada Tbk PT	16,888,600	730
*	Gudang Garam Tbk PT	944,386	651
	Tower Bersama Infrastructure Tbk PT	4,415,780	561
*	MNC Digital Entertainment Tbk PT	5,904,061	253
	Bank Danamon Indonesia Tbk PT	1,183,527	186
			253,266
Ireland (0.2%)
	Kerry Group plc Class A	300,490	30,858
	AIB Group plc	3,946,818	23,208
	Kingspan Group plc	306,895	21,290
	Bank of Ireland Group plc	2,023,647	20,107
	Glanbia plc (XDUB)	373,888	5,463

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			100,926
Israel (0.5%)
*	Teva Pharmaceutical Industries Ltd.	2,269,376	39,949
	Bank Leumi Le-Israel BM	3,046,627	38,128
	Bank Hapoalim BM	2,686,894	34,469
*	Nice Ltd.	126,705	21,179
	Israel Discount Bank Ltd. Class A	2,480,852	18,138
	Elbit Systems Ltd.	49,637	15,010
	Mizrahi Tefahot Bank Ltd.	302,738	14,410
*	Nova Ltd.	58,318	14,010
*	Tower Semiconductor Ltd.	222,811	10,446
	ICL Group Ltd.	1,455,606	8,654
	Phoenix Financial Ltd.	443,175	7,486
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,178,031	6,631
	Azrieli Group Ltd.	74,908	6,207
	First International Bank of Israel Ltd.	106,229	5,640
	Camtek Ltd.	56,196	4,957
	Melisron Ltd.	51,549	4,877
*	Big Shopping Centers Ltd.	31,096	4,858
*	Enlight Renewable Energy Ltd.	239,333	3,868
	Mivne Real Estate KD Ltd.	1,172,342	3,514
	Harel Insurance Investments & Financial Services Ltd.	221,407	3,512
	Israel Corp. Ltd.	9,343	2,740
	Delek Group Ltd.	18,530	2,706
	Amot Investments Ltd.	445,294	2,604
*	Shapir Engineering & Industry Ltd.	289,495	2,149
	Strauss Group Ltd.	104,773	2,118
*	Airport City Ltd.	116,646	1,969
*	Fattal Holdings 1998 Ltd.	13,627	1,903
	Energix-Renewable Energies Ltd.	542,697	1,768
	Gav-Yam Lands Corp. Ltd.	109,619	941
*	Shikun & Binui Ltd.	1	—
*	OPC Energy Ltd.	1	—
			284,841
Italy (1.8%)
	UniCredit SpA	3,161,261	145,175
	Intesa Sanpaolo SpA	31,705,537	137,232
	Enel SpA	15,670,975	111,384
	Ferrari NV	236,599	101,509
	Generali	2,487,100	78,750
	Eni SpA	4,326,328	60,908
	Prysmian SpA	582,633	40,527
	Stellantis NV	2,477,926	33,085
	Moncler SpA	456,841	28,919
	Banco BPM SpA	3,040,235	26,724
	Leonardo SpA	807,131	25,216
	Terna - Rete Elettrica Nazionale	2,840,682	23,433
	FinecoBank Banca Fineco SpA	1,230,384	23,359
	Stellantis NV (XNYS)	1,726,792	23,055
	Snam SpA	4,593,949	21,244
	Mediobanca Banca di Credito Finanziario SpA	1,095,381	17,907
	Tenaris SA	817,155	15,444
	BPER Banca SpA	2,126,121	14,484
[2]	Poste Italiane SpA	914,081	13,872
	Recordati Industria Chimica e Farmaceutica SpA	197,544	12,004
	Unipol Assicurazioni SpA	756,814	10,255
	Brunello Cucinelli SpA	68,455	8,801
*,2	Nexi SpA	1,559,301	7,919
	Interpump Group SpA	160,636	7,578
	Reply SpA	45,189	7,449
	A2A SpA	3,105,728	7,335
[2]	Infrastrutture Wireless Italiane SpA	690,240	7,176
	Amplifon SpA	262,265	7,009
	Buzzi SpA	170,394	6,980
	Hera SpA	1,744,942	6,381
	Banca Mediolanum SpA	442,402	5,940
	Italgas SpA	986,385	5,893
*	Telecom Italia SpA (MTAA)	20,413,904	5,603

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
[1]	Davide Campari-Milano NV	967,775	5,583
	DiaSorin SpA	43,560	4,666
[2]	Pirelli & C SpA	743,380	4,473
	Tenaris SA ADR	33,924	1,278
			1,064,550
Japan (15.7%)
	Toyota Motor Corp.	23,342,835	442,802
	Mitsubishi UFJ Financial Group Inc.	22,831,654	288,738
	Sony Group Corp.	12,101,820	267,079
	Hitachi Ltd.	8,937,180	224,684
	Recruit Holdings Co. Ltd.	2,855,214	199,272
	Sumitomo Mitsui Financial Group Inc.	7,512,743	185,137
	Keyence Corp.	370,274	159,480
	Tokyo Electron Ltd.	885,420	149,356
	Mizuho Financial Group Inc.	5,120,670	141,002
	Nintendo Co. Ltd.	2,099,250	137,721
	SoftBank Group Corp.	2,058,707	125,852
	ITOCHU Corp.	2,729,628	125,683
	Tokio Marine Holdings Inc.	3,788,710	124,964
	Fast Retailing Co. Ltd.	364,186	119,947
	Mitsubishi Corp.	7,489,916	119,458
	Shin-Etsu Chemical Co. Ltd.	3,841,485	119,095
	Mitsui & Co. Ltd.	5,755,740	113,918
	Daiichi Sankyo Co. Ltd.	3,729,869	103,990
	KDDI Corp.	3,024,524	100,765
	Hoya Corp.	707,209	94,968
	Mitsubishi Heavy Industries Ltd.	6,452,050	94,427
	Honda Motor Co. Ltd.	9,251,039	87,562
	Takeda Pharmaceutical Co. Ltd.	3,074,072	82,693
	Advantest Corp.	1,488,664	82,304
	Seven & i Holdings Co. Ltd.	4,602,977	73,481
	Softbank Corp.	55,103,190	70,877
	Fujitsu Ltd.	3,569,790	69,039
	Daikin Industries Ltd.	565,331	66,404
	Mitsubishi Electric Corp.	3,882,326	63,635
	Canon Inc.	1,809,440	58,316
	Chugai Pharmaceutical Co. Ltd.	1,311,121	56,529
	Japan Tobacco Inc.	2,211,875	56,349
	FANUC Corp.	1,885,830	56,182
	Nippon Telegraph & Telephone Corp.	56,531,025	55,652
	Disco Corp.	187,933	54,392
	Komatsu Ltd.	1,801,209	54,330
	Terumo Corp.	2,875,662	53,987
	Sompo Holdings Inc.	1,928,263	53,772
	MS&AD Insurance Group Holdings Inc.	2,592,944	53,762
	Murata Manufacturing Co. Ltd.	3,388,165	53,231
	Denso Corp.	3,721,036	51,494
	Sumitomo Corp.	2,371,227	51,409
	FUJIFILM Holdings Corp.	2,323,578	51,191
	Mitsui Fudosan Co. Ltd.	5,542,355	50,024
	Oriental Land Co. Ltd.	2,193,325	49,293
	NEC Corp.	491,084	48,705
	Dai-ichi Life Holdings Inc.	1,770,825	48,353
	Otsuka Holdings Co. Ltd.	918,300	47,951
	Marubeni Corp.	3,191,927	47,456
	ORIX Corp.	2,202,421	46,521
	TDK Corp.	3,784,060	45,739
	Panasonic Holdings Corp.	4,408,884	44,987
	Renesas Electronics Corp.	3,285,156	44,003
	Suzuki Motor Corp.	3,615,788	43,267
	SMC Corp.	111,831	42,315
	Bridgestone Corp.	1,128,702	40,488
	Japan Post Holdings Co. Ltd.	3,781,925	39,498
	Ajinomoto Co. Inc.	969,986	38,884
	East Japan Railway Co.	2,175,757	38,736
	Nomura Holdings Inc.	5,923,680	38,512
	Nippon Steel Corp.	1,820,540	37,793
	Daiwa House Industry Co. Ltd.	1,189,829	37,484
	Aeon Co. Ltd.	1,546,785	37,474

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Kao Corp.	914,283	36,253
	Nidec Corp.	2,082,638	35,970
	Sumitomo Mitsui Trust Group Inc.	1,412,196	35,510
	Astellas Pharma Inc.	3,614,316	35,037
	Mitsubishi Estate Co. Ltd.	2,371,283	34,457
	Olympus Corp.	2,262,679	34,338
	Central Japan Railway Co.	1,824,785	33,844
	Resona Holdings Inc.	4,435,751	32,924
	Bandai Namco Holdings Inc.	1,294,030	32,097
	Asahi Group Holdings Ltd.	2,903,350	31,447
	Japan Post Bank Co. Ltd.	2,908,770	30,088
	Sumitomo Realty & Development Co. Ltd.	852,790	29,467
	Nomura Research Institute Ltd.	838,938	28,345
	Sumitomo Electric Industries Ltd.	1,513,380	28,273
	ENEOS Holdings Inc.	5,548,624	27,895
	Kyocera Corp.	2,628,284	27,281
	Asics Corp.	1,223,640	27,275
	Secom Co. Ltd.	809,746	27,249
	Nippon Yusen KK	865,644	27,167
	Toyota Industries Corp.	316,804	26,433
[1]	Sekisui House Ltd.	1,094,579	25,157
	Nitto Denko Corp.	1,409,135	24,997
	Shimano Inc.	173,860	24,397
[1]	Mitsui OSK Lines Ltd.	680,595	23,128
	Kubota Corp.	1,822,470	22,860
	Toyota Tsusho Corp.	1,343,961	22,699
	Shionogi & Co. Ltd.	1,543,191	22,691
	Sysmex Corp.	1,183,754	22,628
	NTT Data Group Corp.	1,165,309	22,615
	Pan Pacific International Holdings Corp.	804,905	22,410
	Japan Exchange Group Inc.	2,097,938	22,167
	Fujikura Ltd.	532,000	21,412
	Toray Industries Inc.	3,047,406	21,146
	Subaru Corp.	1,166,444	20,319
	Kansai Electric Power Co. Inc.	1,838,301	20,282
	T&D Holdings Inc.	1,053,859	20,049
	Obic Co. Ltd.	665,545	19,877
	Inpex Corp.	1,662,598	19,842
	Kirin Holdings Co. Ltd.	1,567,414	19,834
	Daiwa Securities Group Inc.	2,712,602	19,637
	Tokyo Gas Co. Ltd.	689,492	19,505
	Unicharm Corp.	2,458,134	19,198
	Kikkoman Corp.	1,819,665	19,045
	Nitori Holdings Co. Ltd.	158,494	18,560
	Obayashi Corp.	1,351,323	18,148
	Lasertec Corp.	172,240	17,914
*	Rakuten Group Inc.	2,803,738	17,605
	Konami Group Corp.	190,919	17,575
	Asahi Kasei Corp.	2,481,178	16,851
	West Japan Railway Co.	894,798	16,460
	Capcom Co. Ltd.	711,540	16,246
	Eisai Co. Ltd.	546,174	16,179
	Kajima Corp.	898,287	15,973
	Idemitsu Kosan Co. Ltd.	2,372,415	15,834
	SBI Holdings Inc.	543,253	15,660
	Trend Micro Inc.	262,690	15,562
	IHI Corp.	257,024	15,377
	Isuzu Motors Ltd.	1,137,444	15,292
	Ebara Corp.	918,885	15,136
	Yaskawa Electric Corp.	517,959	15,038
	TOPPAN Holdings Inc.	533,207	14,966
	Yamaha Motor Co. Ltd.	1,776,152	14,859
	Shimadzu Corp.	503,414	14,604
	LY Corp.	4,978,722	14,542
	Makita Corp.	485,685	14,363
	Osaka Gas Co. Ltd.	730,091	14,354
	Daifuku Co. Ltd.	694,696	14,258
	Taisei Corp.	334,566	14,036
	Chubu Electric Power Co. Inc.	1,321,415	13,766
	JFE Holdings Inc.	1,184,751	13,701

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Sanrio Co. Ltd.	357,500	13,340
	Kawasaki Heavy Industries Ltd.	293,847	13,272
	Shiseido Co. Ltd.	780,984	13,115
	Sekisui Chemical Co. Ltd.	789,181	13,079
	Mitsubishi Chemical Group Corp.	2,560,378	13,078
	Dai Nippon Printing Co. Ltd.	858,638	12,690
	Ricoh Co. Ltd.	1,105,095	12,674
	Ryohin Keikaku Co. Ltd.	472,946	12,532
	Concordia Financial Group Ltd.	2,154,284	12,509
	Nippon Paint Holdings Co. Ltd.	1,965,021	12,382
	Daito Trust Construction Co. Ltd.	115,475	12,373
	Toyo Suisan Kaisha Ltd.	190,741	12,325
	Isetan Mitsukoshi Holdings Ltd.	707,949	12,234
	Nippon Building Fund Inc.	15,344	12,212
	Sanwa Holdings Corp.	387,272	12,121
	Fuji Electric Co. Ltd.	251,866	12,000
	Omron Corp.	363,703	11,998
	Minebea Mitsumi Inc.	741,656	11,903
[1]	Nissan Motor Co. Ltd.	4,291,799	11,744
	Dentsu Group Inc.	504,620	11,691
	BayCurrent Inc.	270,000	11,513
	Niterra Co. Ltd.	346,102	11,415
	Chiba Bank Ltd.	1,337,446	11,391
	Hikari Tsushin Inc.	49,711	11,355
	SCREEN Holdings Co. Ltd.	162,342	11,312
	Mitsubishi HC Capital Inc. (XTKS)	1,697,433	11,288
	Tokyu Corp.	973,210	11,107
	Hankyu Hanshin Holdings Inc.	434,925	11,066
	Nexon Co. Ltd.	845,872	10,989
	Sumitomo Metal Mining Co. Ltd.	476,046	10,871
	Seiko Epson Corp.	589,658	10,656
	Yakult Honsha Co. Ltd.	582,996	10,648
[1]	Hulic Co. Ltd.	1,199,664	10,573
	Otsuka Corp.	463,382	10,447
	Yokogawa Electric Corp.	472,993	10,383
	MatsukiyoCocokara & Co.	701,025	10,376
	Nippon Sanso Holdings Corp.	362,756	10,273
	AGC Inc.	353,191	10,203
	MEIJI Holdings Co. Ltd.	502,778	10,120
	Aisin Corp.	894,165	10,114
[1]	Kawasaki Kisen Kaisha Ltd.	793,200	10,038
	Nissin Foods Holdings Co. Ltd.	445,466	9,961
	Zensho Holdings Co. Ltd.	178,528	9,849
	TIS Inc.	445,180	9,844
	Toho Co. Ltd.	216,807	9,771
	Sumitomo Forestry Co. Ltd.	281,270	9,615
	ZOZO Inc.	291,156	9,551
	Japan Real Estate Investment Corp.	13,415	9,451
	Shimizu Corp.	1,054,734	9,145
	Seibu Holdings Inc.	414,008	8,929
	Ono Pharmaceutical Co. Ltd.	854,982	8,895
	Hoshizaki Corp.	240,152	8,888
	Sojitz Corp.	429,405	8,826
	Fukuoka Financial Group Inc.	325,012	8,821
	Kuraray Co. Ltd.	597,879	8,753
	MISUMI Group Inc.	541,244	8,663
	Resonac Holdings Corp.	355,836	8,626
	Nomura Real Estate Master Fund Inc.	8,900	8,572
	Kyoto Financial Group Inc.	567,568	8,535
	Japan Metropolitan Fund Investment	14,016	8,532
	Mebuki Financial Group Inc.	1,888,773	8,351
	Brother Industries Ltd.	470,328	8,287
	KDX Realty Investment Corp.	8,106	8,094
	MonotaRO Co. Ltd.	468,856	8,078
	Shizuoka Financial Group Inc.	894,328	7,980
	Mazda Motor Corp.	1,152,492	7,880
	Keisei Electric Railway Co. Ltd.	825,393	7,872
	SG Holdings Co. Ltd.	834,625	7,866
	Kintetsu Group Holdings Co. Ltd.	362,281	7,813
	Suntory Beverage & Food Ltd.	251,415	7,810

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Tokyu Fudosan Holdings Corp.	1,208,770	7,761
	M3 Inc.	853,611	7,747
*	Tokyo Electric Power Co. Holdings Inc.	2,943,586	7,714
	Kurita Water Industries Ltd.	219,602	7,649
	Nissan Chemical Corp.	252,553	7,599
	GLP J-Reit	9,264	7,586
	Azbil Corp.	1,002,040	7,548
	Nippon Prologis REIT Inc.	4,931	7,520
	Mitsui Chemicals Inc.	342,454	7,510
	Tosoh Corp.	558,742	7,434
	Japan Post Insurance Co. Ltd.	379,839	7,402
	Kyowa Kirin Co. Ltd.	495,882	7,389
	USS Co. Ltd.	820,542	7,357
	Kyushu Electric Power Co. Inc.	845,768	7,329
	Nippon Express Holdings Inc.	443,943	7,195
	Oji Holdings Corp.	1,760,573	7,111
	TOTO Ltd.	289,992	7,088
	Daiwa House REIT Investment Corp.	4,502	7,084
	Kobe Steel Ltd.	664,567	7,076
	Kyushu Railway Co.	288,688	7,020
	Skylark Holdings Co. Ltd.	443,464	7,016
	Hirose Electric Co. Ltd.	58,360	6,976
	Tohoku Electric Power Co. Inc.	944,280	6,901
	Invincible Investment Corp.	15,419	6,724
	Tobu Railway Co. Ltd.	387,186	6,663
	Haseko Corp.	505,302	6,633
	Asahi Intecc Co. Ltd.	395,567	6,632
	Sumitomo Chemical Co. Ltd.	3,049,430	6,596
	Nikon Corp.	613,499	6,573
	Rohto Pharmaceutical Co. Ltd.	387,750	6,573
[1]	McDonald's Holdings Co. Japan Ltd.	174,200	6,569
	Santen Pharmaceutical Co. Ltd.	652,700	6,568
	Yamato Holdings Co. Ltd.	548,376	6,568
	Amada Co. Ltd.	634,985	6,557
	NH Foods Ltd.	198,678	6,485
	Credit Saison Co. Ltd.	275,090	6,484
	J Front Retailing Co. Ltd.	461,956	6,473
	SCSK Corp.	291,609	6,457
	Sega Sammy Holdings Inc.	333,068	6,447
	Kobe Bussan Co. Ltd.	282,488	6,419
	Mitsubishi Gas Chemical Co. Inc.	366,579	6,406
	Ibiden Co. Ltd.	217,060	6,365
	Square Enix Holdings Co. Ltd.	156,864	6,358
	Hamamatsu Photonics KK	513,324	6,335
	NGK Insulators Ltd.	492,241	6,317
	CyberAgent Inc.	841,668	6,266
	Rohm Co. Ltd.	651,872	6,208
	Tokyo Tatemono Co. Ltd.	392,821	6,058
	Medipal Holdings Corp.	401,457	6,036
	Marui Group Co. Ltd.	360,263	6,003
	Oracle Corp. Japan	65,651	5,993
	THK Co. Ltd.	240,821	5,940
	Yokohama Rubber Co. Ltd.	263,563	5,934
	ANA Holdings Inc.	316,134	5,930
	Odakyu Electric Railway Co. Ltd.	621,000	5,890
	Lixil Corp.	523,176	5,889
	Orix JREIT Inc.	5,299	5,880
	Keio Corp.	231,299	5,851
	Sapporo Holdings Ltd.	126,119	5,850
	Nomura Real Estate Holdings Inc.	219,819	5,842
	NOF Corp.	437,550	5,821
	Nisshin Seifun Group Inc.	517,104	5,815
	United Urban Investment Corp.	5,930	5,743
	Taiheiyo Cement Corp.	227,546	5,731
	Iyogin Holdings Inc.	537,694	5,703
	Hachijuni Bank Ltd.	858,977	5,622
	Socionext Inc.	361,900	5,608
	Yamaha Corp.	788,856	5,579
	Persol Holdings Co. Ltd.	3,589,710	5,469
	Cosmo Energy Holdings Co. Ltd.	122,426	5,286

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Sohgo Security Services Co. Ltd.	786,520	5,284
*	Rakuten Bank Ltd.	171,800	5,274
	Nichirei Corp.	206,020	5,234
	Electric Power Development Co. Ltd.	330,406	5,212
	Koito Manufacturing Co. Ltd.	393,852	5,179
	Lion Corp.	477,970	5,117
	Tsuruha Holdings Inc.	83,251	5,095
	Hitachi Construction Machinery Co. Ltd.	212,739	5,094
	Kinden Corp.	247,540	5,064
	SUMCO Corp.	678,553	5,010
	Shimamura Co. Ltd.	87,834	4,998
	Open House Group Co. Ltd.	152,483	4,988
*,1	Shinko Electric Industries Co. Ltd.	131,800	4,970
	Gunma Bank Ltd.	689,600	4,952
[1]	Advance Residence Investment Corp.	5,364	4,937
	Food & Life Cos. Ltd.	220,500	4,933
	Tokyo Century Corp.	507,244	4,909
	Horiba Ltd.	78,295	4,907
	Japan Airlines Co. Ltd.	298,765	4,902
	Tokyo Ohka Kogyo Co. Ltd.	219,034	4,880
	Fuji Soft Inc.	76,400	4,858
	Suzuken Co. Ltd.	155,509	4,854
	Toyo Seikan Group Holdings Ltd.	312,238	4,741
	Japan Hotel REIT Investment Corp.	10,228	4,736
	COMSYS Holdings Corp.	227,089	4,719
	Sumitomo Heavy Industries Ltd.	226,401	4,666
	Takasago Thermal Engineering Co. Ltd.	119,400	4,650
[1]	Takashimaya Co. Ltd.	545,552	4,632
	Rinnai Corp.	208,948	4,606
	Yamazaki Baking Co. Ltd.	254,170	4,570
	Miura Co. Ltd.	189,050	4,556
	Air Water Inc.	364,714	4,547
	Japan Airport Terminal Co. Ltd.	139,883	4,543
	Sankyo Co. Ltd.	334,100	4,480
	Stanley Electric Co. Ltd.	267,540	4,463
	Japan Steel Works Ltd.	125,800	4,449
	Hirogin Holdings Inc.	558,684	4,442
	Nagoya Railroad Co. Ltd.	396,858	4,428
	Iwatani Corp.	403,800	4,422
	BIPROGY Inc.	142,393	4,400
[1]	Aozora Bank Ltd.	283,374	4,374
	Mitsubishi Logistics Corp.	612,070	4,373
	Keikyu Corp.	498,346	4,369
	Kobayashi Pharmaceutical Co. Ltd.	116,749	4,352
	Coca-Cola Bottlers Japan Holdings Inc.	279,304	4,346
	Sekisui House REIT Inc.	8,495	4,343
	Toho Gas Co. Ltd.	171,968	4,316
	Keihan Holdings Co. Ltd.	200,235	4,312
	GMO Payment Gateway Inc.	81,735	4,309
	EXEO Group Inc.	394,338	4,306
	Daicel Corp.	486,423	4,304
	Alfresa Holdings Corp.	314,313	4,303
	Sumitomo Rubber Industries Ltd.	368,443	4,295
	Nihon Kohden Corp.	299,340	4,273
	Iida Group Holdings Co. Ltd.	281,711	4,267
	Yamaguchi Financial Group Inc.	378,957	4,223
	Kansai Paint Co. Ltd.	309,302	4,192
	TechnoPro Holdings Inc.	209,588	4,184
	Nabtesco Corp.	232,043	4,149
	Japan Prime Realty Investment Corp.	1,876	4,131
	DMG Mori Co. Ltd.	255,865	4,127
	Internet Initiative Japan Inc.	218,500	4,081
	Mitsui Fudosan Logistics Park Inc.	6,195	4,075
	Kewpie Corp.	209,353	4,068
	Alps Alpine Co. Ltd.	406,107	4,061
	Dexerials Corp.	310,800	4,050
	Maruwa Co. Ltd.	16,400	4,015
	Mitsubishi Materials Corp.	255,800	4,015
	Kamigumi Co. Ltd.	181,603	3,957
	NHK Spring Co. Ltd.	310,386	3,956

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Tsumura & Co.	133,290	3,924
	Ulvac Inc.	98,346	3,868
	Seino Holdings Co. Ltd.	253,026	3,820
	Kyushu Financial Group Inc.	753,576	3,812
	Nifco Inc.	159,279	3,807
	Mitsubishi Motors Corp.	1,279,964	3,797
	Goldwin Inc.	71,901	3,793
	NSK Ltd.	862,958	3,746
	Koei Tecmo Holdings Co. Ltd.	300,000	3,744
	Kadokawa Corp.	176,700	3,739
	Nankai Electric Railway Co. Ltd.	222,038	3,677
	Konica Minolta Inc.	905,962	3,667
	Zenkoku Hosho Co. Ltd.	102,868	3,650
	JGC Holdings Corp.	434,354	3,647
	Sundrug Co. Ltd.	134,570	3,642
	JTEKT Corp.	462,964	3,639
	Sankyu Inc.	101,625	3,630
[1]	Kokusai Electric Corp.	235,100	3,630
	Tokyo Seimitsu Co. Ltd.	76,200	3,608
	Hisamitsu Pharmaceutical Co. Inc.	125,796	3,607
	DIC Corp.	166,030	3,597
	Kakaku.com Inc.	229,111	3,588
	Industrial & Infrastructure Fund Investment Corp.	4,774	3,565
	Nippon Accommodations Fund Inc.	948	3,565
	Chugin Financial Group Inc.	323,472	3,551
	Hakuhodo DY Holdings Inc.	477,898	3,548
	LaSalle Logiport REIT	3,834	3,543
	Taiyo Yuden Co. Ltd.	251,250	3,513
	Kagome Co. Ltd.	186,525	3,495
	Park24 Co. Ltd.	261,689	3,455
	Nagase & Co. Ltd.	183,241	3,442
	Chugoku Electric Power Co. Inc.	616,729	3,435
	Yamato Kogyo Co. Ltd.	68,315	3,381
	Kandenko Co. Ltd.	211,163	3,380
	Amano Corp.	129,150	3,378
	Kyudenko Corp.	98,861	3,356
	Cosmos Pharmaceutical Corp.	71,526	3,348
	Yamada Holdings Co. Ltd.	1,139,717	3,346
	Casio Computer Co. Ltd.	402,008	3,342
	Kokuyo Co. Ltd.	192,113	3,339
	Toyo Tire Corp.	202,158	3,323
	ABC-Mart Inc.	158,563	3,310
	Mitsui Mining & Smelting Co. Ltd.	112,245	3,309
	NS Solutions Corp.	129,952	3,306
	Zeon Corp.	352,153	3,274
	Nippon Electric Glass Co. Ltd.	152,079	3,267
	Macnica Holdings Inc.	277,900	3,262
	Teijin Ltd.	377,958	3,224
	Jeol Ltd.	85,700	3,159
	Sugi Holdings Co. Ltd.	180,384	3,137
[1]	Bic Camera Inc.	291,289	3,135
	Sumitomo Bakelite Co. Ltd.	130,058	3,132
	Ezaki Glico Co. Ltd.	102,918	3,103
[1]	Japan Logistics Fund Inc.	5,331	3,087
	Sawai Group Holdings Co. Ltd.	239,006	3,087
	Canon Marketing Japan Inc.	93,218	3,061
	NOK Corp.	201,439	3,048
	Kose Corp.	68,893	3,046
	Yaoko Co. Ltd.	51,701	3,024
	Takara Holdings Inc.	343,680	3,023
	Activia Properties Inc.	1,389	3,022
	SHO-BOND Holdings Co. Ltd.	91,657	2,970
	Toda Corp.	487,059	2,948
	House Foods Group Inc.	161,382	2,938
[1]	AEON REIT Investment Corp.	3,638	2,938
	UBE Corp.	198,476	2,919
*	Mercari Inc.	240,379	2,903
	Welcia Holdings Co. Ltd.	201,348	2,898
	INFRONEER Holdings Inc.	381,445	2,876
	OBIC Business Consultants Co. Ltd.	57,291	2,872

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Fuyo General Lease Co. Ltd.	38,534	2,872
	GS Yuasa Corp.	178,225	2,865
	Daido Steel Co. Ltd.	359,275	2,861
	Kotobuki Spirits Co. Ltd.	192,385	2,811
	Dowa Holdings Co. Ltd.	93,914	2,797
	Harmonic Drive Systems Inc.	97,141	2,791
	Nippon Shokubai Co. Ltd.	228,900	2,777
*,1	SHIFT Inc.	336,000	2,771
	Frontier Real Estate Investment Corp.	5,275	2,753
	Mabuchi Motor Co. Ltd.	198,590	2,727
	Calbee Inc.	142,795	2,723
	Morinaga Milk Industry Co. Ltd.	144,974	2,712
	Resorttrust Inc.	129,099	2,706
	Organo Corp.	54,000	2,673
	Maruichi Steel Tube Ltd.	122,841	2,671
	Relo Group Inc.	217,506	2,666
	K's Holdings Corp.	289,133	2,657
	Sotetsu Holdings Inc.	158,999	2,634
	Seven Bank Ltd.	1,322,881	2,624
[1]	Mori Hills REIT Investment Corp.	3,238	2,619
	Morinaga & Co. Ltd.	151,392	2,610
*	Sharp Corp.	429,390	2,579
	Nippon Kayaku Co. Ltd.	313,076	2,562
	Nippon Shinyaku Co. Ltd.	105,813	2,560
*	Money Forward Inc.	92,520	2,560
	SBI Sumishin Net Bank Ltd.	83,500	2,545
	Denka Co. Ltd.	178,241	2,539
	Rengo Co. Ltd.	448,897	2,537
*	PeptiDream Inc.	183,234	2,515
	Workman Co. Ltd.	89,821	2,514
	Ito En Ltd.	111,223	2,454
	Shikoku Electric Power Co. Inc.	315,387	2,417
	Rakus Co. Ltd.	193,238	2,400
	Aeon Mall Co. Ltd.	189,472	2,391
	Toyoda Gosei Co. Ltd.	133,220	2,381
	Kaneka Corp.	96,936	2,353
	Daiwa Securities Living Investments Corp.	4,025	2,319
	Penta-Ocean Construction Co. Ltd.	538,897	2,273
	Ushio Inc.	167,724	2,249
	Tokai Carbon Co. Ltd.	402,743	2,243
	Kusuri no Aoki Holdings Co. Ltd.	105,270	2,243
	Nipro Corp.	239,766	2,240
	OKUMA Corp.	99,226	2,238
	Aica Kogyo Co. Ltd.	106,062	2,213
	Nihon M&A Center Holdings Inc.	564,992	2,205
	Ship Healthcare Holdings Inc.	158,202	2,159
	Rorze Corp.	197,800	2,156
	Toridoll Holdings Corp.	86,900	2,108
	Toei Animation Co. Ltd.	102,625	2,100
	Fuji Oil Holdings Inc.	92,674	2,013
	Daiwa Office Investment Corp.	1,050	1,992
	Fujitsu General Ltd.	111,947	1,986
	GMO internet group Inc.	111,382	1,977
	As One Corp.	119,912	1,960
	Acom Co. Ltd.	784,717	1,935
	Toyota Boshoku Corp.	143,965	1,911
	AEON Financial Service Co. Ltd.	234,074	1,891
	Nishi-Nippon Railroad Co. Ltd.	127,257	1,840
	TBS Holdings Inc.	67,117	1,826
	Dentsu Soken Inc.	45,800	1,811
	PALTAC Corp.	64,460	1,801
	TS Tech Co. Ltd.	157,436	1,784
*	Hino Motors Ltd.	543,802	1,778
	FP Corp.	90,303	1,760
	Heiwa Corp.	108,459	1,630
	Izumi Co. Ltd.	80,328	1,616
	OSG Corp.	144,140	1,595
	JMDC Inc.	61,900	1,571
	Justsystems Corp.	69,137	1,495
	Nippon Television Holdings Inc.	74,400	1,373

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Takeda Pharmaceutical Co. Ltd. ADR	101,870	1,364
[1]	Mitsui High-Tec Inc.	231,000	1,342
	Pola Orbis Holdings Inc.	146,370	1,332
	Itoham Yonekyu Holdings Inc.	52,983	1,318
[1]	Fuji Media Holdings Inc.	87,309	1,231
	Mani Inc.	127,438	1,186
	Matsui Securities Co. Ltd.	208,921	1,099
	Noevir Holdings Co. Ltd.	32,088	956
	ASKUL Corp.	77,822	853
	Amvis Holdings Inc.	75,795	320
			9,116,306
Kuwait (0.2%)
	Kuwait Finance House KSCP	22,491,254	57,250
	National Bank of Kuwait SAKP	15,841,250	49,460
	Boubyan Bank KSCP	3,377,474	6,871
	Mobile Telecommunications Co. KSCP	4,462,287	6,539
	Gulf Bank KSCP	4,223,117	4,211
	Mabanee Co. KPSC	1,389,672	3,584
	Agility Public Warehousing Co. KSC	3,094,547	2,514
	Burgan Bank SAK	1,948,847	1,305
			131,734
Malaysia (0.5%)
	Malayan Banking Bhd.	15,292,500	35,453
	CIMB Group Holdings Bhd.	16,794,373	30,148
	Public Bank Bhd.	29,903,895	28,884
	Tenaga Nasional Bhd.	9,231,900	28,140
	Ihh Healthcare Bhd.	6,145,600	9,866
	Gamuda Bhd.	10,167,600	9,188
	Press Metal Aluminium Holdings Bhd.	7,484,000	8,195
	SD Guthrie Bhd.	7,362,005	7,989
	Petronas Gas Bhd.	1,939,550	7,471
	AMMB Holdings Bhd.	5,896,000	7,452
	MISC Bhd.	4,321,335	7,009
	CelcomDigi Bhd.	8,027,966	6,743
	RHB Bank Bhd.	4,153,400	5,988
	Petronas Chemicals Group Bhd.	5,723,768	5,966
	Hong Leong Bank Bhd.	1,260,300	5,700
	Malaysia Airports Holdings Bhd.	2,240,900	5,498
	Kuala Lumpur Kepong Bhd.	1,138,600	5,077
	IOI Corp. Bhd.	6,047,065	5,038
	Maxis Bhd.	5,929,500	4,622
	Axiata Group Bhd.	9,072,324	4,508
	YTL Corp. Bhd.	9,920,024	4,220
	Sime Darby Bhd.	8,181,605	4,119
	PPB Group Bhd.	1,435,260	3,843
	IJM Corp. Bhd.	6,972,640	3,721
	YTL Power International Bhd.	5,126,800	3,586
	Genting Bhd.	4,328,800	3,519
	Telekom Malaysia Bhd.	2,366,057	3,494
[2]	MR DIY Group M Bhd.	9,287,900	3,491
	QL Resources Bhd.	3,380,200	3,460
	Dialog Group Bhd.	7,577,500	3,222
	Petronas Dagangan Bhd.	695,100	3,057
	Genting Malaysia Bhd.	5,908,500	2,950
*	Top Glove Corp. Bhd.	10,216,100	2,740
	Hartalega Holdings Bhd.	3,629,000	2,688
	Alliance Bank Malaysia Bhd.	2,232,600	2,602
	Nestle Malaysia Bhd.	128,600	2,592
	Hong Leong Financial Group Bhd.	478,235	1,939
	Fraser & Neave Holdings Bhd.	322,700	1,840
	FGV Holdings Bhd.	791,000	195
			286,213
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV Class O	5,811,618	40,161
	America Movil SAB de CV Series B	44,788,693	31,276
	Grupo Mexico SAB de CV Series B	6,365,533	31,207
	Fomento Economico Mexicano SAB de CV	3,495,527	29,714
	Wal-Mart de Mexico SAB de CV	10,377,797	26,904
	Grupo Aeroportuario del Pacifico SAB de CV Class B	789,972	14,601

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Grupo Bimbo SAB de CV Series A	4,359,840	11,448
	Grupo Aeroportuario del Sureste SAB de CV Class B	372,470	10,121
	Cemex SAB de CV	16,991,277	10,086
*	Grupo Financiero Inbursa SAB de CV Class O	4,689,049	9,970
	Arca Continental SAB de CV	1,088,683	9,950
	Coca-Cola Femsa SAB de CV	1,060,744	8,333
	Cemex SAB de CV ADR	1,348,032	7,994
	Grupo Bimbo SAB de CV Series A1	1,094,345	6,274
	Gruma SAB de CV Class B	355,168	6,155
	Prologis Property Mexico SA de CV	1,913,254	5,964
	Fibra Uno Administracion SA de CV	5,741,189	5,951
*	Industrias Penoles SAB de CV	379,366	5,367
	Grupo Aeroportuario del Centro Norte SAB de CV	547,612	5,170
	Corp. Inmobiliaria Vesta SAB de CV	1,754,647	4,587
	Alfa SAB de CV Class A	5,431,757	4,448
	Promotora y Operadora de Infraestructura SAB de CV	439,952	4,157
[2]	Banco del Bajio SA	1,613,143	3,684
	Qualitas Controladora SAB de CV	402,449	3,347
	Regional SAB de CV	487,648	3,186
	GCC SAB de CV	337,200	3,133
	Grupo Comercial Chedraui SA de CV	516,548	2,977
	Gentera SAB de CV	2,056,200	2,698
	Kimberly-Clark de Mexico SAB de CV Class A	1,722,526	2,575
	Alsea SAB de CV	1,057,400	2,253
	El Puerto de Liverpool SAB de CV Class C1	404,508	2,026
	Grupo Televisa SAB Series CPO	4,322,761	1,648
	Orbia Advance Corp. SAB de CV	1,972,879	1,258
	Megacable Holdings SAB de CV	625,313	1,233
	Operadora De Sites Mexicanos SAB de CV Class A-1	2,072,446	986
	Becle SAB de CV	1,100,383	975
	Alpek SAB de CV	745,131	529
	Concentradora Fibra Danhos SA de CV	511,014	523
			322,869
Netherlands (2.7%)
	ASML Holding NV	793,585	587,065
	ING Groep NV	6,351,275	105,564
	Prosus NV	2,713,883	103,664
*,2	Adyen NV	60,277	97,294
	Wolters Kluwer NV	476,170	86,502
	Koninklijke Ahold Delhaize NV	1,892,368	67,083
	ASM International NV	93,717	54,373
*	Koninklijke Philips NV	1,603,927	44,208
	Universal Music Group NV	1,517,385	42,323
	Heineken NV	555,191	38,573
	DSM-Firmenich AG	348,632	35,592
	Koninklijke KPN NV	7,622,412	27,582
	NN Group NV	552,773	25,370
	ArcelorMittal SA	977,626	24,367
	BE Semiconductor Industries NV	156,744	19,990
	Akzo Nobel NV	343,461	19,508
	EXOR NV	201,835	19,124
	IMCD NV	114,805	17,979
[2]	ABN AMRO Bank NV	999,321	16,762
	Heineken Holding NV	262,486	15,827
	ASR Nederland NV	296,598	14,615
[1]	Aegon Ltd.	2,026,522	13,230
*,2	CVC Capital Partners plc	427,582	10,124
[1]	Randstad NV	211,467	9,129
*	InPost SA	479,262	7,840
	Aalberts NV	194,611	6,869
	Koninklijke Vopak NV	125,591	5,765
	JDE Peet's NV	312,461	5,457
[2]	CTP NV	230,238	3,828
	OCI NV	224,722	2,588
*	Havas NV	1,362,350	2,147
			1,530,342
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,160,365	24,550
	Auckland International Airport Ltd.	3,343,210	16,305

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Infratil Ltd.	1,941,257	12,269
	Meridian Energy Ltd.	2,517,830	8,371
	Contact Energy Ltd.	1,594,072	8,362
	EBOS Group Ltd.	316,550	7,139
	Mainfreight Ltd.	162,750	6,608
	Spark New Zealand Ltd.	3,651,451	5,990
*	a2 Milk Co. Ltd.	1,440,642	5,217
	Mercury NZ Ltd.	1,414,314	5,028
*	Fletcher Building Ltd.	2,161,746	3,479
*	Ryman Healthcare Ltd.	1,230,347	3,021
	Air New Zealand Ltd.	3,142,896	1,116
			107,455
Norway (0.4%)
	DNB Bank ASA	1,987,579	42,218
	Equinor ASA	1,649,825	39,734
	Mowi ASA	889,724	17,843
	Kongsberg Gruppen ASA	149,180	17,708
	Norsk Hydro ASA	2,596,956	15,317
	Telenor ASA	1,248,190	15,259
	Orkla ASA	1,535,062	14,255
	Aker BP ASA	614,480	12,826
	Yara International ASA	326,452	9,772
	Gjensidige Forsikring ASA	342,310	7,019
	Salmar ASA	128,272	6,782
	Schibsted ASA Class B	208,231	5,952
	Var Energi ASA	1,789,759	5,500
	Schibsted ASA Class A	136,953	4,066
	Aker ASA Class A	49,422	2,652
*,2	AutoStore Holdings Ltd.	2,191,657	1,965
			218,868
Philippines (0.2%)
	International Container Terminal Services Inc.	2,203,525	13,157
	Bdo Unibank Inc.	4,737,951	11,154
	SM Prime Holdings Inc.	21,359,523	8,447
	Bank of the Philippine Islands	4,218,969	8,404
	Ayala Corp.	645,697	6,011
	Ayala Land Inc.	14,915,301	5,675
	Metropolitan Bank & Trust Co.	3,605,276	4,274
	PLDT Inc.	184,911	4,232
	Manila Electric Co.	531,968	4,078
	Jollibee Foods Corp.	897,578	3,411
	Globe Telecom Inc.	65,153	2,464
	Universal Robina Corp.	1,783,699	1,855
	GT Capital Holdings Inc.	204,498	1,731
	JG Summit Holdings Inc.	6,162,720	1,703
[2]	Monde Nissin Corp.	14,863,300	1,689
	Semirara Mining & Power Corp.	2,425,100	1,437
	Converge Information & Communications Technology Solutions Inc.	5,013,500	1,370
	DMCI Holdings Inc.	7,024,378	1,311
	ACEN Corp.	19,651,781	1,042
	LT Group Inc.	5,680,316	1,037
	Puregold Price Club Inc.	2,032,692	860
	Megaworld Corp.	17,537,985	531
*	Bloomberry Resorts Corp.	8,628,141	506
	Alliance Global Group Inc.	1,343,477	138
	San Miguel Corp.	36,929	41
	Aboitiz Power Corp.	53,276	36
			86,594
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,718,190	28,190
	ORLEN SA	1,162,256	15,325
	Bank Polska Kasa Opieki SA	355,932	13,962
	Powszechny Zaklad Ubezpieczen SA	1,129,205	13,846
*,2	Dino Polska SA	96,792	10,708
	LPP SA	2,571	10,373
	Santander Bank Polska SA	78,166	9,703
	KGHM Polska Miedz SA	278,054	8,526
*,2	Allegro.eu SA	1,123,704	8,247

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*	mBank SA	26,316	4,063
			122,943
Portugal (0.1%)
	EDP SA	6,061,648	19,059
	Galp Energia SGPS SA	867,063	14,511
	Jeronimo Martins SGPS SA	553,842	10,917
	EDP Renovaveis SA	606,421	5,674
			50,161
Qatar (0.3%)
	Qatar National Bank QPSC	8,961,692	41,093
	Qatar Islamic Bank QPSC	3,366,067	19,041
	Industries Qatar QSC	3,199,669	12,065
	Commercial Bank PSQC	6,803,235	8,590
	Al Rayan Bank	12,417,529	8,141
	Ooredoo QPSC	2,207,382	7,833
	Qatar International Islamic Bank QSC	2,407,072	7,035
	Qatar Gas Transport Co. Ltd.	5,512,953	6,521
	Qatar Navigation QSC	2,098,100	6,309
	Mesaieed Petrochemical Holding Co.	12,632,171	5,308
	Qatar Fuel QSC	1,202,520	5,059
	Qatar Electricity & Water Co. QSC	937,072	4,073
	Dukhan Bank	3,598,259	3,645
	Barwa Real Estate Co.	4,427,493	3,481
	Qatar Aluminum Manufacturing Co.	4,909,522	1,843
	Vodafone Qatar QSC	3,199,569	1,811
*	Ezdan Holding Group QSC	3,127,081	847
			142,695
Romania (0.0%)
	Banca Transilvania SA	1,640,761	9,369
	OMV Petrom SA	36,184,276	5,493
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	159,009	4,066
	Societatea Energetica Electrica SA	318,527	928
	Societatea Nationala Nuclearelectrica SA	105,922	902
*	MED Life SA	638,132	783
	One United Properties SA	4,325,580	382
			21,923
Russia (0.0%)
*,3	Inter Rao Ues PJSC	68,280,500	—
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	Sberbank of Russia PJSC ADR (XLON)	1,098,895	—
*,3	Sberbank of Russia PJSC	15,141,656	—
*,3	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
*,3	GMK Norilskiy Nickel PAO	2,264,300	—
*,3	Surgutneftegas PJSC ADR	2,397	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	4,260	—
*,3	Alrosa PJSC	4,689,820	—
*,3	PhosAgro PJSC (MISX)	16,169	—
*,3	United Co. RUSAL International PJSC	4,778,250	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
*,3	Unipro PJSC	22,147,100	—
*,3	Polyus PJSC	53,186	—
*,3	Raspadskaya OJSC	120,950	—
*,3	RusHydro PJSC	217,254,634	—
*,3	Aeroflot PJSC	1,875,381	—
*,3	Rostelecom PJSC	1,223,758	—
*,3	Tatneft PJSC	470,953	—
*,3	Novolipetsk Steel PJSC	2,190,647	—
*,3	Mobile TeleSystems PJSC	1,107,812	—
*,3	Magnit PJSC	66,366	—
*,3	Novatek PJSC	2,025,468	—
*,3	Gazprom PJSC	6,439,237	—
*,3	Mosenergo PJSC	17,082,000	—
*,3	Federal Grid Co. - Rosseti PJSC	854,069,401	—
*,3	Lukoil PJSC	221,305	—
*,3	M Video PJSC	79,232	—
*,3	Rosneft Oil Co. PJSC	466,895	—

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*,3	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
*,3	VTB Bank PJSC	1,105,843	—
*,3	Sistema AFK PAO	1,475,900	—
*,3	Severstal PAO PJSC	69,236	—
*,3	Surgutneftegas PAO	3,872,600	—
*,3	Credit Bank of Moscow PJSC	22,920,900	—
*,3	Sovcomflot PJSC	702,230	—
*,2,3	Segezha Group PJSC	4,388,900	—
*,3	PhosAgro PJSC	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (1.3%)
	Al Rajhi Bank	3,953,181	104,262
[2]	Saudi Arabian Oil Co.	11,634,777	86,095
	Saudi National Bank	5,869,879	53,467
	ACWA Power Co.	434,528	47,381
	Saudi Telecom Co.	3,818,517	44,250
	Saudi Basic Industries Corp.	1,813,938	32,397
*	Saudi Arabian Mining Co.	2,442,710	31,688
	Riyad Bank	2,951,408	23,042
	Alinma Bank	2,461,725	19,584
	Saudi Awwal Bank	1,904,985	18,247
	Elm Co.	51,663	16,045
	Dr Sulaiman Al Habib Medical Services Group Co.	205,313	15,994
	SABIC Agri-Nutrients Co.	468,629	14,367
	Bank AlBilad	1,229,428	13,069
	Almarai Co. JSC	830,925	13,042
	Etihad Etisalat Co.	762,669	11,765
	Banque Saudi Fransi	2,402,928	10,281
	Arab National Bank	1,774,959	10,118
	Bupa Arabia for Cooperative Insurance Co.	149,864	7,431
	Saudi Electricity Co.	1,577,244	7,154
	Co. for Cooperative Insurance	148,409	6,007
*	Saudi Research & Media Group	79,225	5,607
	Riyadh Cables Group Co.	148,351	5,603
	Yanbu National Petrochemical Co.	556,946	5,568
	Saudi Tadawul Group Holding Co.	96,925	5,434
*	Bank Al-Jazira	1,031,411	5,178
	Saudi Investment Bank	1,227,314	4,939
*	Dar Al Arkan Real Estate Development Co.	1,088,934	4,789
	Mouwasat Medical Services Co.	191,430	4,698
*	Al Rajhi Co. for Co-operative Insurance	98,549	4,564
	Sahara International Petrochemical Co.	714,968	4,442
	Arabian Internet & Communications Services Co.	51,240	4,356
	Ades Holding Co.	891,339	4,264
	Jarir Marketing Co.	1,175,040	4,014
	Astra Industrial Group Co.	76,655	3,840
	Aldrees Petroleum & Transport Services Co.	100,808	3,817
	SAL Saudi Logistics Services	48,109	3,510
	Dallah Healthcare Co.	82,016	3,481
	Saudi Industrial Investment Group	740,973	3,463
	Saudi Aramco Base Oil Co.	104,802	3,114
	Nahdi Medical Co.	95,790	3,012
	Savola Group	284,093	2,952
	Saudi Airlines Catering Co.	80,644	2,849
*	Saudi Kayan Petrochemical Co.	1,515,166	2,754
	Saudia Dairy & Foodstuff Co.	30,843	2,716
	Saudi Ground Services Co.	184,371	2,644
[2]	Arabian Centres Co. Ltd.	466,018	2,636
	Mobile Telecommunications Co. Saudi Arabia	904,712	2,556
	Abdullah Al Othaim Markets Co.	892,102	2,545
	Leejam Sports Co. JSC	52,192	2,534
	Jamjoom Pharmaceuticals Factory Co.	55,304	2,409
*	Advanced Petrochemical Co.	263,204	2,204
	Power & Water Utility Co. for Jubail & Yanbu	155,867	2,135
	United Electronics Co.	79,489	2,085
	Yamama Cement Co.	207,309	2,077
*	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	106,311	1,932
*	Rabigh Refining & Petrochemical Co.	872,167	1,901

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*	Seera Group Holding	294,812	1,892
*	National Industrialization Co. Class C	682,882	1,860
	Saudi Cement Co.	152,856	1,764
*	Emaar Economic City	342,305	1,657
*	Arabian Contracting Services Co.	38,552	1,576
	Arabian Drilling Co.	55,558	1,571
	Qassim Cement Co.	110,580	1,568
	BinDawood Holding Co.	593,100	1,042
			725,238
Singapore (0.9%)
	DBS Group Holdings Ltd.	4,060,127	132,896
	Oversea-Chinese Banking Corp. Ltd.	7,090,602	90,439
	United Overseas Bank Ltd.	2,443,612	67,174
	Singapore Telecommunications Ltd.	15,144,030	37,002
	CapitaLand Integrated Commercial Trust	10,788,356	15,400
	Singapore Exchange Ltd.	1,650,066	14,846
	Keppel Ltd.	2,796,032	13,890
	CapitaLand Ascendas REIT	7,176,941	13,606
	Singapore Airlines Ltd.	2,771,756	12,930
	Singapore Technologies Engineering Ltd.	3,086,493	10,955
	Wilmar International Ltd.	3,980,618	9,100
	Capitaland Investment Ltd.	4,627,228	8,330
	Sembcorp Industries Ltd.	1,834,702	7,505
*	Seatrium Ltd.	4,088,715	6,684
	Genting Singapore Ltd.	11,728,890	6,495
	Thai Beverage PCL	16,448,000	6,466
	Mapletree Industrial Trust	3,974,842	6,128
	Mapletree Logistics Trust	6,749,778	6,032
	Keppel DC REIT	3,334,672	5,379
	Venture Corp. Ltd.	523,682	4,860
	SATS Ltd.	1,827,487	4,548
	ComfortDelGro Corp. Ltd.	4,179,491	4,332
	Mapletree Pan Asia Commercial Trust	4,710,803	4,172
	Frasers Logistics & Commercial Trust	5,909,434	3,833
	Suntec REIT	4,365,566	3,812
	NetLink NBN Trust	5,984,716	3,788
	UOL Group Ltd.	1,011,218	3,771
	City Developments Ltd.	940,291	3,486
	CapitaLand Ascott Trust	5,074,564	3,336
	Keppel REIT	4,807,234	3,016
	Jardine Cycle & Carriage Ltd.	134,388	2,751
	Olam Group Ltd.	2,358,113	2,012
	Hutchison Port Holdings Trust	10,205,763	1,622
	StarHub Ltd.	1,195,097	1,080
	SIA Engineering Co. Ltd.	492,216	861
			522,537
South Africa (0.9%)
	Naspers Ltd. Class N	354,064	74,647
	FirstRand Ltd.	10,087,629	41,042
	Standard Bank Group Ltd.	2,664,563	31,062
	Gold Fields Ltd.	1,777,725	30,374
	Anglogold Ashanti plc	1,007,471	30,336
	Capitec Bank Holdings Ltd.	190,126	30,272
	MTN Group Ltd.	3,480,454	21,349
	Bid Corp. Ltd.	667,592	17,000
	Absa Group Ltd.	1,668,486	16,551
	Shoprite Holdings Ltd.	953,662	14,557
	Sanlam Ltd.	3,311,738	14,438
	Nedbank Group Ltd.	933,800	13,739
	Harmony Gold Mining Co. Ltd.	1,097,963	12,492
	Discovery Ltd.	1,051,322	10,176
	Bidvest Group Ltd.	680,320	9,281
[1]	Clicks Group Ltd.	478,033	9,198
	NEPI Rockcastle NV	1,191,486	8,981
*	Impala Platinum Holdings Ltd.	1,609,598	8,835
	Remgro Ltd.	1,000,771	7,711
	Aspen Pharmacare Holdings Ltd.	781,628	7,452
[1,2]	Pepkor Holdings Ltd.	5,186,573	7,148
	Vodacom Group Ltd.	1,178,082	6,890

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Reinet Investments SCA	275,530	6,804
	Mr Price Group Ltd.	502,101	6,693
	Anglo American Platinum Ltd.	176,693	6,199
	Outsurance Group Ltd.	1,697,276	5,705
	Old Mutual Ltd.	8,600,457	5,692
	Woolworths Holdings Ltd.	1,794,141	5,576
	Sasol Ltd.	1,180,876	5,477
*,1	Sibanye Stillwater Ltd.	5,647,198	5,442
	Tiger Brands Ltd.	329,304	4,872
	Foschini Group Ltd.	636,090	4,834
	Northam Platinum Holdings Ltd.	709,190	4,795
	Growthpoint Properties Ltd.	6,739,777	4,341
	Exxaro Resources Ltd.	406,754	3,808
	Investec Ltd.	512,519	3,271
*	Multichoice Group	514,618	2,978
	Kumba Iron Ore Ltd.	113,307	2,353
	African Rainbow Minerals Ltd.	216,635	1,866
	Santam Ltd.	81,247	1,594
			505,831
South Korea (2.5%)
	Samsung Electronics Co. Ltd. (XKRX)	9,599,650	342,839
	SK Hynix Inc.	1,086,051	146,215
*	NAVER Corp.	273,179	40,454
	Hyundai Motor Co.	275,007	38,707
	Celltrion Inc.	305,541	37,551
	Kia Corp.	499,560	34,858
*,2	Samsung Biologics Co. Ltd.	35,540	26,285
	KB Financial Group Inc.	376,439	23,584
	Shinhan Financial Group Co. Ltd.	639,586	22,279
	Hyundai Mobis Co. Ltd.	121,915	22,000
*	Alteogen Inc.	85,198	21,585
	Hana Financial Group Inc.	508,711	21,056
*	LG Energy Solution Ltd.	80,184	19,304
	KB Financial Group Inc. ADR (XNYS)	295,077	18,433
*	Krafton Inc.	71,189	17,737
	Kakao Corp.	667,488	17,525
	Hanwha Aerospace Co. Ltd.	62,692	17,177
	Samsung Fire & Marine Insurance Co. Ltd.	62,620	16,344
	Samsung SDI Co. Ltd. (XKRX)	105,464	15,980
*	LG Chem Ltd. (XKRX)	94,765	15,370
	Woori Financial Group Inc.	1,371,819	15,093
	KT&G Corp.	194,040	14,715
	Meritz Financial Group Inc.	180,444	14,115
*	Doosan Enerbility Co. Ltd.	855,677	13,965
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	86,842	13,765
	Samsung C&T Corp.	167,577	13,737
	POSCO Holdings Inc.	74,104	13,202
*	HLB Inc.	238,928	13,169
[1]	POSCO Holdings Inc. (XNYS) ADR	295,131	13,139
	LG Electronics Inc. (XKRX)	217,446	12,528
	HD Hyundai Electric Co. Ltd.	44,194	12,348
[1]	Shinhan Financial Group Co. Ltd. ADR	341,037	11,943
*	SK Square Co. Ltd.	184,651	11,799
*	Samsung Heavy Industries Co. Ltd.	1,311,494	11,662
*	SK Innovation Co. Ltd.	119,991	10,457
	Samsung Electro-Mechanics Co. Ltd.	111,100	10,176
	Yuhan Corp.	109,383	9,693
*	Hyundai Heavy Industries Co. Ltd.	43,318	9,213
	Samsung Life Insurance Co. Ltd.	149,653	9,132
	LG Corp.	176,957	9,072
*	Ecopro BM Co. Ltd.	92,275	8,236
*	Ecopro Co. Ltd.	197,752	8,223
*	HMM Co. Ltd.	587,402	7,656
	Korea Zinc Co. Ltd.	13,507	7,637
	Hyundai Glovis Co. Ltd.	74,050	7,565
	SK Inc.	70,525	7,139
*	Hanwha Ocean Co. Ltd.	179,390	7,012
	Hanmi Semiconductor Co. Ltd.	88,188	6,761
	Samsung SDS Co. Ltd.	79,273	6,554

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	HYBE Co. Ltd.	41,974	6,478
	Korean Air Lines Co. Ltd.	375,413	6,373
	KakaoBank Corp.	433,676	6,286
	Coway Co. Ltd.	113,196	5,988
	DB Insurance Co. Ltd.	89,605	5,962
	Industrial Bank of Korea	549,803	5,857
	POSCO Future M Co. Ltd.	57,328	5,582
	Amorepacific Corp.	58,294	5,176
	Korea Aerospace Industries Ltd.	140,973	5,150
*	Korea Electric Power Corp.	354,087	5,110
	LS Electric Co. Ltd.	31,511	4,978
	HD Hyundai Co. Ltd.	84,150	4,787
	BNK Financial Group Inc.	548,636	4,573
*	SK Biopharmaceuticals Co. Ltd.	57,620	4,288
	Korea Investment Holdings Co. Ltd.	77,798	4,231
	Hankook Tire & Technology Co. Ltd.	146,682	4,115
	Samsung Securities Co. Ltd.	128,626	4,012
	Samsung E&A Co. Ltd.	322,229	3,975
*	LG H&H Co. Ltd. (XKRX)	18,857	3,966
*	SKC Co. Ltd.	36,958	3,945
*	LG Display Co. Ltd.	622,847	3,942
*	NCSoft Corp.	31,338	3,709
	Hanjin Kal Corp.	63,175	3,634
*	HD Hyundai Mipo	40,638	3,454
	S-Oil Corp.	81,219	3,398
*	Ecopro Materials Co. Ltd.	68,749	3,317
	Doosan Bobcat Inc.	100,773	3,311
	Hyundai Engineering & Construction Co. Ltd.	148,910	3,170
*	Orion Corp.	44,357	3,082
	Mirae Asset Securities Co. Ltd.	532,654	3,071
*	L&F Co. Ltd.	49,654	2,981
	LG Uplus Corp.	429,977	2,963
	LS Corp.	35,594	2,884
*	LG Innotek Co. Ltd.	28,143	2,858
	Fila Holdings Corp.	104,972	2,826
	Hanwha Solutions Corp.	205,124	2,766
	Hyundai Steel Co.	173,112	2,744
	NH Investment & Securities Co. Ltd.	274,155	2,712
	CJ CheilJedang Corp. (XKRX)	16,148	2,677
	Posco International Corp.	92,526	2,660
	Kangwon Land Inc.	214,354	2,466
*	GS Holdings Corp.	89,255	2,355
*	Kumho Petrochemical Co. Ltd.	32,122	2,324
	Korea Electric Power Corp. ADR	309,597	2,245
	Hanmi Pharm Co. Ltd.	12,833	2,144
	Hyundai Marine & Fire Insurance Co. Ltd.	120,090	2,038
	HL Mando Co. Ltd.	66,426	2,022
	DGB Financial Group Inc.	302,310	1,911
	CJ Corp.	26,682	1,741
	E-MART Inc.	39,021	1,725
	Samsung Card Co. Ltd.	59,893	1,725
	HD Hyundai Marine Solution Co. Ltd.	14,405	1,671
*	CosmoAM&T Co. Ltd.	46,298	1,668
	Cheil Worldwide Inc.	138,311	1,630
	Hotel Shilla Co. Ltd.	61,933	1,625
	OCI Holdings Co. Ltd.	29,589	1,602
*	SK Bioscience Co. Ltd.	47,624	1,596
	S-1 Corp.	38,056	1,560
	NongShim Co. Ltd.	6,403	1,533
*	Hanwha Vision Co. Ltd.	69,635	1,531
*	GS Engineering & Construction Corp.	127,553	1,510
	F&F Co. Ltd.	33,320	1,466
*	Celltrion Pharm Inc.	39,572	1,438
	Lotte Chemical Corp.	36,315	1,415
	KCC Corp.	8,314	1,414
	KEPCO Plant Service & Engineering Co. Ltd.	44,200	1,407
	Posco DX Co. Ltd.	107,027	1,375
*	Pearl Abyss Corp.	66,647	1,325
*,2	Netmarble Corp.	43,494	1,318
	Hyundai Autoever Corp.	13,209	1,290

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Hanwha Life Insurance Co. Ltd.	723,501	1,236
*	Korea Gas Corp.	52,348	1,226
*	Hyundai Doosan Infracore Co. Ltd.	241,795	1,217
	Shinsegae Inc.	13,214	1,203
	Hanwha Corp. (XKRX)	55,057	1,150
*	BGF retail Co. Ltd.	15,846	1,127
	Pan Ocean Co. Ltd.	489,275	1,114
*	Wemade Co. Ltd.	39,758	1,087
*	Kakaopay Corp.	56,296	1,039
	Dongsuh Cos. Inc.	63,865	1,018
	Green Cross Corp.	10,647	1,005
	Hanon Systems	322,271	943
	Hanmi Science Co. Ltd.	49,038	931
	CJ Logistics Corp.	16,702	914
*	Daewoo Engineering & Construction Co. Ltd.	394,408	912
*	Kakao Games Corp.	81,336	904
*	Kum Yang Co. Ltd.	70,389	867
	AMOREPACIFIC Group	51,480	851
	Hyundai Wia Corp.	31,000	827
	Lotte Shopping Co. Ltd.	22,219	823
*,2	SK IE Technology Co. Ltd.	51,113	802
	Hite Jinro Co. Ltd.	60,827	796
*	CJ ENM Co. Ltd.	20,508	754
*	Lotte Corp.	52,563	751
	GS Retail Co. Ltd.	69,319	728
*	Ottogi Corp.	2,761	727
*	Lotte Energy Materials Corp.	42,976	646
	Paradise Co. Ltd.	91,433	621
*	SD Biosensor Inc.	74,719	575
	Lotte Chilsung Beverage Co. Ltd.	6,683	475
	DL Holdings Co. Ltd.	21,534	472
	Solus Advanced Materials Co. Ltd.	52,648	361
*	GS P&L Co. Ltd.	16,442	218
			1,467,370
Spain (1.7%)
	Iberdrola SA (XMAD)	12,012,202	169,751
	Banco Santander SA	30,606,031	156,841
	Banco Bilbao Vizcaya Argentaria SA	11,587,618	131,925
	Industria de Diseno Textil SA	2,117,943	114,963
	Amadeus IT Group SA	878,525	64,288
	CaixaBank SA	7,808,081	47,265
	Ferrovial SE	957,880	40,885
[2]	Cellnex Telecom SA	1,186,527	39,741
	Telefonica SA	8,516,119	34,697
[2]	Aena SME SA	142,019	30,585
	Repsol SA	2,285,965	26,567
	Banco de Sabadell SA	10,044,110	23,676
	ACS Actividades de Construccion y Servicios SA	404,673	20,604
	Redeia Corp. SA	868,513	14,609
	Endesa SA	638,655	14,139
	Bankinter SA	1,301,801	11,091
	Merlin Properties Socimi SA	885,490	10,205
	Enagas SA	499,662	6,324
	Naturgy Energy Group SA	254,574	6,251
	Mapfre SA	2,030,150	5,640
	Acciona SA	46,879	5,282
*	Grifols SA	526,518	4,505
*	Iberdrola SA	207,107	2,931
	Corp. ACCIONA Energias Renovables SA	116,211	2,157
			984,922
Sweden (2.0%)
	Investor AB Class B	3,344,233	95,231
	Volvo AB Class B	3,181,147	87,651
	Atlas Copco AB Class A	5,088,762	85,012
	Assa Abloy AB Class B	1,960,582	60,065
	Hexagon AB Class B	4,247,291	49,174
	EQT AB	1,471,913	48,059
	Atlas Copco AB Class B	3,058,752	45,473
	Skandinaviska Enskilda Banken AB Class A	3,034,224	43,008

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Sandvik AB	2,080,843	42,934
	Telefonaktiebolaget LM Ericsson Class B	5,588,264	42,079
	Swedbank AB Class A	1,737,904	37,840
	Investor AB Class A (XSTO)	1,170,918	33,364
	Svenska Handelsbanken AB Class A	2,820,745	31,208
	Essity AB Class B	1,215,761	30,790
[2]	Evolution AB	357,792	27,450
	Alfa Laval AB	539,789	24,062
	Epiroc AB Class A	1,242,117	23,670
	Boliden AB	551,298	16,558
	Svenska Cellulosa AB SCA Class B	1,187,230	16,351
[1]	H & M Hennes & Mauritz AB Class B	1,207,616	16,089
	Trelleborg AB Class B	427,093	16,081
	Lifco AB Class B	456,918	14,983
	Indutrade AB	536,938	14,781
	Skanska AB Class B	684,547	14,666
	Saab AB Class B	658,642	14,238
	Nibe Industrier AB Class B	3,435,585	13,765
	Telia Co. AB	4,667,334	13,750
	SKF AB Class B	678,623	13,707
	Epiroc AB Class B	772,406	12,895
	Securitas AB Class B	1,010,368	12,855
[1]	Industrivarden AB Class C	361,193	12,763
	Beijer Ref AB	821,685	12,193
	Tele2 AB Class B	1,074,903	11,969
*	Swedish Orphan Biovitrum AB	370,252	11,197
	Volvo AB Class A	375,070	10,346
	AAK AB	349,795	10,167
*	Fastighets AB Balder Class B	1,348,412	9,595
*	Castellum AB	856,790	9,293
	Getinge AB Class B	452,666	8,889
	Sagax AB Class B	403,781	8,886
	Investment AB Latour Class B	288,105	7,533
	L E Lundbergforetagen AB Class B	149,257	7,184
	SSAB AB Class B	1,510,456	7,125
	Industrivarden AB Class A	190,776	6,774
	Sweco AB Class B	406,092	6,346
	Holmen AB Class B	158,398	6,002
	Axfood AB	220,451	4,727
	Husqvarna AB Class B	622,304	3,314
*,1	Volvo Car AB Class B	1,305,433	2,955
	Sagax AB Class D	471,092	1,345
[1]	Svenska Handelsbanken AB Class B	52,540	787
	SSAB AB Class A	114,936	552
	Skandinaviska Enskilda Banken AB Class C	34,469	503
	Husqvarna AB Class A	65,171	349
	Svenska Cellulosa AB SCA Class A	15,787	215
			1,158,798
Switzerland (5.8%)
	Nestle SA (Registered)	5,188,982	440,755
	Roche Holding AG	1,396,046	438,877
	Novartis AG (Registered)	4,032,578	422,117
	UBS Group AG (Registered)	6,472,337	228,212
	Cie Financiere Richemont SA Class A (Registered)	1,070,314	206,911
	Zurich Insurance Group AG	296,208	179,492
	ABB Ltd. (Registered)	3,196,276	174,045
	Holcim AG	1,132,451	113,499
	Lonza Group AG (Registered)	145,424	92,212
	Alcon AG	994,621	90,763
	Swiss Re AG	584,993	89,309
	Sika AG (Registered)	305,819	77,667
	Givaudan SA (Registered)	16,016	69,954
	Partners Group Holding AG	44,538	67,660
	Swiss Life Holding AG (Registered)	56,869	46,430
	Sandoz Group AG	866,838	41,502
	Geberit AG (Registered)	66,874	37,300
	Sonova Holding AG (Registered)	98,353	34,314
	Straumann Holding AG (Registered)	215,025	30,494
	Logitech International SA (Registered)	305,698	30,261

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Swisscom AG (Registered)	51,266	28,849
	Julius Baer Group Ltd.	409,656	28,784
	SGS SA (Registered)	295,246	28,680
	Roche Holding AG (Bearer)	73,166	24,332
	Schindler Holding AG (XSWX)	82,758	23,914
	Chocoladefabriken Lindt & Spruengli AG (Registered)	204	23,089
	Kuehne & Nagel International AG (Registered)	100,004	22,724
	Chocoladefabriken Lindt & Spruengli AG	1,950	22,400
[2]	VAT Group AG	54,262	20,845
*	Galderma Group AG	148,518	18,071
	Swiss Prime Site AG (Registered)	153,375	17,510
	Baloise Holding AG (Registered)	90,952	16,596
	SIG Group AG	662,025	14,438
	Belimo Holding AG (Registered)	19,471	14,209
	PSP Swiss Property AG (Registered)	90,530	13,373
	Georg Fischer AG (Registered)	164,889	12,986
	Helvetia Holding AG (Registered)	70,518	12,305
	Swatch Group AG (Bearer)	63,062	11,683
	Schindler Holding AG (Registered)	41,121	11,565
	Temenos AG (Registered)	121,915	10,367
	EMS-Chemie Holding AG (Registered)	14,369	10,172
	Avolta AG	212,395	9,600
	Flughafen Zurich AG (Registered)	38,288	9,218
	Barry Callebaut AG (Registered)	7,152	7,862
	Adecco Group AG (Registered)	319,816	7,613
	BKW AG	39,616	6,759
	Tecan Group AG (Registered)	25,690	6,595
	Banque Cantonale Vaudoise (Registered)	57,544	5,807
	DKSH Holding AG	73,062	5,738
	Clariant AG (Registered)	453,713	5,107
	Bachem Holding AG	63,785	4,061
	Emmi AG (Registered)	4,339	3,778
	Swatch Group AG (Registered)	70,586	2,576
			3,373,380
Taiwan (5.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	48,428,873	1,616,221
	MediaTek Inc.	2,984,700	129,258
	Hon Hai Precision Industry Co. Ltd.	24,054,823	128,444
	Delta Electronics Inc.	4,360,676	56,820
	Fubon Financial Holding Co. Ltd.	16,402,726	45,947
	Quanta Computer Inc.	5,349,598	42,412
	CTBC Financial Holding Co. Ltd.	33,013,939	39,296
	Cathay Financial Holding Co. Ltd.	18,568,620	37,440
	ASE Technology Holding Co. Ltd.	6,495,449	33,715
	Mega Financial Holding Co. Ltd.	23,761,732	27,943
	E.Sun Financial Holding Co. Ltd.	30,623,062	25,825
	Asustek Computer Inc.	1,415,026	25,757
	Yuanta Financial Holding Co. Ltd.	23,007,726	24,197
	Accton Technology Corp.	1,016,000	23,331
	Uni-President Enterprises Corp.	9,674,487	22,971
	Novatek Microelectronics Corp.	1,145,916	18,008
	Wistron Corp.	5,480,445	17,986
	First Financial Holding Co. Ltd.	21,286,755	17,963
	KGI Financial Holding Co. Ltd.	31,738,019	16,591
	SinoPac Financial Holdings Co. Ltd.	23,788,700	16,374
	Largan Precision Co. Ltd.	191,848	15,854
	Realtek Semiconductor Corp.	949,768	15,644
	Hua Nan Financial Holdings Co. Ltd. Class C	18,373,461	15,630
	Yageo Corp.	940,129	15,258
	Taiwan Cooperative Financial Holding Co. Ltd.	20,551,392	15,237
	Chunghwa Telecom Co. Ltd. ADR	381,442	14,815
	Chunghwa Telecom Co. Ltd.	3,875,207	14,798
	United Microelectronics Corp.	12,383,978	14,764
	Alchip Technologies Ltd.	156,000	14,513
	China Steel Corp.	22,969,234	14,057
	Wiwynn Corp.	209,000	13,778
	E Ink Holdings Inc.	1,588,000	13,329
	eMemory Technology Inc.	134,000	13,226
	Lite-On Technology Corp.	4,034,767	13,205

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
[1]	United Microelectronics Corp. ADR	2,283,026	13,196
	TCC Group Holdings Co. Ltd.	13,495,726	13,044
[1]	Evergreen Marine Corp. Taiwan Ltd.	2,044,520	12,682
	Taishin Financial Holding Co. Ltd.	23,791,037	12,628
*	Shin Kong Financial Holdings Co. Ltd.	32,976,455	12,280
	Hotai Motor Co. Ltd.	658,860	12,084
	Pegatron Corp.	4,133,038	12,025
[1]	International Games System Co. Ltd. Class C	396,000	11,314
	Elite Material Co. Ltd.	614,000	11,271
	Unimicron Technology Corp.	2,629,975	10,967
[1]	Asia Vital Components Co. Ltd.	640,000	10,776
*	PharmaEssentia Corp.	517,000	10,758
	Chailease Holding Co. Ltd.	3,048,500	10,637
	Advantech Co. Ltd.	926,687	10,609
	Nan Ya Plastics Corp.	10,511,615	10,277
	Taiwan Mobile Co. Ltd.	3,006,713	10,094
	Shanghai Commercial & Savings Bank Ltd.	7,548,048	9,695
	Far EasTone Telecommunications Co. Ltd.	3,582,643	9,607
	Compal Electronics Inc.	8,222,510	9,069
	Jentech Precision Industrial Co. Ltd.	209,000	8,650
	Lotes Co. Ltd.	150,000	8,451
	Formosa Plastics Corp.	7,550,873	8,295
	President Chain Store Corp.	1,047,904	8,269
[1]	Gigabyte Technology Co. Ltd.	1,044,000	7,894
	Eva Airways Corp.	5,460,188	7,873
	Chang Hwa Commercial Bank Ltd.	14,145,950	7,811
	Silergy Corp.	665,000	7,727
	Inventec Corp.	5,197,064	7,661
	Micro-Star International Co. Ltd.	1,385,000	7,581
	King Yuan Electronics Co. Ltd.	2,244,000	7,509
	Voltronic Power Technology Corp.	132,000	7,450
	Catcher Technology Co. Ltd.	1,223,153	7,346
	Yang Ming Marine Transport Corp.	3,538,000	7,260
	Airtac International Group	274,773	7,165
[1]	Global Unichip Corp.	176,000	6,979
	Acer Inc.	5,799,396	6,514
	ASPEED Technology Inc.	61,400	6,476
	Eclat Textile Co. Ltd.	401,398	6,395
	WPG Holdings Ltd.	2,989,000	6,384
	Innolux Corp.	15,052,392	6,376
	Asia Cement Corp.	4,952,519	6,166
	Formosa Chemicals & Fibre Corp.	6,913,306	5,888
	Synnex Technology International Corp.	2,732,889	5,874
	Vanguard International Semiconductor Corp.	2,018,963	5,787
*	Tatung Co. Ltd.	4,276,000	5,658
	Far Eastern New Century Corp.	5,899,819	5,588
	Taiwan Business Bank	12,186,613	5,567
	Cheng Shin Rubber Industry Co. Ltd.	3,696,222	5,560
	Chicony Electronics Co. Ltd.	1,183,337	5,480
	Foxconn Technology Co. Ltd.	2,227,925	5,278
	Globalwafers Co. Ltd.	509,000	5,246
	Hiwin Technologies Corp.	579,664	5,134
	ASMedia Technology Inc.	84,000	5,070
	Pou Chen Corp.	4,492,125	4,982
	Powertech Technology Inc.	1,359,000	4,717
	Zhen Ding Technology Holding Ltd.	1,294,000	4,635
	China Airlines Ltd.	5,790,913	4,550
	Fortune Electric Co. Ltd.	257,000	4,348
[1]	Wan Hai Lines Ltd.	1,851,812	4,245
	Walsin Lihwa Corp.	5,441,643	4,049
	AUO Corp.	9,374,600	4,040
	Sino-American Silicon Products Inc.	1,126,000	3,991
	Ruentex Development Co. Ltd.	3,106,550	3,962
	Feng TAY Enterprise Co. Ltd.	993,155	3,949
	Teco Electric & Machinery Co. Ltd.	2,370,000	3,842
*	Powerchip Semiconductor Manufacturing Corp.	6,276,000	3,783
	Nien Made Enterprise Co. Ltd.	277,000	3,636
	Taiwan High Speed Rail Corp.	4,202,000	3,491
	Parade Technologies Ltd.	151,000	3,197
	Shihlin Electric & Engineering Corp.	568,000	3,197

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Capital Securities Corp.	3,991,587	3,125
	Formosa Petrochemical Corp.	2,728,580	3,001
	Giant Manufacturing Co. Ltd.	642,548	2,840
*	Winbond Electronics Corp.	6,327,220	2,746
*	HTC Corp.	1,479,570	2,634
*	Win Semiconductors Corp.	806,000	2,524
	Taiwan Fertilizer Co. Ltd.	1,506,000	2,387
	Genius Electronic Optical Co. Ltd.	169,000	2,287
	AUO Corp. ADR	524,519	2,151
*,1	Nanya Technology Corp.	2,384,600	2,144
	Far Eastern International Bank	4,753,076	1,945
	Yulon Motor Co. Ltd.	1,217,526	1,842
	Nan Ya Printed Circuit Board Corp.	442,000	1,812
	Walsin Technology Corp.	647,000	1,809
*	Oneness Biotech Co. Ltd.	748,876	1,793
	Taiwan Secom Co. Ltd.	472,725	1,772
	Advanced Energy Solution Holding Co. Ltd.	48,000	1,735
	Eternal Materials Co. Ltd.	1,944,398	1,667
	momo.com Inc.	153,496	1,649
	Ennostar Inc.	1,159,000	1,634
[1]	U-Ming Marine Transport Corp.	867,000	1,513
	Transcend Information Inc.	570,455	1,493
*	Taiwan Glass Industry Corp.	2,698,089	1,370
[1]	China Motor Corp.	506,642	1,240
	Formosa Taffeta Co. Ltd.	1,962,000	1,127
	Formosa Sumco Technology Corp.	123,000	336
	Yulon Nissan Motor Co. Ltd.	31,000	67
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11	2
			3,131,241
Thailand (0.5%)
	PTT PCL	28,767,378	26,839
	Delta Electronics Thailand PCL	5,622,260	20,865
	Advanced Info Service PCL	2,248,096	18,898
	CP ALL PCL	11,970,675	18,429
	Bangkok Dusit Medical Services PCL Class F	22,272,400	15,511
	Airports of Thailand PCL	8,631,951	14,106
	Kasikornbank PCL	2,736,118	13,008
	PTT Exploration & Production PCL	2,781,761	10,473
	Gulf Energy Development PCL	6,029,040	10,283
	Central Pattana PCL	6,034,182	9,451
	Krung Thai Bank PCL	12,253,362	8,311
	SCB X PCL	2,170,344	8,042
*	True Corp. PCL	19,095,012	6,607
	Bumrungrad Hospital PCL	1,096,205	5,838
	Charoen Pokphand Foods PCL	8,938,328	5,824
	Minor International PCL	8,070,455	5,728
	Central Retail Corp. PCL	5,676,597	5,566
	TMBThanachart Bank PCL	88,341,496	5,181
	SCB X PCL NVDR	1,230,600	4,560
	Intouch Holdings PCL Class F	1,502,659	4,329
	Bangkok Bank PCL NVDR	887,600	4,051
	Kasikornbank PCL NVDR	808,437	3,843
*	BTS Group Holdings PCL	20,943,237	3,806
	Siam Cement PCL (Registered)	831,194	3,785
	Siam Cement PCL NVDR	726,780	3,309
	Krungthai Card PCL	2,141,721	3,216
	Home Product Center PCL	11,554,592	2,984
	Banpu PCL (Registered)	18,100,508	2,674
	Bangkok Expressway & Metro PCL	13,293,282	2,656
	Digital Telecommunications Infrastructure Fund Class F	10,635,839	2,649
	PTT Global Chemical PCL	4,159,787	2,641
	CP AXTRA PCL	3,163,284	2,499
	Indorama Ventures PCL	3,653,715	2,483
	Thai Union Group PCL Class F	6,839,763	2,428
	Srisawad Corp. PCL	1,887,394	2,059
	Ratch Group PCL	2,378,392	2,007
[1]	PTT Oil & Retail Business PCL	5,680,000	1,949
	Muangthai Capital PCL	1,377,662	1,779
	Thai Oil PCL	2,278,102	1,752

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Electricity Generating PCL	488,079	1,614
	Thai Life Insurance PCL	5,124,700	1,593
	Carabao Group PCL Class F	708,777	1,479
	Berli Jucker PCL	2,133,782	1,406
	Land & Houses PCL (Registered)	10,287,608	1,401
	Asset World Corp. PCL	14,493,308	1,354
	Osotspa PCL	2,808,391	1,347
	Bangkok Bank PCL (Registered)	282,602	1,290
	Global Power Synergy PCL Class F	1,400,152	1,269
	SCG Packaging PCL	2,418,800	1,180
	Land & Houses PCL NVDR	6,394,100	871
	Bangkok Dusit Medical Services PCL NVDR	1,238,700	863
	Intouch Holdings PCL NVDR	273,800	789
	B Grimm Power PCL	1,734,452	778
*	True Corp. PCL NVDR	2,088,999	723
	IRPC PCL	20,609,489	689
[1]	Energy Absolute PCL (XBKK)	6,352,682	578
	Central Pattana PCL NVDR	258,400	405
	Bumrungrad Hospital PCL NVDR	50,700	270
	Krung Thai Bank PCL NVDR	166,000	112
[1]	Energy Absolute PCL NVDR	540,800	49
	Siam City Cement PCL	7,300	35
			290,514
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	882,410	13,537
	Akbank TAS	6,195,169	11,197
*	Turk Hava Yollari AO	1,110,213	9,801
	KOC Holding A/S	1,705,515	8,085
	Haci Omer Sabanci Holding A/S	2,710,981	7,551
	Turkcell Iletisim Hizmetleri A/S	2,392,995	7,197
[1]	Turkiye Petrol Rafinerileri A/S	1,774,445	6,981
[1]	Turkiye Is Bankasi A/S Class C	15,832,499	6,244
	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,363,894	5,843
	Yapi ve Kredi Bankasi A/S	6,649,805	5,690
	Enka Insaat ve Sanayi A/S	3,538,586	4,799
[1]	Turkiye Garanti Bankasi A/S	1,206,853	4,283
[1]	Eregli Demir ve Celik Fabrikalari TAS	6,727,462	4,206
	Ford Otomotiv Sanayi A/S	128,739	3,337
	Migros Ticaret A/S	182,170	2,968
[1]	Turkiye Sise ve Cam Fabrikalari A/S	2,788,111	2,951
*	TAV Havalimanlari Holding A/S	354,601	2,746
*	Pegasus Hava Tasimaciligi A/S	404,387	2,640
	Coca-Cola Icecek A/S	1,661,324	2,638
*,1	Sasa Polyester Sanayi A/S	21,090,327	2,151
[1]	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	572,561	1,878
	AG Anadolu Grubu Holding A/S	219,951	1,842
*,2	MLP Saglik Hizmetleri A/S	157,139	1,720
*,1	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,986,054	1,696
*,1	Arcelik A/S	446,463	1,578
[1]	Tofas Turk Otomobil Fabrikasi A/S	253,769	1,573
[1]	Anadolu Efes Biracilik Ve Malt Sanayii A/S	331,413	1,492
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	2,819,454	1,491
*,1	Turk Telekomunikasyon A/S	1,056,779	1,489
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,898,265	1,442
*	Anadolu Anonim Turk Sigorta Sirketi	435,981	1,342
*,1	Oyak Cimento Fabrikalari A/S	1,903,712	1,288
	Is Yatirim Menkul Degerler A/S	1,030,910	1,286
*,1	Petkim Petrokimya Holding A/S	2,557,633	1,247
*	Turk Altin Isletmeleri A/S	1,981,413	1,246
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	599,296	1,185
*,1	Gubre Fabrikalari TAS	156,810	1,168
*,1	Ulker Biskuvi Sanayi A/S	340,907	1,145
	Cimsa Cimento Sanayi VE Ticaret A/S	693,591	1,031
*	Turkiye Vakiflar Bankasi TAO Class D	1,287,253	984
	Turk Traktor ve Ziraat Makineleri A/S	51,277	980
	Turkiye Sigorta A/S	1,934,070	967
	Nuh Cimento Sanayi A/S	122,088	941
*	Turkiye Sinai Kalkinma Bankasi A/S	2,364,590	897
	Aksa Akrilik Kimya Sanayii A/S	2,733,576	880

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*,1	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	77,468	849
[2]	Enerjisa Enerji A/S	477,411	814
	Dogus Otomotiv Servis ve Ticaret A/S	154,079	809
	Borusan Yatirim ve Pazarlama A/S	15,648	785
	Otokar Otomotiv Ve Savunma Sanayi A/S	64,946	746
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,759,881	727
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	372,399	721
	Alarko Holding A/S	299,228	718
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,332,749	715
	Sok Marketler Ticaret A/S	652,625	708
	Dogan Sirketler Grubu Holding A/S	1,866,875	706
*,1	Hektas Ticaret TAS	7,026,255	706
*	Tekfen Holding A/S	357,302	635
	EGE Endustri VE Ticaret A/S	2,402	634
*	Baticim Bati Anadolu Cimento Sanayii A/S	4,998,099	610
*,1	Turkiye Halk Bankasi A/S	1,027,493	583
[1]	Kontrolmatik Enerji Ve Muhendislik A/S	549,760	548
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	166,166	545
	Enerya Enerji A/S	84,741	537
	Aksa Enerji Uretim A/S	458,850	526
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	1,181,900	526
	TAB Gida Sanayi Ve Ticaret A/S Class A	116,068	525
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	497
	Akcansa Cimento A/S	81,868	476
*	Vestel Elektronik Sanayi ve Ticaret A/S	276,219	472
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	238,009	464
*	Is Gayrimenkul Yatirim Ortakligi A/S	848,161	463
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	320,197	457
	Aygaz A/S	102,347	454
*	Investco Holding A/S	74,375	438
*	MIA Teknoloji A/S	420,946	436
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	835,431	425
*	YEO Teknoloji Enerji VE Endustri A/S	273,172	416
	Anadolu Hayat Emeklilik A/S	146,236	406
*	Kiler Holding AS	499,674	405
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	395,084	405
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	321,433	396
*,1	Zorlu Enerji Elektrik Uretim A/S	3,465,007	394
	Alfa Solar Enerji Sanayi VE Ticaret AS	175,517	360
*	Akfen Yenilenebilir Enerji A/S	705,934	354
*,1	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	2,208,973	347
	Iskenderun Demir ve Celik A/S	320,527	334
*	Konya Cimento Sanayii A/S	1,813	321
*,1	Reeder Teknoloji Sanayi VE Ticaret A/S	828,697	313
*	Kayseri Seker Fabrikasi A/S	571,840	288
	Galata Wind Enerji A/S	355,685	282
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	225,405	281
	Kocaer Celik Sanayi Ve Ticaret AS	838,328	281
*	Politeknik Metal Sanayi ve Ticaret A/S	1,465	277
*	Ozak Gayrimenkul Yatirim Ortakligi	826,548	273
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	624,930	264
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	400,095	257
	Celebi Hava Servisi A/S	4,779	256
	CW Enerji Muhendislik Ticaret VE Sanayi A/S	458,949	256
*	Altinay Savunma Teknolojileri A/S	114,019	243
*	Can2 Termik A/S	5,350,866	228
	Eczacibasi Yatirim Holding Ortakligi A/S	41,251	217
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	225,607	214
*	Kordsa Teknik Tekstil A/S	112,344	213
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	97,980	212
*	Oyak Yatirim Menkul Degerler A/S	204,715	190
	Aydem Yenilenebilir Enerji A/S	302,687	187
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	78,583	185
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	103,234	178
*	Izdemir Enerji Elektrik Uretim A/S	1,364,126	169
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	595,567	157
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	551,428	154
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	182,651	153
	Kimteks Poliuretan Sanayi VE Ticaret AS	239,132	121

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	105,438	103
			176,978
United Arab Emirates (0.5%)
	Emaar Properties PJSC	13,538,754	49,691
	First Abu Dhabi Bank PJSC	8,900,162	35,207
	Emirates Telecommunications Group Co. PJSC	7,011,676	32,629
	Emirates NBD Bank PJSC	3,639,615	20,659
	Abu Dhabi Commercial Bank PJSC	5,851,332	19,069
	Aldar Properties PJSC	7,361,441	15,316
	Abu Dhabi Islamic Bank PJSC	2,918,047	12,387
	Dubai Electricity & Water Authority PJSC	17,410,414	12,136
	Dubai Islamic Bank PJSC	5,785,309	12,105
	Alpha Dhabi Holding PJSC	2,808,841	8,715
	ADNOC Drilling Co. PJSC	5,009,392	7,363
*	Modon Holding PSC	6,767,278	6,275
	Emaar Development PJSC	1,693,699	6,049
	Abu Dhabi National Oil Co. for Distribution PJSC	5,810,712	5,687
*	Multiply Group PJSC	9,554,383	5,485
	Salik Co. PJSC	3,760,833	4,958
*	Pure Health Holding PJSC	5,056,239	4,845
	ADNOC Logistics & Services	2,887,600	4,070
	Borouge plc	6,017,239	4,046
	Air Arabia PJSC	4,601,465	3,867
	Americana Restaurants International plc - Foreign Co. (XADS)	5,598,553	3,577
*	Talabat Holding plc	7,911,401	3,059
	National Marine Dredging Co.	428,171	2,938
	Dubai Investments PJSC	4,260,527	2,515
*	Abu Dhabi Ports Co. PJSC	1,781,131	2,400
*	Apex Investments Co. PSC	1,879,908	2,388
	Agility Global plc	6,257,862	2,248
	Emirates Central Cooling Systems Corp.	4,027,764	1,917
	Fertiglobe plc	2,339,305	1,579
	Dubai Financial Market PJSC	3,346,444	1,338
*	Lulu Retail Holdings plc	2,329,840	1,154
	Burjeel Holdings plc	1,665,430	906
*	Phoenix Group plc	2,037,820	670
*	Ghitha Holding PJSC	77,844	523
	Americana Restaurants International plc - Foreign Co.	157,043	103
			297,874
United Kingdom (9.5%)
	AstraZeneca plc	3,021,798	424,187
	Shell plc (XLON)	12,489,010	410,073
	HSBC Holdings plc	36,633,575	382,605
	Unilever plc (XLON)	4,970,464	284,693
	BP plc	32,501,358	168,139
	British American Tobacco plc	4,029,067	159,857
	London Stock Exchange Group plc	1,002,482	149,177
	GSK plc	8,064,673	140,483
	CRH plc (SGMX)	1,369,398	135,492
	Diageo plc	4,483,358	133,561
	Rio Tinto plc	2,156,847	129,889
*	Rolls-Royce Holdings plc	17,156,445	127,921
	National Grid plc	9,856,799	119,575
	Compass Group plc	3,434,750	118,342
	RELX plc	2,275,833	113,010
	Barclays plc	29,214,964	107,073
	Glencore plc	24,520,184	105,938
*	Flutter Entertainment plc	357,213	95,794
	Lloyds Banking Group plc	123,376,556	94,860
	BAE Systems plc	6,122,959	92,556
	Reckitt Benckiser Group plc	1,392,334	92,073
	Experian plc	1,850,099	91,135
	3i Group plc	1,873,187	89,994
	Haleon plc	16,627,413	77,504
	NatWest Group plc	14,067,195	75,001
	RELX plc (XLON)	1,494,869	74,224
	Anglo American plc	2,509,602	73,484
	Tesco plc	13,731,297	63,197
	Ashtead Group plc	880,720	57,398

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Imperial Brands plc	1,698,336	57,281
	Smurfit WestRock plc	1,036,759	54,956
	Standard Chartered plc	4,076,563	54,828
	Prudential plc (XLON)	5,418,803	45,095
	SSE plc	2,204,715	44,415
	InterContinental Hotels Group plc	320,173	42,692
	Vodafone Group plc	42,482,736	36,193
	Legal & General Group plc	11,883,393	35,486
	Aviva plc	5,449,042	34,539
	Sage Group plc	2,022,442	33,612
	Next plc	236,466	29,064
	Bunzl plc	674,644	28,717
	Informa plc	2,683,100	28,630
	Halma plc	763,415	28,599
	Rentokil Initial plc	5,085,686	24,907
	Segro plc	2,725,746	24,100
	Smith & Nephew plc	1,762,040	22,345
	Pearson plc	1,346,289	22,336
[1]	BT Group plc	12,735,202	22,320
*	Wise plc Class A	1,512,628	20,840
	WPP plc	2,163,108	20,563
	Intertek Group plc	324,497	20,466
	International Consolidated Airlines Group SA	4,715,456	19,664
	Admiral Group plc	586,582	19,598
	Melrose Industries plc (XLON)	2,573,396	19,422
	Centrica plc	10,351,708	18,193
	Smiths Group plc	698,936	17,802
[2]	Auto Trader Group plc	1,797,595	17,508
	United Utilities Group plc	1,375,360	17,378
	Marks & Spencer Group plc	4,110,019	17,026
	Severn Trent plc	532,292	16,624
	Weir Group plc	523,377	15,613
	Intermediate Capital Group plc	532,742	15,523
	Barratt Redrow plc	2,755,746	15,437
	Diploma plc	270,096	15,123
	Associated British Foods plc	635,828	14,919
	Antofagasta plc	698,488	14,811
	Spirax Group plc	148,698	14,784
	St. James's Place plc	1,106,461	14,368
	Coca-Cola HBC AG	412,575	14,322
	Mondi plc	889,068	13,839
	DCC plc	198,672	13,699
	Beazley plc	1,286,286	13,281
	Rightmove plc	1,601,453	13,178
	IMI plc	514,294	12,725
	Whitbread plc	361,409	12,536
	J Sainsbury plc	3,828,909	12,026
	Croda International plc	280,963	11,573
	M&G plc	4,372,263	11,264
	Howden Joinery Group plc	1,106,627	11,185
	Kingfisher plc	3,652,935	11,098
	Land Securities Group plc	1,502,480	10,836
	Entain plc	1,227,081	10,655
	Taylor Wimpey plc	7,131,860	10,562
	Burberry Group plc	717,293	10,484
	Hargreaves Lansdown plc	766,374	10,444
[2]	ConvaTec Group plc	3,327,970	10,147
	Persimmon plc	644,505	10,064
	Phoenix Group Holdings plc	1,508,432	9,722
	Berkeley Group Holdings plc	199,642	9,552
	British Land Co. plc	2,009,398	9,346
	Hikma Pharmaceuticals plc	325,156	9,218
	UNITE Group plc	813,484	8,616
	Hiscox Ltd.	622,290	8,394
	Endeavour Mining plc	402,492	8,189
	RS Group plc	948,256	7,630
	B&M European Value Retail SA	1,877,113	7,494
	Schroders plc	1,692,935	7,393
	JD Sports Fashion plc	5,005,554	5,493
[2]	Airtel Africa plc	2,053,348	3,656

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Fresnillo plc	375,532	3,214
*,1	Canal & France SA (XLON)	1,357,334	3,093
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			5,527,940
United States (0.0%)
	JBT Marel Corp.	480	64
Total Common Stocks (Cost $42,710,473)			56,978,028
Preferred Stocks (0.5%)
	Samsung Electronics Co. Ltd. Preference Shares	1,661,366	48,762
	Petroleo Brasileiro SA Preference Shares	6,490,612	41,860
	Volkswagen AG Preference Shares	369,688	37,696
	Henkel AG & Co. KGaA Preference Shares	327,974	28,659
	Itau Unibanco Holding SA Preference Shares	4,537,882	26,253
	Itausa SA Preference Shares	11,508,450	18,767
	Sartorius AG Preference Shares	50,484	14,568
	Banco Bradesco SA Preference Shares	4,568,088	9,450
	Bayerische Motoren Werke AG Preference Shares	115,313	8,762
	Hyundai Motor Co. Preference Shares (XKRX)	70,940	8,072
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	164,728	6,502
	FUCHS SE Preference Shares	124,624	5,664
	Gerdau SA Preference Shares	1,738,934	5,124
	Hyundai Motor Co. Preference Shares	43,172	4,759
	Cia Energetica de Minas Gerais Preference Shares	2,358,746	4,424
*	Grifols SA Preference Shares Class B (XMAD)	512,920	3,513
	Centrais Eletricas Brasileiras SA Preference Shares Class B	503,745	3,422
*	Telecom Italia SpA Preference Shares	9,512,661	3,037
	Embotelladora Andina SA Preference Shares Class B	761,625	2,543
	Cia Paranaense de Energia - Copel Preference Shares Class B	1,419,960	2,357
	Isa Energia Brasil SA Preference Shares	566,447	2,307
	Metalurgica Gerdau SA Preference Shares	1,336,700	2,200
*	LG Chem Ltd. Preference Shares	15,505	1,476
	Bradespar SA Preference Shares	512,090	1,459
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	5,352	1,044
	LG Electronics Inc. Preference Shares	34,181	949
	Unipar Carbocloro SA Preference Shares Class B	107,687	904
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	906,700	855
*	Braskem SA Preference Shares Class A	256,500	606
	Amorepacific Corp. (XKRX) Preference Shares	20,385	539
*	Alpargatas SA Preference Shares	460,200	488
	Hanwha Corp. Preference Shares	45,568	481
*	LG H&H Co. Ltd. Preference Shares	4,207	375
	Samsung SDI Co. Ltd. Preference Shares	2,931	273
	Bancolombia SA Preference Shares	14,008	138
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	21,571	60
	CJ CheilJedang Corp. Preference Shares	649	57
*,3	Transneft PJSC Preference Shares	292,300	—
*,3	Tatneft PJSC Preference Shares	191,100	—
*,3	Bashneft PJSC Preference Shares	37,751	—
*,3	Surgutneftegas PAO Preference Shares	14,258,400	—
Total Preferred Stocks (Cost $338,351)			298,405
Rights (0.0%)
*	ACS Actividades de Construccion y Servicios SA Exp. 2/7/25	404,673	200
*	Equatorial Energia SA Exp. 2/13/25	6,768	5
*,3	Smartfit Escola de Ginastica e Danca SA Exp. 2/4/25	4,337	3
Total Rights (Cost $191)			208
Warrants (0.0%)
*	Energy Absolute PCL Exp. 2/28/28	90,133	—
*	Energy Absolute PCL Exp. 2/28/28	1,058,780	—
*,3	Constellation Software Inc. Exp. 3/31/40	38,387	—
Total Warrants (Cost $—)			—

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[4,5]	Vanguard Market Liquidity Fund, 4.371% (Cost $732,891)	7,329,861	732,913
Total Investments (100.1%) (Cost $43,781,906)			58,009,554
Other Assets and Liabilities—Net (-0.1%)			(66,910)
Net Assets (100%)			57,942,644
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $228,871,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $1,493,389,000, representing 2.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $279,163,000 was received for securities on loan, of which $279,137,000 is held in Vanguard Market Liquidity Fund and $26,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2025	3,844	455,610	5,600
MSCI Emerging Markets Index	March 2025	3,692	201,288	(2,215)
S&P TSX 60 Index	March 2025	206	43,724	530
				3,915

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	3/19/25	AUD	34,886	USD	21,655	38	—
UBS AG	3/19/25	CAD	15,272	USD	10,828	—	(299)
Standard Chartered Bank	3/19/25	GBP	16,749	USD	20,759	5	—
Citibank, N.A.	3/19/25	INR	5,711,180	USD	66,999	—	(1,340)
Toronto-Dominion Bank	3/19/25	INR	5,250,222	USD	61,502	—	(1,142)
Bank of America, N.A.	3/19/25	INR	3,484,012	USD	40,878	—	(824)
JPMorgan Chase Bank, N.A.	3/19/25	INR	944,258	USD	11,056	—	(199)
State Street Bank & Trust Co.	3/19/25	INR	757,914	USD	8,901	—	(187)
Royal Bank of Canada	3/19/25	INR	473,339	USD	5,557	—	(115)
UBS AG	3/19/25	JPY	7,755,309	USD	51,545	—	(1,268)
Toronto-Dominion Bank	3/19/25	USD	28,452	AUD	44,488	788	—
Bank of America, N.A.	3/19/25	USD	15,783	BRL	97,423	—	(726)
State Street Bank & Trust Co.	3/19/25	USD	77,982	CHF	67,848	3,083	—
Bank of Montreal	3/19/25	USD	44,032	EUR	41,631	747	—
Toronto-Dominion Bank	3/19/25	USD	37,280	GBP	29,230	1,043	—
Bank of America, N.A.	3/19/25	USD	37,044	HKD	287,728	73	—
Toronto-Dominion Bank	3/19/25	USD	73,238	JPY	11,001,199	1,918	—
JPMorgan Chase Bank, N.A.	3/19/25	USD	6,405	KRW	9,136,189	124	—

Vanguard® FTSE All-World ex-US Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	3/19/25	USD	10,797	SEK	117,535	166	—
HSBC Bank plc	3/19/25	USD	20,324	TWD	656,351	386	—
						8,371	(6,100)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $4,736,000 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as

Vanguard® FTSE All-World ex-US Index Fund
collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,243,424	51,733,552	1,052	56,978,028
Preferred Stocks	120,614	177,791	—	298,405
Rights	205	—	3	208
Warrants	—	—	—	—
Temporary Cash Investments	732,913	—	—	732,913
Total	6,097,156	51,911,343	1,055	58,009,554
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,130	—	—	6,130
Forward Currency Contracts	—	8,371	—	8,371
Total	6,130	8,371	—	14,501
Liabilities
Futures Contracts[1]	(2,215)	—	—	(2,215)
Forward Currency Contracts	—	(6,100)	—	(6,100)
Total	(2,215)	(6,100)	—	(8,315)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.